Registration Nos. 033-43089
                                                        811-6431


                SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, DC 20549
                             FORM N-1A

                 REGISTRATION STATEMENT UNDER THE
                     SECURITIES ACT OF 1933             [ ]

                  PRE-EFFECTIVE AMENDMENT NO.___        [ ]

                 POST-EFFECTIVE AMENDMENT NO. 27        [X]

                              and/or


                 REGISTRATION STATEMENT UNDER THE
                  INVESTMENT COMPANY ACT OF 1940        [ ]

                        AMENDMENT NO. 29                [X]

                 (Check appropriate box or boxes)

                        MANAGERS TRUST II
-------------------------------------------------------------------
         (Exact Name of Registrant as Specified in Charter)


            40 Richards Avenue, Norwalk, Connecticut 06854
-------------------------------------------------------------------
              (Address of Principal Executive Offices)
                         1-(800) 835-3879
-------------------------------------------------------------------
        (Registrant's Telephone Number, including area code)
                         Donald S. Rumery
                        The Managers Funds
                        40 Richards Avenue
                         Norwalk, CT 06854

                  Copy to: Philip H. Newman, Esq.
                        Goodwin Procter LLP
                          Exchange Place
                       Boston, MA 02109-2881
-------------------------------------------------------------------
                (Name and Address of Agent for Service)

As soon as practicable after the effective date of this Registration
Statement
-------------------------------------------------------------------
             (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

 [ ] Immediately upon filing pursuant        [ ] On August 1, 2003
     to paragraph (b)                            pursuant to
                                                 paragraph (b)

 [ ] 60 days after filing pursuant to        [ ] On (date) pursuant to
     paragraph (a)(1)                            paragraph (a)(1)

 [X] 75 days after filing pursuant to        [ ] On (date) pursuant to
     (a)(2) of Rule 485                          paragraph (a)(2)
                                                 of Rule 485

If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

			MANAGERS TRUST II
		MANAGERS SCIENCE & TECHNOLOGY FUND
			MANAGERS 20 FUND
		     MANAGERS MID-CAP FUND
		    MANAGERS LARGE-CAP FUND
		    MANAGERS BALANCED FUND
	       MANAGERS CONVERTIBLE SECURITIES FUND
		    MANAGERS HIGH YIELD FUND
		   MANAGERS FIXED INCOME FUND

			   PROSPECTUS
		       Dated _______, 2003



       Access to Excellence


       The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

			TABLE OF CONTENTS
			-----------------



						Page
						----
RISK/RETURN SUMMARY				 1
PERFORMANCE SUMMARY				 6
FEES AND EXPENSES				 6
SUMMARY OF THE FUNDS				 9
MANAGERS SCIENCE & TECHNOLOGY FUND		10
MANAGERS 20 FUND				12
MANAGERS MID-CAP FUND				14
MANAGERS LARGE-CAP FUND				16
MANAGERS BALANCED FUND				18
MANAGERS CONVERTIBLE SECURITIES FUND		20
MANAGERS HIGH YIELD FUND			22
MANAGERS FIXED INCOME FUND			24
MANAGEMENT OF THE FUNDS				26
DETERMINING SHARE PRICE				27
MANAGING YOUR ACCOUNT				27


FOUNDED IN 1983, THE MANAGERS FUNDS OFFER INDIVIDUAL AND
INSTITUTIONAL INVESTORS THE EXPERIENCE AND DISCIPLINE OF SOME OF
THE WORLD'S MOST HIGHLY REGARDED INVESTMENT PROFESSIONALS.

RISK/RETURN SUMMARY
===================
KEY INFORMATION
---------------
This Prospectus contains important information for anyone interested in investing in Managers Science & Technology Fund, Managers 20 Fund, Managers Mid-Cap Fund, Managers Large-Cap Fund, Managers Balanced Fund, Managers Convertible Securities Fund, Managers High Yield Fund and Managers Fixed Income Fund (each a 'Fund' and collectively the 'Funds'), each a series of Managers Trust II (the Trust') and part of the Managers Funds Family of Funds. Please read this document carefully before you invest and keep it for future reference. You should base your purchase of shares of these Funds on your own goals, risk preferences and investment time horizons.

It is currently contemplated that the Funds will participate in a tax free-reorganization (the 'Reorganization') of Conseco Science & Technology Fund, Conseco 20 Fund, Conseco Equity Fund, Conseco Large-Cap Fund, Conseco Balanced Fund, Conseco Convertible Securities Fund, Conseco High Yield Fund and Conseco Fixed Income Fund (each, a 'Predecessor Conseco Fund' and collectively the 'Predecessor Conseco Funds') into Managers Science & Technology Fund, Managers 20 Fund, Managers Mid-Cap Fund, Managers Large-Cap Fund, Managers Balanced Fund, Managers Convertible Securities Fund, Managers High Yield Fund and Managers Fixed Income Fund, respectively. The Reorganization is subject to approval by the shareholders of each Predecessor Conseco Fund and is expected to become effective on or about January 29, 2004. The Funds will not commence operations until the effective date of the Reorganization.

Summary of the Goals, Principal Strategies and Principal Risk
Factors of the Funds

The following is a summary of the goals, principal strategies and principal risk factors (which are discussed in detail following the summary) of the Funds.


Fund			Goal			Principal Strategies	Principal Risk Factors
-------------------	------------------	--------------------	----------------------
Managers Science & 	Long-term 		Invests principally in	Non-Diversification Risk
Technology Fund		capital appreciation	common and 		Market Risk
						preferred stocks 	Smaller Company Risk
						of U.S. or 		Liquidity and Valuation Risk
						foreign 		Science & Technology Market
						companies of any size 	  Risk
									Growth Stock Risk
						Will invest at 		Value Stock Risk
						least 80% of its
						assets in
						companies that
						rely extensively
						on technology in
						their product
						development or
						operations, or
						which are
						expected to
						benefit from
						technological
						advances and
						improvements
-------------------	------------------	--------------------	----------------------
Managers 20 Fund	Capital appreciation	Invests principally 	Non-Diversification Risk
						in common stocks of 	Market Risk
						15 to 25 companies 	Smaller Company Risk
						offering strong 	Liquidity and Valuation Risk
						growth potential 	Foreign Risk
 									Value Stock Risk
						Seeks investments
						in specific
						industries and
						in out-of-favor
						situations at
						attractive prices
-------------------	------------------	--------------------	----------------------



-------------------	------------------	--------------------	----------------------
Managers Mid-Cap 	High total return, 	Invests 		Market Risk
Fund			consistent with the 	principally in 		Liquidity and Valuation Risk
			preservation of 	common stocks of 	Smaller Company Risk
			capital and a prudent 	small and 		Value Stock Risk
			level of risk		medium-sized
						companies

						Invests at least
						80% of its assets in
						companies that,
						at the time of
						purchase, have
						market capitalizations
						between $1 billion and
						$12 billion

						Seeks investments with
						the potential for
						capital appreciation
						as a result of
						earnings growth or
						improvements in equity
						valuation
-------------------	------------------	--------------------	----------------------
Managers Large-		Long-term capital 	Invests principally in 	Market Risk
Cap Fund		appreciation 		common stocks of 	Growth Stock Risk
						larger, well-		Value Stock Risk
						established companies

						Invests at least
						80% of its assets
						in common stocks of
						U.S. companies with
						market capitalizations,
						at the time of
						investment, in excess
						of $2.5 billion
-------------------	------------------	--------------------	----------------------
Managers Balanced 	Total investment	Invests approximately 	Market Risk
Fund 			return, consistent 	50-65% of its assets 	Credit Risk
			with the preservation 	in stocks and equity 	Interest Rate Risk
			of capital and prudent 	securities and the 	Foreign Risk
			investment risk		remainder in bonds and 	Leverage Risk
						other fixed-income 	Value Stock Risk
						securities, as well as
						cash or cash
						equivalents

						Equity portion of the
						Fund invests primarily
						in common and preferred
						stocks of U.S. and
						foreign companies of
						all sizes, as well
						as convertible
						securities and warrants

						Fixed-income portion of
						the Fund generally
						invests at least 25% of
						the Fund's assets in a
						range of domestic and
						foreign bonds, including
						up to 25% of the Fund's
						assets in below-investment
						grade securities (those
						rated Ba1/BB+ or lower by
						Moody's/Standard & Poor's)
-------------------	------------------	--------------------	----------------------



-------------------	------------------	--------------------	----------------------
Managers Convertible 	High total return 	Invests 80% of its 	Market Risk
Securities Fund		through a combination 	assets in convertible 	Interest Rate Risk
			of current income and 	securities (bonds, 	Credit Risk
			capital appreciation	debentures, notes or 	Foreign Risk (including
						preferred stock) that 	Developing Market Risk)
						an owner has the option Restricted Securities Risk
						to exchange for common 	Leverage Risk
						stock at a prestated
						price

						May invest greater than
						50% of its assets in
						below-investment grade
						securities (those rated
						Ba1/BB+ or lower by
						Moody's/Standard &
						Poor's)
-------------------	------------------	--------------------	----------------------
Managers High Yield 	High level of current 	Invests at least 80% 	Credit Risk
Fund 			income, with a 		of its assets in below-	Interest Rate Risk
			secondary objective of 	investment grade bonds 	Market Risk
			capital appreciation	(those rated Ba1/BB+ or Prepayment Risk
						lower by Moody's/	Restricted Securities Risk
						Standard & Poor's) and 	Foreign Risk (including
						may invest in a variety Developing Market Risk)
						of other debt and equity
						securities and cash
						equivalents
-------------------	------------------	--------------------	----------------------
Managers Fixed 		Highest level of 	Invests at least 	Credit Risk
Income Fund		income as is 		80% of its assets in 	Interest Rate Risk
			consistent with 	investment-grade 	Market Risk
			the preservation 	debt securities		Prepayment Risk
			of capital					Restricted Securities Risk
						May invest up to 20% 	Municipal Market Risk
						of its assets in below-	Foreign Risk
						investment grade debt
						securities (those rated
						Ba1/BB+ or lower by
						Moody's/Standard &
						Poor's)
-------------------	------------------	--------------------	----------------------


Principal Risk Factors
----------------------
All investments involve some type and level of risk. Risk is the possibility that you will lose money or not make any additional money by investing in the Funds. Before you invest, please make sure that you have read, and understand, the risk factors that apply to the applicable Fund.

The following is a discussion of the principal risk factors of the Funds.

Credit Risk
-----------
The issuer of a security, or one of the parties to a contract, may default or otherwise be unable to honor a financial obligation. Securities rated below investment grade are especially susceptible to this risk.

Foreign Risk
------------
Investment gains in foreign securities may be subject to higher taxes, and foreign currencies may lose value relative to the U.S. dollar, which may result in losses unrelated to a foreign security's market performance. A variety of factors such as reduced access to company information and different accounting, corporate governance, regulatory and market systems may cause foreign securities to be more volatile.
Changes in foreign countries' economic policies and their relations with the United States may also pose risks.

Developing Market Risk
----------------------
Generally, the risks of foreign investing are greater in developing markets. Investors in developing markets face a greater likelihood of political and economic instability, the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital.
They may also have to cope with changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of their assets.

Growth Stock Risk
-----------------
Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. While the prices of any type of stock may rise and fall rapidly, growth stocks in particular may underperform during periods when the market favors value stocks. A Fund's performance may also suffer if certain stocks do not perform as the Fund's sub-advisor expected. To the extent that a Fund's sub-advisor sells stocks before they reach their market peak, the Fund may miss out on opportunities for higher performance.

Interest Rate Risk
------------------
Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall, while a decline in interest rates may produce an increase in market value. Because of this risk, a Fund that invests in fixed-income securities is subject to risk even if all the fixed-income securities in that Fund's portfolio are paid in full at maturity. Changes in interest rates will affect the value of longer-term fixed-income securities more than shorter-term securities.

Leverage Risk
-------------
Borrowing, or some derivative investments, such as forward commitment transactions, may magnify smaller adverse market movements into relatively larger losses for a Fund.

Liquidity and Valuation Risk
----------------------------
Securities that were liquid when purchased by a Fund may become temporarily hard to value and difficult or impossible to sell, especially in declining markets.

Market Risk
-----------
The market value of a Fund's investments will fluctuate as the stock and bond markets fluctuate.
Market risk may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Municipal Market Risk
---------------------
Factors unique to the municipal bond market may negatively affect the value of the Fund's investment in municipal bonds. These factors include political or legislative changes, and uncertainties related to the tax status of the securities and the rights of investors in the securities. A Fund may invest in a group of municipal obligations that are related in such a way that an economic, business or political development affecting one would also affect the others.

Non-Diversification Risk
------------------------
If a Fund has most of its investments in a few securities, its performance will be more susceptible to factors adversely affecting the issuers of those securities than would the performance of a more diversified portfolio.

Prepayment Risk
---------------
Issuers may prepay fixed-rate bonds when interest rates fall, forcing a Fund to reinvest in obligations with lower interest rates than the original bonds.

Restricted Securities Risk
--------------------------
It may be difficult to find a buyer for restricted securities. In addition, the selling price for a restricted security may be less than originally anticipated because they may only be sold in privately negotiated transactions.

Science & Technology Market Risk
--------------------------------
Companies in the rapidly changing fields of science and technology often face unusually high price volatility, both in terms of gains and losses, which creates the potential for wide variation in performance. In the science and technology market, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly.

Smaller Company Risk
--------------------
Investments in smaller companies may be more volatile than investments in larger companies.
Smaller companies generally experience higher growth rates and higher failure rates than do larger companies. The trading volume of smaller-company stocks is normally lower than that of larger-company stocks. Short-term changes in the market for small-company stocks generally have a disproportionate effect on their price, tending to make them rise more in response to buying demand and fall more in response to selling pressure.
These risks are somewhat less for medium-size companies relative to smaller-size companies.

Value Stock Risk
----------------
The determination by a Fund's sub-advisor that a stock is undervalued may not be borne out by subsequent market movements, and the stock price may not rise to what the sub-advisor believes is its full value. The stock price may even decrease in value.

Volatility Risk
---------------
Volatility risk is the risk that performance will be affected by unanticipated events (e.g., significant earnings shortfalls or gains, war, or political events) that cause major price changes in individual securities or market sectors.

		PERFORMANCE SUMMARY
		-------------------

Because each Fund has not commenced operations, it has no performance to report.

		FEES AND EXPENSES
		-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of any of the Funds.

Shareholder Fees (fees paid directly from your investment)


				Class A		Class B		Class C		Class Y
				Shares		Shares		Shares		Shares
				----------	----------	----------	----------

Maximum Sales Charge (Load)
 Imposed on Purchases (as a
 percentage of the offering
 price)				5.75% (1)	None		1.00%		None

Maximum Deferred Sales Charge
 (Load)				None		5.00%(2)	1.00%(3)	None

Maximum Sales Charge (Load)
 Imposed on Reinvested
 Dividends and Other
 Distributions			None		None		None		None

Redemption Fee (as a
 percentage of the amount
 redeemed, if applicable)	None		None		None		None

Exchange Fee 			None		None		None		None

Maximum Account Fee		None		None		None		None



(1)	The initial sales charge that applies to the sale of Class A shares of the Fund varies according to the amount you invest, with a maximum of 5.75% (5.00% maximum for Managers Fixed
Income Fund).  See "Your Account - Share Class Sales Charges -
Class A Shares" for further information.

(2)	The maximum 5.00% contingent deferred sales charge applies to the sale of Class B shares of the Fund during the first year after purchase. The charge declines annually, reaching zero after six years. See "Your Account - Share Class Sales
Charges - Class B Shares" for further information.

(3)	The 1.00% contingent deferred sales charge applies only if an investor sells Class C shares of the Fund within one year of purchase.


WHAT IS THE MANAGEMENT FEE? The MANAGEMENT FEE is the fee paid to The Managers Funds LLC, the investment manager to the Funds, a portion of which it pays to each Fund's sub-advisor(s)

		Annual Fund Operating Expenses
	(expenses that are deducted from Fund assets)
	----------------------------------------------



		Management
		  and						Total Annual	Fee Waiver
		Admisnistration	Distribution	Other		Fund Operating	and/or Expense	Net
		   Fees		(12b-1) Fees	Expenses (1)	Expenses (2)	Reimbursement	Expenses
		---------------	--------------	--------------	--------------	--------------	--------
Class A Shares
Managers
Science &
Technology Fund	1.20%		0.50%		1.36%		3.06%		(1.31%)		1.75%

Managers 20
Fund		0.90%		0.50%		0.51%		1.91%		(0.16%)		1.75%

Managers Mid-
Cap Fund 	0.90%		0.50%		0.20%		1.60%		(0.10%)		1.50%

Managers
Large-Cap
Fund		0.90%		0.50%		1.18%		2.58%		(1.08%)		1.50%

Managers
Balanced Fund 	0.90%		0.50%		0.38%		1.78%		(0.28%)		1.50%

Managers
Convertible
Securities
Fund 		1.05%		0.50%		0.49%		2.04%		(0.49%)		1.55%

Managers High
Yield Fund 	0.90%		0.50%		0.22%		1.62%		(0.22%)		1.40%

Managers
Fixed Income
Fund		0.65%		0.50%		0.23%		1.38%		(0.28%)		1.10%



Class B Shares

Managers
Science &
Technology Fund	1.20%		1.00%		1.36%		3.56%		(1.31%)		2.25%

Managers 20
Fund		0.90%		1.00%		0.51%		2.41%		(0.16%)		2.25%

Managers Mid-
Cap Fund 	0.90%		1.00%		0.20%		2.10%		(0.10%)		2.00%

Managers
Large-Cap
Fund		0.90%		1.00%		1.18%		3.08%		(1.08%)		2.00%

Managers
Balanced Fund 	0.90%		1.00%		0.38%		2.28%		(0.28%)		2.00%

Managers
Convertible
Securities
Fund 		1.05%		1.00%		0.49%		2.54%		(0.49%)		2.05%

Managers High
Yield Fund 	0.90%		1.00%		0.22%		2.12%		(0.22%)		1.90%

Managers
Fixed Income
Fund		0.65%		1.00%		0.23%		1.88%		(0.28%)		1.60%

Class C Shares

Managers
Science &
Technology Fund	1.20%		1.00%		1.36%		3.56%		(1.31%)		2.25%

Managers 20
Fund		0.90%		1.00%		0.51%		2.41%		(0.16%)		2.25%

Managers Mid-
Cap Fund 	0.90%		1.00%		0.20%		2.10%		(0.10%)		2.00%

Managers
Large-Cap
Fund		0.90%		1.00%		1.18%		3.08%		(1.08%)		2.00%

Managers
Balanced Fund 	0.90%		1.00%		0.38%		2.28%		(0.28%)		2.00%

Managers
Convertible
Securities
Fund 		1.05%		1.00%		0.49%		2.54%		(0.49%)		2.05%

Managers High
Yield Fund 	0.90%		1.00%		0.22%		2.12%		(0.22%)		1.90%

Managers
Fixed Income
Fund		0.65%		1.00%		0.23%		1.88%		(0.28%)		1.60%


Class Y Shares

Managers
Science &
Technology Fund	1.20%		None		1.36%		2.56%		(1.31%)		1.25%

Managers 20
Fund		0.90%		None		0.51%		1.41%		(0.16%)		1.25%

Managers Mid-
Cap Fund 	0.90%		None		0.20%		1.10%		(0.10%)		1.00%

Managers
Large-Cap
Fund		0.90%		None		1.18%		2.08%		(1.08%)		2.00%

Managers
Balanced Fund 	0.90%		None		0.38%		1.28%		(0.28%)		1.00%

Managers
Convertible
Securities
Fund 		1.05%		None		0.49%		1.54%		(0.49%)		1.05%

Managers High
Yield Fund 	0.90%		None		0.22%		1.12%		(0.22%)		0.90%

Managers
Fixed Income
Fund		0.65%		None		0.23%		0.88%		(0.28%)		0.60%



(1) Because the Funds are new, the 'Other Expenses' of each Fund are based on annualized estimated expenses that the Fund expects to incur in its initial fiscal year.

(2) The Managers Funds LLC has contractually agreed, through at least April 30, 2005, to limit Total Annual Fund Operating Expenses (exclusive of taxes, interest, brokerage commissions and extraordinary items) to the Net Expenses listed above, subject to later reimbursement by the Funds in certain circumstances. In general, for a period of up to three years from the time of any waiver or payment pursuant to a Fund's contractual expense limitation, The Managers Funds LLC may recover from the Funds fees waived and expenses paid to the extent that the Fund's Total Annual Fund Operating Expenses do not exceed that Fund's contractual expense limitation amount. More detailed information is available under the heading "Portfolio Management of the Fund" for each Fund. Following the Reorganization, the Investment Manager is entitled to receive payments from the Fund equal to the amount that would be payable to the investment advisor of the Predecessor Conseco Fund (the "Predecessor Advisor") under an expense limitation agreement between the Predecessor Advisor and the Predecessor Fund (the "Predecessor Expense Agreement") similar to the agreement between the Fund and the Investment Manager if the amount of the reimbursement paid under the Predecessor Expense Agreement were determined based on the Fund's current expenses.

Example
-------
This Example will help you compare the cost of investing in each of the Funds to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year, all dividends and distributions are reinvested and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:


				1 Year			3 Years
Class A Shares			------			-------
--------------
Managers Science &
 Technology Fund 		$743			$1,226

Managers 20 Fund 		$743			$1,111

Managers Mid-Cap Fund 		$719			$1,032

Managers Large-Cap Fund 	$719			$1,131

Managers Balanced Fund 		$719			$1,050

Managers Convertible Fund	$724			$1,086

Managers High Yield Fund 	$709			$1,015

Managers Fixed Income Fund 	$607			$861


Class B Shares
--------------

Managers Science &
 Technology Fund 		$742			$1,162

Managers 20 Fund 		$742			$1,045

Managers Mid-Cap Fund 		$718			$966

Managers Large-Cap Fund 	$718			$1,066

Managers Balanced Fund 		$718			$984

Managers Convertible Fund	$723			$1,020

Managers High Yield Fund 	$708			$949

Managers Fixed Income Fund 	$680			$866


Class C Shares
--------------

Managers Science &
 Technology Fund 		$428			$933

Managers 20 Fund 		$428			$813

Managers Mid-Cap Fund 		$403			$732

Managers Large-Cap Fund 	$403			$835

Managers Balanced Fund 		$403			$751

Managers Convertible Fund	$408			$788

Managers High Yield Fund 	$393			$714

Managers Fixed Income Fund 	$363			$630


Class Y Shares
--------------

Managers Science &
 Technology Fund 		$127			$538

Managers 20 Fund 		$127			$414

Managers Mid-Cap Fund 		$102			$329

Managers Large-Cap Fund 	$102			$436

Managers Balanced Fund 		$102			$349

Managers Convertible Fund	$107			$388

Managers High Yield Fund 	$92			$311

Managers Fixed Income Fund 	$61			$223


The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

		SUMMARY OF THE FUNDS
		====================

MANAGERS TRUST II
-----------------
The Managers Funds Family of Funds is a mutual fund family comprised of different funds, each having distinct investment management objectives, strategies, risks and policies.

The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc., which is located at 600 Hale Street, Prides Crossing, MA 01965, serves as the investment manager to the Funds and is responsible for the Funds' overall administration. It selects and recommends, subject to the approval of the Board of Trustees, one or more sub-advisors to manage each Fund's investment portfolio. The Securities and Exchange Commission has given the Funds an exemptive order permitting the Investment Manager to change sub-advisors without prior shareholder approval, but subject to notification within 90 days of any such changes.

Managers Distributors, Inc. ('MDI' or the 'Distributor'), a wholly-owned subsidiary of the Investment Manager, serves as the Funds' distributor. MDI receives no compensation from the Funds for its services as distributor.

More information on each Fund's investment strategies and holdings can be found in the current Statement of Additional Information, or on our website at www.managersfunds.com.

What am I investing in? You are buying shares of a pooled investment known as a mutual fund. It is professionally managed and gives you the opportunity to invest in a variety of companies, industries and markets. Each Fund is not a complete investment program, and there is no guarantee that a Fund will reach its stated goals.

MANAGERS SCIENCE & TECHNOLOGY FUND
==================================

FUND FACTS
----------

Objective:	Long-term capital appreciation

Investment
Focus:		Equity securities of U.S. or foreign
		companies of any size that rely extensively on technology in their product development or operations, or which are expected to benefit from technological advances and improvements

Objective
---------
The Fund's objective is to achieve capital appreciation through a non-diversified portfolio of equity securities. The Fund's objectives may be changed without shareholder approval.
Shareholders will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
The Fund seeks to achieve its investment objective by investing in a non-diversified portfolio of equity securities of companies that the Fund's sub-advisor believes are positioned to take advantage of scientific or technological advances to power earnings growth. The Fund invests in the common stocks of companies that rely extensively on technology in their product development or operations, or which are expected to benefit from technological advances and improvements. Under normal circumstances, the Fund will invest at least 80% of its assets in companies that its sub-advisor believes satisfies this criteria. This policy may not be changed without providing Fund shareholders at least 60 days prior written notice. In addition to common stocks, the Fund may invest from time to time in any or all of the following: preferred stocks, convertible securities, warrants and bonds and other fixed-income securities.

Oak Associates, ltd, ('Oak') is the Fund's sub-advisor. Oak is a growth manager seeking to maximize returns by investing in common stocks that it believes have strong potential to benefit from technology. The Fund is non-diversified; that is, it is not limited by the percentage of assets it may invest in any one issuer. The success or failure of one issuer will cause the Fund to fluctuate more than it would a diversified fund. Oak generally does not base stock selections on a company's size, but rather on an assessment of a company's fundamental prospects for growth. As a result, the Fund may own stocks of smaller capitalization companies. Relying on readily available information from financial publications, third-party analysis and fundamental research, investments are made with a long-term orientation, generally involving purchases of securities that will be held for at least a year, which results in relatively low portfolio turnover. The investment style tends to be contrarian, seeking out-of-favor situations at attractive prices. Value is seen in both relative and absolute terms. Stock selections may be influenced by: (i) growth rate/price to earnings comparison;
(ii) P/E ratios versus historical and current levels; and (iii) contrarian considerations. A three-to-five year time horizon is generally required to evaluate the results of such an approach to selecting stocks.

For defensive purposes and pending investment of money received for share purchases, the Fund may temporarily depart from its investment objective and invest without limitation in cash, money market instruments and SPDRs (Standard and Poor's Depository Receipts, which are shares in a unit investment trust that trades on the American Stock Exchange and holds stocks designed to track the Standard and Poor's Composite 500 stock index).

Should I Invest in this Fund?

       This Fund may be suitable if you:

*	Are seeking an opportunity for additional returns through
	equities in a specific market sector in your investment portfolio
*	Are willing to accept a higher degree of risk and volatility for
	the opportunity of higher potential returns
*	Have an investment time horizon of five years or more

       This Fund may not be suitable if you:

*	Are seeking stability of principal
*	Are investing with a shorter time horizon in mind
*	Are uncomfortable with stock market and/or market sector risk
*	Are seeking current income

PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
Oak serves as the sub-advisor to the Fund. Oak, located at 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333, is an investment management firm with approximately $8.4 billion in assets under management as of September 30, 2003. Oak utilizes a team approach to manage the Fund.

The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC (the "Investment Manager") of 1.00% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to Oak.

The Investment Manager has contractually agreed, through at least April 30, 2005, to waive fees and pay or reimburse the Fund to the extent total expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed: (i) with respect to Class A shares, 1.75% of the Fund's average daily net assets; (ii) with respect to Class B and Class C shares, 2.25% of the Fund's average daily net assets; and (iii) with respect to Class Y shares, 1.25% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed the levels specified above. Following the Reorganization, the Investment Manager is entitled to receive payments from the Fund equal to the amount that would be payable to the investment advisor of the Predecessor Conseco Fund (the 'Predecessor Advisor') under an expense limitation agreement between the Predecessor Advisor and the Predecessor Fund (the 'Predecessor Expense Agreement') similar to the agreement between the Fund and the Investment Manager if the amount of the reimbursement paid under the Predecessor Expense Agreement were determined based on the Fund's current expenses.

MANAGERS 20 FUND
================
FUND FACTS
----------

Objective:	Capital appreciation

Investment
Focus:		Equity securities of 15 to 25 companies
		offering strong growth potential

Objective
---------
The Fund's objective is to achieve capital appreciation through a non-diversified portfolio of equity securities. The Fund's objective may be changed without shareholder approval. Shareholders will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
The Fund seeks to obtain its investment objective by investing in a non-diversified portfolio consisting of the common stocks of 15 to 25 U.S. and foreign companies offering strong growth potential. The Fund selects securities based on a global economic outlook, with a particular focus on investments in specific industries, and seeks companies in out-of-favor situations at attractive prices. In addition to common stocks, the Fund may invest from time to time in any or all of the following: preferred stocks, convertible securities, warrants and bonds and other fixed-income securities.

Oak Associates, ltd. ("Oak") is the Fund's sub-advisor. Oak is a growth manager seeking to maximize returns over a market cycle through investments in its 'best ideas.' The Fund is non-diversified; that is, it is not limited by the percentage of assets it may invest in any one issuer. Oak starts by establishing a global economic outlook, with a particular focus on interest rate anticipation, then concentrates on investments in specific industries. Relying on readily available information from financial publications, third-party analysis and fundamental research, investments are made with a long-term orientation, generally involving purchases of securities that will be held for at least a year, which results in relatively low portfolio turnover. The investment style tends to be contrarian, seeking out-of-favor situations at attractive prices. Under normal circumstances, the Fund strives to be fully invested in 15 to 25 stocks. Value is seen in both relative and absolute terms. Stock selections may be influenced by: (i) growth rate/price to earnings comparison; (ii) P/E ratios versus historical and current levels; and (iii) contrarian considerations. A three-to-five year time horizon is generally required to evaluate the results of such an approach to selecting stocks.

For defensive purposes and pending investment of money received for share purchases, the Fund may temporarily depart from its investment objective and invest without limitation in cash, money market instruments and SPDRs (Standard and Poor's Depository Receipts, which are shares in a unit investment trust that trades on the American Stock Exchange and holds stocks designed to track the Standard and Poor's Composite 500 stock index).


Should I Invest in this Fund?

       This Fund may be suitable if you:

*	Are seeking an opportunity for some additional returns through a
	focused portfolio of equities
*	Are willing to accept a higher degree of risk and volatility for
	the opportunity of higher potential returns
*	Have an investment time horizon of five years or more

       This Fund may not be suitable if you:

*	Are seeking stability of principal
*	Are investing with a shorter time horizon in mind
*	Are uncomfortable with stock market risk
*	Are seeking current income

PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
Oak serves as the sub-advisor to the Fund. Oak, located at 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333, is an investment management firm with approximately $8.4 billion in assets under management as of September 30, 2003. Oak utilizes a team approach to manage the Fund.

The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC (the 'Investment Manager') of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to Oak.

The Investment Manager has contractually agreed, through at least April 30, 2005, to waive fees and pay or reimburse the Fund to the extent total expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed: (i) with respect to Class A shares, 1.75% of the Fund's average daily net assets; (ii) with respect to Class B and Class C shares, 2.25% of the Fund's average daily net assets; and (iii) with respect to Class Y shares, 1.25% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed the levels specified above. Following the Reorganization, the Investment Manager is entitled to receive payments from the Fund equal to the amount that would be payable to the investment advisor of the Predecessor Conseco Fund (the 'Predecessor Advisor') under an expense limitation agreement between the Predecessor Advisor and the Predecessor Fund (the 'Predecessor Expense Agreement') similar to the agreement between the Fund and the Investment Manager if the amount of the reimbursement paid under the Predecessor Expense Agreement were determined based on the Fund's current expenses.

MANAGERS MID-CAP FUND
=====================
FUND FACTS
----------

Objective:	High total return, consistent with the
		preservation of capital and a prudent level
		of risk
Investment
Focus:		Equity securities of small and medium-sized
		companies

Objective
---------
The Fund's objective is to provide a high total return, consistent with the preservation of capital and a prudent level of risk. The Fund's objective may be changed without shareholder approval. Shareholders will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
The Fund seeks to achieve its investment objective by investing in a diversified portfolio consisting of the common stocks of small and medium-sized companies which will generally be listed on the New York or American stock exchanges or on NASDAQ and be widely held among a large number of investors. Under normal circumstances, the Fund will invest at least 80% of its assets in companies that, at the time of purchase, have market capitalizations between $1 billion and $12 billion. This policy may not be changed without providing Fund shareholders at least 60 days prior written notice. The Fund may also invest in other U.S. and foreign securities, including foreign securities and warrants.

Chicago Equity Partners, LLC ("CEP") is the Fund's sub-advisor. CEP uses a disciplined investment strategy, utilizing a proprietary multi-factor model to select securities. The model includes momentum, value and quality factors. The process focuses on security selection while remaining industry, sector, style and capitalization neutral. CEP seeks to consistently apply an objective quantitative, fundamental investment approach that identifies securities that it believes are overvalued and undervalued within industry sectors

For defensive purposes and pending investment of money received for share purchases, the Fund may temporarily depart from its investment objective and invest without limitation in cash, money market instruments and SPDRs (Standard and Poor's Depository Receipts, which are shares in a unit investment trust that trades on the American Stock Exchange and holds stocks designed to track the Standard and Poor's Composite 500 stock index). CEP may sell any security when it believes the sale is in the Fund's best interest. This may result in active and frequent trading of portfolio securities which can increase portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing the Fund's transaction costs and may increase your tax liability.

Should I Invest in this Fund?

       This Fund may be suitable if you:

*	Are seeking an opportunity for additional returns through medium-
	size company equities in your investment portfolio
*	Are willing to accept a higher degree of risk and volatility for
	the opportunity of higher potential returns
*	Have an investment time horizon of five years or more

       This Fund may not be suitable if you:

*	Are seeking stability of principal
*	Are investing with a shorter time horizon in mind
*	Are uncomfortable with stock market risk
*	Are seeking current income




PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
CEP serves as the sub-advisor to the Fund. CEP, located at 180 N. LaSalle Street, Suite 3800, Chicago, Illinois 60601, is an investment management firm with approximately $5.7 billion in assets under management as of September 30, 2003. CEP utilizes a team approach to manage the Fund.

The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC (the "Investment Manager") of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to CEP.

The Investment Manager has contractually agreed, through at least April 30, 2005, to waive fees and pay or reimburse the Fund to the extent total expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed: (i) with respect to Class A shares, 1.50% of the Fund's average daily net assets; (ii) with respect to Class B and Class C shares, 2.00% of the Fund's average daily net assets; and (iii) with respect to Class Y shares, 1.00% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed the levels specified above. Following the Reorganization, the Investment Manager is entitled to receive payments from the Fund equal to the amount that would be payable to the investment advisor of the Predecessor Conseco Fund (the 'Predecessor Advisor') under an expense limitation agreement between the Predecessor Advisor and the Predecessor Fund (the 'Predecessor Expense Agreement') similar to the agreement between the Fund and the Investment Manager if the amount of the reimbursement paid under the Predecessor Expense Agreement were determined based on the Fund's current expenses.

MANAGERS LARGE-CAP FUND
=======================
FUND FACTS
----------

Objective:	Long-term capital appreciation
Investment
Focus:		Equity securities of large-sized U.S.
		companies

Objective
----------
The Fund's objective is to achieve long-term capital appreciation by investing in a diversified portfolio of equity securities of larger, well-established U.S. companies. The Fund's objective may be changed without shareholder approval. Shareholders will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
Under normal circumstances, the Fund will invest at least 80% of its assets in the common stocks of U.S. large-sized companies with market capitalizations, at the time of investment, in excess of $2.5 billion. This policy may not be changed without providing Fund shareholders at least 60 days prior written notice. The Fund invests primarily in U.S. common stocks, as well as other U.S. and foreign securities, including preferred stocks, convertible securities that may be exchanged for common stock at a prestated price, and warrants that entitle the owner to purchase a set amount of common stock at a prestated price.

Chicago Equity Partners, LLC ("CEP") is the Fund's sub-advisor. CEP uses a disciplined investment strategy utilizing a proprietary multi-factor model to select securities, which includes momentum, value and quality factors. The process focuses on security selection, while remaining industry, sector, style and capitalization neutral. CEP seeks to consistently apply an objective, quantitative, fundamental investment approach that identifies undervalued and overvalued securities within industry sectors.

For defensive purposes and pending investment of money received for share purchases, the Fund may temporarily depart from its investment objective and invest without limitation in cash, money market instruments and SPDRs (Standard and Poor's Depository Receipts, which are shares in a unit investment trust that trades on the American Stock Exchange and holds stocks designed to track the Standard and Poor's Composite 500 stock index).

Should I Invest in this Fund?

       This Fund may be suitable if you:

*	Are seeking an opportunity for additional returns through large-
	capitalization equities in your investment portfolio
*	Are willing to accept a higher degree of risk for the opportunity
	of higher potential returns
*	Have an investment time horizon of five years or more

       This Fund may not be suitable if you:

*	Are seeking stability of principal
*	Are investing with a shorter time horizon in mind
*	Are uncomfortable with stock market risk
*	Are seeking current income

PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
CEP serves as the sub-advisor to the Fund. CEP, located at 180 N. LaSalle Street, Suite 3800, Chicago, Illinois 60601, is an investment management firm with approximately $5.7 billion in assets under management as of September 30, 2003. CEP utilizes a team approach to manage the Fund.

The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC (the 'Investment Manager') of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to CEP.

The Investment Manager has contractually agreed, through at least April 30, 2005, to waive fees and pay or reimburse the Fund to the extent total expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed: (i) with respect to Class A shares, 1.50% of the Fund's average daily net assets; (ii) with respect to Class B and Class C shares, 2.00% of the Fund's average daily net assets; and (iii) with respect to Class Y shares, 1.00% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed the levels specified above. Following the Reorganization, the Investment Manager is entitled to receive payments from the Fund equal to the amount that would be payable to the investment advisor of the Predecessor Conseco Fund (the 'Predecessor Advisor') under an expense limitation agreement between the Predecessor Advisor and the Predecessor Fund (the 'Predecessor Expense Agreement') similar to the agreement between the Fund and the Investment Manager if the amount of the reimbursement paid under the Predecessor Expense Agreement were determined based on the Fund's current expenses.

MANAGERS BALANCED FUND
======================
FUND FACTS
----------

Objective:	High total investment return, consistent
		with the preservation of capital and prudent
		investment risk
Investment
Focus:		Approximately 50-65% of total assets
		invested in equity securities of medium and large-sized U.S. companies, and the remainder invested in bonds and other fixed-income securities, as well as cash or cash equivalents

Objective
---------
The Fund's objective is to achieve a high total investment return, consistent with the preservation of capital and prudent economic risk. The Fund's objective may be changed without shareholder approval. Shareholders will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
The Fund seeks to achieve its investment objective by investing approximately 50-65% of its total assets in equity securities and investing the remainder in bonds and other fixed-income securities, as well as cash or cash equivalents. The equity portion of the Fund is invested primarily in a diversified portfolio of U.S. common stocks, as well as other U.S. and foreign securities, including convertible securities and warrants. Normally, the equity portion of the Fund will focus on large and medium-sized companies which will generally be listed on the New York, American or NASDAQ exchanges and be widely held among a large number of investors. The fixed income portion of the Fund normally invests at least 25% of the Fund's total assets in a wide range of domestic and foreign fixed-income securities, such as bonds, including securities not based on the U.S. dollar, and may also invest up to 25% of the Fund's total assets in below-investment grade securities (those rated Ba1/BB+ or lower by Moody's/Standard & Poor's). The Fund may invest more than 65% of its total assets in stocks if its investment manager considers conditions in the stock market to be more favorable than those in the bond market, and the Fund may invest more than 25% of its total assets in fixed income securities if its investment manager considers conditions in the bond market to be more favorable than those in the stock market.

Chicago Equity Partners, LLC ("CEP") is the sub-advisor to the equity portion of the Fund. CEP uses a disciplined investment strategy utilizing a proprietary multi-factor model to select securities. The model includes momentum, value and quality factors. The process focuses on security selection while remaining industry, sector, style and capitalization neutral. CEP seeks to consistently apply an objective quantitative, fundamental investment approach that identifies stocks that it believes are overvalued and undervalued within industry sectors.

40|86 Advisors, Inc. ('40|86') (formerly known as Conseco Capital Management, Inc.) is the sub-advisor to the fixed-income portion of the Fund. Normally, the Fund maintains at least 25% of its assets in a wide range of domestic and foreign fixed-income securities, such as bonds, including securities not based on the U.S. dollar. The majority of foreign investments may be in 'Yankee bonds' (bonds payable in U.S. dollars that are issued in the United States by foreign banks and corporations). Incorporating fundamental, "bottom-up" credit and market analysis, 40|86 invests primarily in bonds with 7 to 30-year maturities. The Fund may also invest up to 25% of its total assets in below-investment-grade securities which 40|86 believes do not involve undue risk to income or principal. In general, however, these types of securities are issued by companies without long track records of sales and earnings, or by those companies with questionable credit histories. The lowest credit-rating categories in which the Fund invests are Caa/CCC (by Moody's/Standard & Poor's).

For defensive purposes and pending investment of money received for share purchases, the Fund may temporarily depart from its investment objective and invest without limitation in cash, money market instruments and SPDRs (Standard and Poor's Depository Receipts, which are shares in a unit investment trust that trades on the American Stock Exchange and holds stocks designed to track the Standard and Poor's Composite 500 stock index). CEP or

40|86 may sell any security when it believes the sale is in the Fund's best interest. This may result in active and frequent trading of portfolio securities which can increase portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing the Fund's transaction costs and may increase your tax liability.



Should I Invest in this Fund?

       This Fund may be suitable if you:

*	Are seeking an opportunity for additional returns from a
	portfolio that holds both equities and fixed income securities
*	Are willing to accept a moderate risk investment
*	Have an investment time horizon of five years or more

       This Fund may not be suitable if you:

*	Are seeking stability of principal
*	Are investing with a shorter time horizon in mind
*	Are uncomfortable with stock market risk
*	Are seeking a conservative risk investment

PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
CEP serves as the sub-advisor to the equity portion of the Fund. CEP, located at 180 N. LaSalle Street, Suite 3800, Chicago, Illinois 60601, is an investment management firm with approximately $5.7 billion in assets under management as of September 30, 2003. CEP utilizes a team approach to manage the Fund.

40|86 serves as the sub-advisor to the fixed-income portion of the Fund. 40|86, located at 11825 N. Pennsylvania Avenue, Carmel, Indiana 46032, is a wholly-owned subsidiary of Conseco, Inc., a publicly held financial services company (NYSE: CNO) that provides investment, lending and insurance products to more than 12 million customers. As of September 30, 2003, 40|86 managed more than $26 billion.

The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC (the 'Investment Manager') of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to CEP and 40|86.

The Investment Manager has contractually agreed, through at least April 30, 2005, to waive fees and pay or reimburse the Fund to the extent total expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed: (i) with respect to Class A shares, 1.50% of the Fund's average daily net assets; (ii) with respect to Class B and Class C shares, 2.00% of the Fund's average daily net assets; and (iii) with respect to Class Y shares, 1.00% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed the levels specified above. Following the Reorganization, the Investment Manager is entitled to receive payments from the Fund equal to the amount that would be payable to the investment advisor of the Predecessor Conseco Fund (the 'Predecessor Advisor') under an expense limitation agreement between the Predecessor Advisor and the Predecessor Fund (the 'Predecessor Expense Agreement') similar to the agreement between the Fund and the Investment Manager if the amount of the reimbursement paid under the Predecessor Expense Agreement were determined based on the Fund's current expenses.

MANAGERS CONVERTIBLE SECURITIES FUND
====================================

FUND FACTS
----------

Objective:	High total return through a combination of
		current income and capital appreciation
Investment
Focus:		Convertible securities (bonds, debentures,
		notes or preferred stock that an owner can exchange for common stock at a prearranged price) of U.S. and foreign issuers

Objective
---------
The Fund's objective is to achieve high total return through a combination of current income and capital appreciation by investing primarily in bonds and other securities that are convertible into common stock of U.S. and foreign issuers. The Fund's objective may be changed without shareholder approval. Shareholders will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
Under normal circumstances, the Fund will invest at least 80% of its assets in convertible securities (bonds, debentures, notes or preferred stock) that an owner has the option to exchange for common stock at a prestated price. This policy may not be changed without providing Fund shareholders at least 60 days prior written notice. Convertible securities are often of lower quality than other investments. At any given time, over 50% of the Fund's assets may be invested in below-investment grade securities (those rated Ba1/BB+ or lower by Moody's/Standard & Poor's). In addition to convertible securities, the Fund may invest in common stock, convertible securities with conversion features that do not depend on the market price of the issuer's common stock, and stocks and bonds of foreign issuers, including issuers in emerging markets.

40|86 Advisors, Inc. ('40|86') (formerly known as Conseco Capital Management, Inc.) is the Fund's sub-advisor. Adhering to strict discipline on when to buy and sell securities, 40|86 seeks high total return by purchasing securities it believes are priced below their true value, and selling securities it believes are priced at or above their true value. To select securities, 40|86 evaluates security issuers and the securities themselves through independent, "bottom-up" fundamental credit and market analysis.

For defensive purposes and pending investment of money received for share purchases, the Fund may temporarily depart from its investment objective and invest without limitation in cash, money market investments, preferred stocks, or investment-grade debt securities. 40|86 may sell any security when it believes the sale is in the Fund's best interest. This may result in active and frequent trading of portfolio securities which can increase portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing the Fund's transaction costs and may increase your tax liability.

Should I Invest in this Fund?

       This Fund may be suitable if you:

*	Are seeking an opportunity for additional returns from a
	portfolio of bonds and other securities convertible into common
	stock
*	Are willing to accept a higher degree of risk for the opportunity
	of higher potential returns

*	Have an investment time horizon of five years or more

       This Fund may not be suitable if you:

*	Are seeking a conservative risk investment
*	Are investing with a shorter time horizon in mind
*	Are seeking stability of principal or current income

PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
40|86 serves as the sub-advisor to the Fund. 40|86, located at 11825 N. Pennsylvania Avenue, Carmel, Indiana 46032, is a wholly-owned subsidiary of Conseco, Inc., a publicly held financial services company (NYSE: CNO) that provides investment, lending and insurance products to more than 12 million customers. As of September 30, 2003, 40|86 managed more than $26 billion.

The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC (the 'Investment Manager') of 0.85% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to 40|86.

The Investment Manager has contractually agreed, through at least April 30, 2005, to waive fees and pay or reimburse the Fund to the extent total expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed: (i) with respect to Class A shares, 1.55% of the Fund's average daily net assets; (ii) with respect to Class B and Class C shares, 2.05% of the Fund's average daily net assets; and (iii) with respect to Class Y shares, 1.05% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed the levels specified above. Following the Reorganization, the Investment Manager is entitled to receive payments from the Fund equal to the amount that would be payable to the investment advisor of the Predecessor Conseco Fund (the 'Predecessor Advisor') under an expense limitation agreement between the Predecessor Advisor and the Predecessor Fund (the 'Predecessor Expense Agreement') similar to the agreement between the Fund and the Investment Manager if the amount of the reimbursement paid under the Predecessor Expense Agreement were determined based on the Fund's current expenses.

MANAGERS HIGH YIELD FUND
========================
FUND FACTS
----------

Objective:	High current income, with a secondary
		objective of capital appreciation
Investment
Focus:		Below-investment grade fixed-income
		securities (those rated Ba1/BB+ or lower by Moody's/Standard & Poor's)

Objective
---------
The Fund's objective is to achieve a high level of current income, with a secondary objective of capital appreciation, by investing in a portfolio of below-investment grade bonds (those rated Ba1/BB+ or lower by Moody's/Standard & Poor's). The Fund's objective may be changed without shareholder approval. Shareholders will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
Under normal circumstances, the Fund will invest at least 80% of its assets in below-investment grade bonds. This policy may not be changed without providing Fund shareholders at least 60 days prior written notice. The Fund may also invest in any of the following: corporate debt securities and preferred stock; zero-coupon bonds and other deferred interest securities that do not pay periodic interest; mortgage-backed debt securities; asset-backed securities; convertible securities; restricted securities; taxable municipal securities issued by state and local governments; cash or cash equivalents, such as certificates of deposit or money-market funds; money-market instruments, such as bankers' acceptances, commercial paper and repurchase agreements; securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, such as the Federal Home Loan Bank and the Student Loan Marketing Association; common stocks; and stocks and bonds of foreign issuers, including issuers in emerging markets.

40|86 Advisors, Inc. ('40|86') (formerly known as Conseco Capital Management, Inc.) is the Fund's sub-advisor. Adhering to strict discipline on when to buy and sell securities, the sub-advisor seeks to achieve the Fund's objectives by purchasing securities it believes are priced below their true value, and selling securities it believes are priced at or above their true value. To select securities, the sub-advisor evaluates security issuers and the securities themselves through independent, "bottom-up" fundamental credit and market analysis.

For defensive purposes and pending investment of money received for share purchases, the Fund may temporarily depart from its investment objective and invest without limitation in cash or money market instruments. 40|86 may sell any security when it believes the sale is in the Fund's best interest. This may result in active and frequent trading of portfolio securities which can increase portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing the Fund's transaction costs and may increase your tax liability.

Should I Invest in this Fund?

       This Fund may be suitable if you:

*	Are seeking an opportunity for additional fixed-income returns
	accompanied by the additional risks of below-investment grade securities in your investment portfolio
*	Are comfortable with a high risk investment
*	Are seeking current income

*	Have an investment time horizon of five years or more

       This Fund may not be suitable if you:

*	Are seeking stability of principal
*	Are seeking a conservative risk investment

PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
40|86 serves as the sub-advisor to the Fund. 40|86, located at 11825 N. Pennsylvania Avenue, Carmel, Indiana 46032, is a wholly-owned subsidiary of Conseco, Inc., a publicly held financial services company (NYSE: CNO) that provides investment, lending and insurance products to more than 12 million customers. As of September 30, 2003, 40|86 managed more than $26 billion.

The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC (the 'Investment Manager') of 0.70% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to 40|86.

The Investment Manager has contractually agreed, through at least April 30, 2005, to waive fees and pay or reimburse the Fund to the extent total expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed: (i) with respect to Class A shares, 1.40% of the Fund's average daily net assets; (ii) with respect to Class B and Class C shares, 1.90% of the Fund's average daily net assets; and (iii) with respect to Class Y shares, 0.90% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed the levels specified above. Following the Reorganization, the Investment Manager is entitled to receive payments from the Fund equal to the amount that would be payable to the investment advisor of the Predecessor Conseco Fund (the 'Predecessor Advisor') under an expense limitation agreement between the Predecessor Advisor and the Predecessor Fund (the 'Predecessor Expense Agreement') similar to the agreement between the Fund and the Investment Manager if the amount of the reimbursement paid under the Predecessor Expense Agreement were determined based on the Fund's current expenses.

MANAGERS FIXED INCOME FUND
==========================
FUND FACTS
----------

Objective:	High current income, consistent with the
		preservation of capital
Investment
Focus:		High quality foreign and domestic fixed-
		income securities

Objective
---------
The Fund's objective is to achieve the highest level of income as is consistent with the preservation of the capital investment The
Fund's objective may be changed without shareholder approval.
Shareholders will be given notice prior to any change becoming effective.

Principal Investment Strategies
-------------------------------
Under normal circumstances, the Fund will invest at least 80% of its assets in investment-grade securities. This policy may not be changed without providing Fund shareholders at least 60 days prior written notice. The Fund may also invest in debt securities issued by any of the following: public and private U.S. companies; foreign companies; the U.S. government and its agencies, such as the Federal Home Loan Bank; state and local governments issuing taxable municipal securities; and foreign governments, their agencies and instrumentalities. The Fund may also invest in mortgage-backed debt securities, asset-backed debt securities and restricted securities, and may invest up to 15% of its assets in common and preferred stock, convertible securities that an owner has the option to exchange for common stock at a prestated price, and debt securities carrying warrants to purchase equity securities. Up to 20% of the Fund's assets may be invested in below-investment grade securities (those rated Ba1/BB+ or lower by Moody's/Standard & Poor's). While the Fund may purchase debt securities of any maturity, the average life of the portfolio will likely range between 7 and 15 years. The average may, however, be shorter or longer depending on market conditions.

40|86 Advisors, Inc. ('40|86') (formerly known as Conseco Capital Management, Inc.) is the Fund's sub-advisor. 40|86 actively manages the portfolio to generate income, reduce risk and preserve or enhance total return. Adhering to strict guidelines on when to buy and sell securities, the sub-advisor seeks to achieve the Fund's objective by purchasing securities it believes are priced below their true value, and selling securities it believes are priced at or above their true value. To select securities, the sub-advisor evaluates security issuers and the securities themselves through independent, "bottom-up" fundamental credit and market analysis.
For defensive purposes and pending investment of money received for share purchases, the Fund may temporarily depart from its investment objective and invest without limitation in cash or money market instruments. 40|86 may sell any security when it believes the sale is in the Fund's best interest. This may result in active and frequent trading of portfolio securities which can increase portfolio turnover. Higher portfolio turnover may adversely affect Fund performance by increasing the Fund's transaction costs and may increase your tax liability.

Should I Invest in this Fund?

       This Fund may be suitable if you:

*	Are seeking an opportunity for additional fixed-income returns in
	your investment portfolio
*	Are willing to accept a moderate risk investment
*	Have an investment time horizon of four years or more

       This Fund may not be suitable if you:

*	Are seeking stability of principal
*	Are seeking a conservative risk investment

PORTFOLIO MANAGEMENT OF THE FUND
--------------------------------
40|86 serves as the sub-advisor to the Fund. 40|86, located at 11825 N. Pennsylvania Avenue, Carmel, Indiana 46032, is a wholly-owned subsidiary of Conseco, Inc., a publicly held financial services company (NYSE: CNO) that provides investment, lending and insurance products to more than 12 million customers. As of September 30, 2003, 40|86 managed more than $26 billion.

The Fund is obligated by its investment management contract to pay an annual management fee to The Managers Funds LLC (the 'Investment Manager') of 0.45% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to 40|86.

The Investment Manager has contractually agreed, through at least April 30, 2005, to waive fees and pay or reimburse the Fund to the extent total expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) of the Fund exceed: (i) with respect to Class A shares, 1.10% of the Fund's average daily net assets; (ii) with respect to Class B and Class C shares, 1.60% of the Fund's average daily net assets; and (iii) with respect to Class Y shares, 0.60% of the Fund's average daily net assets. The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement and that such repayment would not cause the Fund's expenses in any such future year to exceed the levels specified above. Following the Reorganization, the Investment Manager is entitled to receive payments from the Fund equal to the amount that would be payable to the investment advisor of the Predecessor Conseco Fund (the 'Predecessor Advisor') under an expense limitation agreement between the Predecessor Advisor and the Predecessor Fund (the 'Predecessor Expense Agreement') similar to the agreement between the Fund and the Investment Manager if the amount of the reimbursement paid under the Predecessor Expense Agreement were determined based on the Fund's current expenses.

		MANAGEMENT OF THE FUNDS
		=======================

Investment Manager and Sub-Advisors
-----------------------------------
The Managers Funds LLC (the "Investment Manager"), a subsidiary of Affiliated Managers Group, Inc., which is located at 600 Hale Street, Prides Crossing, MA 01965, serves as the investment manager to the Funds and is responsible for the Funds' overall administration. It selects and recommends, subject to the approval of the Board of Trustees, one or more sub-advisors to manage each Fund's investment portfolio. It also allocates assets among the sub-advisors for Funds with more than one sub-advisor, monitors the performance, security holdings and investment strategies of the sub-advisors, and, when appropriate, researches any potential new sub-advisors for the Funds. The SEC has given the Trust an exemptive order permitting the Investment Manger to change sub-advisors without prior shareholder approval, but subject to shareholder notification within 90 days of any such changes.

40|86 Advisors, Inc. ('40|86') (formerly known as Conseco Capital Management, Inc.), located at 11825 N. Pennsylvania Avenue, Carmel, Indiana 46032, is the sub-advisor for the fixed income portion of Managers Balanced Fund and for Managers Convertible Securities Fund, Managers High Yield Fund and Managers Fixed Income Fund. 40|86 is a wholly-owned subsidiary of Conseco, Inc., a publicly held financial services company (NYSE: CNO) that provides investment, lending and insurance products to more than 12 million customers. As of September 30, 2003, 40|86 managed more than $26 billion.

Chicago Equity Partners, LLC ("CEP"), located at 180 N. LaSalle Street, Suite 3800, Chicago, Illinois 60601, is the sub-advisor for Managers Equity Fund, Managers Large-Cap Fund and the equity portion of Managers Balanced Fund. CEP is a leading investment management firm with approximately $5.7 billion in assets under management as of September 30, 2003.

Oak Associates, ltd. ("Oak"), located at 3875 Embassy Parkway, Suite 250, Akron, Ohio 44333, is the sub-advisor for Managers Science & Technology Fund and Managers 20 Fund. Oak is a leading investment management firm with approximately $8.4 billion in assets under management as of September 30, 2003.

Portfolio Managers of the Funds
-------------------------------
Robert L. Cook, CFA, joined 40|86 in 1994 and is Director of
Research and a Senior Vice President of 40|86. He is responsible for managing Managers Convertible Securities Fund and for co-managing Managers High Yield Fund.

Gregory J. Hahn, CFA, joined 40|86 in 1989 and is Chief Fixed Income Investment Officer and Senior Vice President, Portfolio Analytics of 40|86. He is responsible for managing the fixed-income portion of Managers Balanced Fund.

Thomas G. Hauser, CFA, is a Vice President of, and has been a portfolio manager for, 40|86 since 2001. Prior to joining 40|86, he was a Vice President of, and a portfolio manager for, Van Kampen
Investments from 1993 to 2001.  He is responsible for managing
Managers High Yield Fund.

Leo J. Dierckman, joined 40|86 in 1999 and is Second Vice President-Fixed Income Research of 40|86. Prior to joining 40|86, Mr.
Dierckman served as Vice President of Finance for HealthCareContinuum from 1989 to 1999. He is responsible for managing Managers Convertible Securities Fund.

Mike Richman, joined 40|86 in 1997 and is an Assistant Vice
President and Portfolio Manager of 40|86. Prior to joining 40|86, Mr. Richman worked in 40|86's Investment Reporting department. He is responsible for managing Managers Fixed Income Fund.

CEP utilizes a team approach to manage Manager Equity Fund, Managers Large-Cap Fund and the equity portion of Managers Balanced Fund.

Oak utilizes a team approach to manage Managers Science & Technology Fund and Managers 20 Fund.

Administrative Services
-----------------------
The Investment Manager also provides administrative services to the Funds, including:

*	Supervising bookkeeping and recordkeeping to ensure that
	shareholder information is accurate and up-to-date;

*	 Supervising the preparation and filing of documents as required
	by state and federal regulatory agencies; and

*	 Management and oversight of all third-party service providers.

As compensation for these services, the Investment Manager receives administrative fees of 0.20% annually of each Fund's average daily net assets.

DETERMINING SHARE PRICE
=======================
Your purchase or redemption of Fund shares is based on the Fund's share price. The share price used for your transaction is equal to the Funds net asset value (NAV) next determined after your purchase or redemption order is received on each day the New York Stock Exchange (the 'NYSE') is open for trading. The NAV is equal to the Fund's net worth (assets minus liabilities) divided by the number of shares outstanding. Each Fund's NAV is calculated at the close of regular business of the NYSE, usually 4:00 p.m. New York Time. Securities traded in foreign markets may trade when the NYSE is closed. Those securities are generally valued at the closing of the exchange where they are principally traded. Therefore, a Fund's NAV may be impacted on days when investors may not be able to purchase or redeem Fund shares.

The Fund's investments are valued based on market values. If market quotations are not readily available for any security, the value of the security will be based on an evaluation of its fair value, pursuant to procedures established by the Funds' Board of Trustees. Each of the Funds may invest in securities that trade in foreign markets. Because substantial time may pass between the time the local market for a security closes and the time a Fund calculates its NAV (typically the close of the NYSE), intervening events may call into question the reliability of the closing local price for that security. On behalf of the Funds, the Investment Manager monitors intervening events that may affect the value of securities held in each Fund's portfolio and, in accordance with procedures adopted by the Funds' Board of Trustees, may adjust the prices of securities traded in foreign markets, as appropriate, to reflect fair value as of the time each Fund's NAV is calculated.

MANAGING YOUR ACCOUNT
=====================
ESSENTIAL  INFORMATION

Contacting Managers Trust II
-----------------------------
By phone:	[800-986-3384], 24 hours a day
By mail:	Managers Trust II
	40 Richards Avenue
	Norwalk, CT  06854

Minimum Fund Investment*


				Per Fund
To open an account		$250
Each additional investment	$50
To open an automated investment
plan				$50
To open a retirement



account through salary
reduction			$0
Initiate a Dollar Cost
Averaging (DCA) Plan through
FA Prime Obligations Fund
Account				$5,000

Transfer assets from DCA
Plan to fund 			$250 each month





*    Minimums apply to Class A, Class B and Class C shares.

We cannot accept third-party checks.

These requirements may be changed or waived at any time at our discretion.

Keeping Track
-------------
We will send you written confirmation of each transaction in your account. These confirmations also serve as your proof of ownership since we do not issue certificates.

SHARE CLASSES
-------------
Investors may choose from four classes of shares in each of the Funds. The classes differ in the way they deal with sales charges and fund expenses. Four important considerations in choosing a share class are the amount you plan to invest, your investment objectives, the fund's expenses and charges, and how long you intend to keep the money invested. We recommend that you discuss your investment goals and choices with your registered financial professional in order to determine which share class is right for you.

Class A Shares
--------------
*	Carry a maximum up-front sales charge of 5.75% of your investment
	(5.00% maximum for the Managers Fixed Income Fund) depending on the size of your investment.

*	Have lower operating expenses than Class B or Class C shares.
	This means an investment in Class A shares will have higher annual returns than a comparable investment in Class B or C shares.

*	12b-1 fees for all Funds = 0.50%

Class B Shares
--------------
*	Have no up-front sales charge, but require that you pay a
	surrender charge (referred to as a contingent-deferred sales charge (CDSC)) on shares you sell. These charges start at 5.00% of the amount of the purchase or sale, whichever is less, when you redeem shares within one year of your purchase. They gradually decline each year thereafter, until reaching zero in the seventh year after your purchase.

*	Convert to an equal dollar value of Class A shares at the end of
	the eighth year after purchase, with lower ongoing operating expenses.

*	12b-1 fees for all Funds = 1.00%

Class C Shares
--------------
*	Have a maximum up-front sales charge of 1.00% of your investment,
	and you pay a CDSC of 1.00% of the amount of the purchase or sale, whichever is less, when you redeem shares within one year of your purchase.

*	Never convert to Class A shares.

*	12b-1 fees for all Funds = 1.00%

Class Y Shares
--------------
*	Are only available to individuals whose investments in the Funds
	exceed $500,000 or to eligible institutional investors.

*	Tax-qualified retirement plans with at least $10 million to
	invest or 250 eligible employees.

*	Banks and insurance companies investing for their own accounts.

*	Other investment companies not affiliated with the Investment
	Manager.

*	The Investment Manager's tax-qualified retirement plans or
	qualified financial intermediaries who have a contract with the Distributor.

*	Endowments, foundations and other charitable organizations.

*	Wrap-fee accounts or asset allocation programs in which the
	shareholder pays an asset-based service fee.

ABOUT 12b-1 FEES
----------------
Each Fund has adopted a plan under Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares. 12b-1 fees, paid to the Distributor, may be used to cover a Fund's sales, marketing and promotional expenses. Because they are paid out of the Fund's net assets on an ongoing basis, they increase the cost of your investment the longer you hold it and may end up costing you more than other types of sales charges.

We cover the complete details of each share class in the sections following.

SHARE CLASS SALES CHARGES
=========================

Class A Shares
--------------
The price of Class A shares equals a Fund's current share price, or NAV, plus a sales charge that varies according to the amount you invest, as shown in the chart below.





If the amount of your 		your initial sales 	your annual sales 	the one-time
purchase is . . .		charge as a % of 	charge as a % of 	dealer allowance
				the share price is:	the total you 		as a % of
							invested is:		purchase price
										is:

Less than $50,000 (for all
Funds except Managers Fixed
Income Fund)			5.75			6.10			5.00

Less than $50,000 (for
Managers Fixed Income Fund
only)				5.00			5.56			4.50

$50,000 to $99,999		4.50			4.71			3.75

$100,000 to $249,999		3.50			3.63			2.75

$250,000 to $499,999		2.50			2.56			2.00

$500,000 to $999,999		1.50			1.52			1.20

$1,000,000 and over		None			None			None



You may be able to reduce the initial sales charge on your purchase of Class A shares as follows:

*	We will add the value of any existing Fund investments plus the value of any investment you've made in the FA Prime Obligations
Fund, to the amount of your investment to determine the sales charge. (You may invest in the FA Prime Obligations Fund, currently managed by U.S. Bancorp Investment Research Management
Company, LLC, through a separate prospectus. You can obtain one by calling [800-986-3384].)

*	You may add Funds held for your benefit in trust by fiduciaries with the Funds to be considered in calculating sales charges on your purchase. These Funds include qualified retirement plans at work.

*	If you agree by letter of intent to invest a definite amount in
Class A shares of the Funds over the 13 months following your first purchase, we will calculate the sales charge as if you purchased all the shares at one time. You could reduce sales charges still further by including your existing Managers Funds investments in the calculation.

Consult your registered financial professional, or the Statement of Additional Information for the Funds, for further details on our Class A share cost reduction programs.

You may reinstate your Fund investment at any time within 180 calendar days after you sell your shares. That means you may reinvest the amount you received from the sale of your shares without any up-front sales charge. You may exercise this reinvestment privilege only once per Fund investment and it may be subject to other restrictions.

Class B Shares
--------------
Class B shares have no up-front sales charges. Your entire amount invested purchases Fund shares at the Fund's NAV. Instead, you pay:

*	Higher annual expenses on your investment

*	A CDSC on any shares you sell within six years of your purchase

We base the sales charge on the price of the shares at the time you bought them or their price at the time you sell, whichever is lower. The amount of the CDSC declines the longer you own your shares:





				you pay this % on the total
If you sell shares during . . .	amount of the sale:
-------------------------------	----------------------------
The first year after purchase		5.00
The second year after purchase		4.00
The third year after purchase		3.00
The fourth year after purchase		3.00
The fifth year after purchase		2.00
The sixth year after purchase		1.00
The seventh year after purchase		0.00
The eighth year after purchase		0.00



At the end of the eighth year after your purchase, your Class B shares automatically convert to Class A shares of equal value. This means the shares will have lower ongoing annual expenses from that point forward.

Please note:

1.	Class B share purchases may not exceed $500,000.

2.	In calculating the CDSC, we consider any shares purchased during
	a month as purchased on the first day of the month.

3. 	Any shares you purchase by reinvesting the dividends
	and capital gains distributions from your Class B shares do not carry a CDSC.

4.	When you place an order to sell Class B shares, we automatically
	sell the shares that have no CDSC first.

5.	You may reinstate your Fund investment anytime within 180
	calendar days after you sell your shares. That means we will reimburse up to the full amount of any CDSC you paid, depending on how much you reinvest. You may exercise this reinvestment privilege only once per Fund investment and it may be subject to other restrictions.

Class C Shares
--------------
Class C shares have a 1.00% up-front sales charge. You may also pay a CDSC of 1.00% on any Class C shares you sell within one year of your purchase. We base the CDSC, if applicable, on the price of the shares at the time you bought them or their price at the time you sell, whichever is lower.

Class C shares have higher annual operating expenses than Class A shares or Class B shares. Unlike Class B shares, they never convert to any other class of shares with lower expenses.

You may be able to reduce the initial sales charge on your purchase of Class C Shares if:

*	You purchase through certain external organizations that have
	entered into service agreements with the Fund or an affiliate of the Fund; or

*	You purchase through certain broker-dealers who have agreed to
	provide certain services with respect to shares of the Funds. Check with your broker-dealer to see if you qualify for this reduction or waiver.
	Similarities with Class B shares:

*	We base the CDSC on the price of the shares at the time you
	bought them or their price at the time you sell, whichever is lower. See 2, 3, 4 and 5 in 'Class B Shares' above for other similarities.

Class C shares pay annual 12b-1 distribution and shareholder servicing fees of 1.00%.

Class Y Shares
--------------
Class Y shares have no up-front sales charges or CDSC, nor do they pay annual 12b-1 distribution or shareholder servicing fees.

A CLOSER LOOK AT CONTINGENT DEFERRED SALES CHARGES  (CDSC's)
============================================================
To minimize the amount of the CDSC you may pay when you sell your shares, the Fund assumes that shares acquired through reinvested dividends and capital gains distributions (which are not subject to CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order in which they were purchased (oldest to youngest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.

You will not pay a CDSC when you exchange shares of a Fund to buy the same class of shares of any other Fund. For the purpose of calculating the CDSC when you sell the shares that you acquired by exchanging shares of the Fund, it will be assumed that you held the shares from the date you originally purchased the shares you exchanged.

THREE CONVENIENT WAYS TO OPEN YOUR FUND ACCOUNT
===============================================
You may purchase shares of a Fund once you have established an account with the Trust. You may establish an account with the Trust either though your financial professional or by submitting a completed application to the Trust in good order with your initial investment. An account application is not in good order and, therefore, cannot be processed, until such time as it contains all information and documentation requested in the application. Failure to provide an account application in good order may result in a delay in the date of your purchase or in the rejection of the application and the return of your investment monies.

Through Your Financial Professional
-----------------------------------
You can buy shares in any Fund through any authorized broker/dealer, financial planner, or a financial institution, such as a bank, or financial services firm. These organizations and individuals may maintain their own procedures for buying and selling shares, and may charge fees. Your financial professional will have the details.

By Mail
-------
Send your completed application, and a separate check payable to the Fund to:

	Managers Trust II
	c/o U.S. Bancorp Fund Services, LLC
	PO Box 701
	Milwaukee, WI  53201-0701

or for overnight mail:

	Managers Trust II
	c/o U.S. Bancorp Fund Services, LLC
	615 E. Michigan St., 3rd Floor
	Milwaukee, WI  53201-0701
	414-765-4124

By Bank Wire
------------
	Send your completed application to the address listed above and wire your investment to:
	US  Bank, NA
	ABA#042000013
	Credit: US Bancorp Fund Service, LLC
	Account#: 112-952 - 137
	Further Credit:  Managers Trust II
	(Name of Fund)
	(Shareholder Name/Account Registration and Account  Number)

New accounts must also send a completed application form to one of the mailing addresses listed above.

IMPORTANT INFORMATION ABOUT BUYING FUND SHARES
----------------------------------------------
*	Please indicate which class of shares you are buying - Class A,
	B, C or Y - when you place your order.

*	If you're adding to your existing account, indicate your Fund
	account number on your check.

*	We accept no third-party checks.

*	Shares are purchased at the next share price calculated after we
	receive your order.

*	If you buy shares through your financial professional, it is the
	professional's responsibility to forward your purchase order before the close of business on the New York Stock Exchange, normally 4:00 PM, Eastern time. Investors should check with their financial professionals to see whether they have an earlier daily deadline for forwarding purchase orders.

*	Payment for shares purchased through a financial institution such
	as a bank or an authorized broker/dealer is due on the settlement date, normally three days after we have received your order. (If you or your financial professional is making payment via federal funds wire, be sure to get a confirmation number, which you will need to ensure timely credit.)

*	We can only accept checks in U.S. dollars drawn on U.S. funds for
	the purchase of shares.

*	We may charge a $25 fee on purchase checks that do not clear.

*	To ensure that all checks have cleared, we do not allow investors
	to sell shares purchased by check until the shares have been in their account 12 days.

*	We reserve the right to cancel any purchase order, specifically,
	a purchase order for which we have not received payment within three business days.

*	The Funds currently do not charge for wire transfers it receives
	for share purchases, although your bank may.

IMPORTANT  INFORMATION  ABOUT  SELLING  FUND  SHARES
----------------------------------------------------
You may transmit a request to sell shares by phoning us directly, through your financial professional or by mail. We will mail the check for the proceeds of the sale of your shares, minus any applicable CDSC, to the address listed on your account application. If you sell shares by phone

*	Neither the Funds nor their transfer agent, U.S. Bancorp Fund
	Services, LLC, is responsible for verifying whether a telephoned sales order is genuine. We do, however, protect you with these safeguards:

	 - We record telephone orders.
	 - We require callers to provide specific identifying information.
	 - We send written confirmation of your order within five days.
	 - You cannot place orders by phone if you have rejected the telephone privilege in your account application.

If you sell shares through your financial professional

*	Intermediaries may maintain their own procedures for buying and
	selling shares. Your financial professional will have the details.

*	Intermediaries may charge fees for processing your sales request,
	even though we do not.

	If you sell shares by mail

Address your request to:

	Managers Trust II
	c/o U.S. Bancorp Fund Services, LLC
	PO  Box  701
	Milwaukee,  WI  53201-0701

or for overnight mail:

	Managers Trust II
	c/o U.S. Bancorp Fund Services, LLC
	615 E.  Michigan St., 3rd Floor
	Milwaukee, WI  53201-0701
	414-765-4124

If you sell shares by wire
--------------------------
A $15 fee will be charged for all outbound wire transfers.

We may require a signature guarantee for sales of Fund shares totaling $50,000 or more. You may obtain your signature guarantee from most financial institutions, such as banks, broker/dealers, credit unions and savings associations, but not from a notary public.

Information required on all sales requests

*	Include your account number, your account's name and your Social
	Security or taxpayer identification number with your sales request.

*	State either the number of shares you wish to sell or the amount
	you wish to receive from the sale.

Calculating the proceeds from your sale

*	Shares are sold at the next share price calculated after we
	receive your request, either from you directly or through your registered financial professional.

*	If you submit your sales request through a registered financial
	professional, it is the financial professional's responsibility to transmit your request prior to the close of the New York Stock Exchange (NYSE) in order to receive that day's share price.

Receiving the proceeds from your sale

*	You should receive a check for the net proceeds of your sale
	within seven business days. We may, however, delay payment 12 days or longer if the check you used to purchase the shares you're selling has not cleared.

Expedited Processing
--------------------
You may have proceeds of $50 or more wired directly or sent through electronic funds transfer to an account in the U.S. bank of your choice. Normally, we will transmit these expedited proceeds on the next business day following the sale of your shares. We charge a $15 wire transfer fee.

		SPECIAL SHAREHOLDER SERVICES
		============================

We offer an array of special services free of charge to make investing in the Funds easy and convenient.

Automated Investing
-------------------
The Funds offer two programs to implement disciplined investing strategies:

*	Pre-Authorized Investment Plan.  Lets you set up debits from your
	checking account for $50 or more every month to purchase shares for your fund account. You may even qualify for a waiver of the $50 minimum on purchases made through payroll deduction or qualified retirement plans. Call [800-986-3384] for details.

*	Dollar-cost averaging program.  Lets you transfer a set amount of
	money regularly between the interest-bearing FA Prime Obligations Fund and any Fund. By investing this way, you buy more shares when mutual fund share prices are down and fewer when share prices go up.

*	This strategy can help lower the average price you pay for your
	shares. To participate, you need to invest at least $5,000 in the money-market fund and transfer a minimum of $250 every month to a Fund.

Dollar cost averaging cannot assure you of a profit or protect you against loss. And because the plan requires that you invest consistently without regard to share prices, you should carefully consider whether you would be willing to continue purchasing shares in all market conditions.

Electronic Buying and Selling
-----------------------------
You can buy or sell your Fund investments electronically whenever you like by taking advantage of our Automated Clearing House (ACH) option.

ACH lets you transfer money directly between your bank and fund accounts to buy or sell as little as $50 or as much as $50,000 worth of Fund shares.

To sign up for ACH simply fill out Part 8 on your account application.

Systematic Redemptions
----------------------
You can arrange to sell shares monthly or quarterly. We will send the proceeds to you or to any party you designate. Just fill out
Part 9, "Systematic Redemptions/Exchange Plan" on your account application. We normally process systematic redemptions on the 25th day of each month and mail out checks within five business days.

To qualify for systematic redemptions, you must:

*	Reinvest your distributions
*	Begin with an account value of $5,000 or more
*	Redeem at least $50 monthly or quarterly

Free Exchanges
--------------
You may exchange shares in one Fund for the same class of shares in any other Fund, including the FA Prime Obligations Fund, free of charge. There may, however, be tax consequences resulting from these exchanges. See Tax Considerations for further information. Normally we will execute the entire transaction in a single business day.

The following conditions apply:

*	The value of the shares you are exchanging must meet the minimum
	purchase requirement of the Fund you are exchanging them for.

*	If you exchange FA Prime Obligations Fund shares for Class A or
	Class C shares in any Fund, we will assess the applicable sales charge.

*	If you sell Class B shares you acquired through an exchange, we
	will calculate any CDSC from the date you originally purchased the shares that you exchanged.

*	If you sell Class C shares you acquired through an exchange and
	you sell them within a year of the exchange, we will calculate any CDSC from the date you originally purchased the shares that you exchanged.

*	We may apply a CDSC on FA Prime Obligations Fund shares that you
	sell, if you acquired them through an exchange of Class B or C shares from another Fund.

*	You may exchange FA Prime Obligations Fund shares that you
	acquired through an exchange back into your original share class at no additional charge. If you then sell those shares, we will calculate your CDSC from the date you purchased the original shares, not from the date you exchanged the FA Prime Obligations Fund shares.

To reduce the volume of mail you receive, only one copy of financial statements, prospectuses, and other regulatory material will be mailed to your household. You can call us at [800-986-3384], or write to us at the address listed above to request (1) additional copies free of charge or (2) that we discontinue our practice of householding regulatory materials to your home.

OTHER OPERATING POLICIES
========================
The Funds will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to sell and exchange by telephone or internet, call the Funds for instructions.

The Funds reserve the right to:

*	redeem an account if the value of the account falls below $50
	with respect to Class A, Class B or Class C shares, or falls below $50,000 with respect to Class Y shares, due to redemptions;

*	suspend redemptions or postpone payments when the NYSE is closed
	for any reason other than its usual weekend or holiday closings or when trading is restricted by the Securities and Exchange Commission;

*	change the minimum investment amounts;

*	delay sending out redemption proceeds for up to seven days (this
	usually applies to very large redemptions without notice, excessive trading or unusual market conditions);

*	make a redemption-in-kind (a payment in portfolio securities
	instead of in cash);

*	refuse a purchase order for any reason, including failure to
	submit a properly completed application;

*	refuse any exchange request if determined that such request could
	adversely affect the Fund, including if such person or group has engaged in excessive trading (to be determined in our discretion); and

*	terminate or change the Free Exchange policy or impose fees in
	connection with exchanges or redemptions.

		DIVIDENDS AND DISTRIBUTIONS
		===========================
Each Fund declares and pays dividends from net investment income according to the schedule below. The Board of Trustees of the Funds may elect to change dividend distribution intervals. Net investment income consists of all dividends and interest received, less expenses (including fees payable to the Investment Manager and its affiliates).

Schedule of dividend payments



Fund					Declared and paid
-----------------------------		-----------------
Managers Science & Technology Fund	Annually
Managers 20 Fund			Annually
Managers Mid-Cap Fund			Annually
Managers Large-Cap Fund			Annually
Managers Balanced Fund			Quarterly
Managers Convertible Securities Fund	Monthly
Managers High Yield Fund		Monthly
Managers Fixed Income Fund		Monthly



Any capital gains are generally declared annually and distributed to shareholders after the close of a Fund's fiscal year. These include net long-term capital gains (the excess of net long-term capital gain over net short-term capital loss), net short-term capital gains, and net realized gains from foreign currency transactions.

Dividends and other distributions paid on each class of shares are calculated at the same time and in the same manner. Because specific expenses may apply to one class of shares and not another, dividend amounts will differ.

Choose how to use your distributions
------------------------------------
You may receive your distributions in cash or use them to buy more shares. Simply choose on your application the option that meets your needs. Retirement accounts reinvest all Fund distributions except under unusual circumstances. Call [800-986-3384] for further information.

Here are your options:
----------------------


You may reinvest in additional fund shares	and receive in cash

All income dividends and distributions		N/A
Only income dividends				Other distributions
						   in cash
Only distributions				Income dividends in
						   cash



If an investor elects to receive distributions and dividends by check and the post office cannot deliver such check, or if such check remains uncashed for six months, a Fund reserves the right to reinvest the distribution check in the shareholder's account at the Fund's then current net asset value per share and to reinvest all subsequent distributions in shares of the Fund.

We mail all cash dividends and distributions by check to you, or transfer them via electronic funds transfer (EFT) to your bank account if you have selected the wire/electronic transfer options in part 7 of your application.

			TAX CONSIDERATIONS
			==================

Please be aware that the following tax information is general and refers only to the provisions of the Internal Revenue Code of 1986, as amended, which are in effect as of the date of this Prospectus. You should consult a tax consultant about the status of your distributions from the Funds.

Short-term capital gain distributions are generally taxable to you as ordinary income. Under the Jobs and Growth Tax Relief Reconciliation Act of 2003, dividends from a Fund that are attributable to corporate dividends received by the Fund generally are now taxable at long-term capital gain rates, provided certain requirements are met; non-qualifying dividends remain taxable as ordinary income. Capital gain dividends will be treated as long-term capital gains regardless of how long you have held shares of a Fund. The provisions apply whether you receive the distribution in cash or reinvest it for additional shares. An exchange of a Fund's shares for shares of another Fund will be treated as a sale of the first Fund's shares and any gain on the transaction may be subject to federal income tax.

Keep in mind that distributions may be taxable to you at different rates depending on the length of time the Fund held the applicable investment and not the length of time that you held your Fund shares. When you do sell your Fund shares, a capital gain may be realized, except for certain tax-deferred accounts, such as IRA accounts.

Federal law requires a Fund to withhold taxes on distributions paid to shareholders who:

*	fail to provide a social security number or taxpayer
	identification number;

*	fail to certify that their social security number or taxpayer
	identification number is correct; or

*	fail to certify that they are exempt from withholding.


	In addition, a Fund must also withhold taxes on distributions and redemption proceeds if the IRS notifies the Fund that the taxpayer identification number or social security number furnished by the shareholder is incorrect, or the IRS notifies the Fund that the shareholder has failed to report properly certain interest and dividend income.

			TAXES ON SALES OR EXCHANGES
			===========================
The chart features possible tax implications arising from the sale or exchange of fund shares.




Transaction			Tax Implication
---------------------		---------------
Selling shares for more than
  purchase price			Yes

Selling shares for less than
  purchase price			Yes

Exchanging shares
  of same class from one Fund
  to another				Yes

Class B shares convert to Class
A shares				No


All investors (other than IRA accounts) will receive a Form 1099-DIV annually, detailing the tax characteristics of any dividends and distributions that you have received with respect to your account. You will also receive a confirmation after each trade executed in your account.

		DISTRIBUTION AND SERVICE PLANS
		------------------------------
The Funds have adopted Distribution and Service Plans (12b-1 Plans) for Class A, Class B and Class C shares to compensate the Distributor for its distribution and marketing services and for servicing of shareholder accounts. The distribution and service fees are paid out of the assets of each share class on an ongoing basis and will increase the cost of your investment and are provided below.

Class A Shares
--------------
For all the Funds, fees paid to the Distributor may not exceed 0.50% annually of the average daily net assets.

Class B and Class C Shares
--------------------------
Fees paid to the Distributor may not exceed 1.00% annually of each Fund's average daily net assets. The Distributor may make payments to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and sales-related costs. The payments for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value.

Payments to Broker/Dealers and Financial Intermediaries
=======================================================
Class A Shares
--------------
The selling broker/dealer may retain the sales charge you pay on these shares.

Class B Shares
--------------
Since these shares have no up-front sales charges, the Distributor pays the seller 4.00% of the purchase amount.

Class C Shares
--------------
In addition to a 1.00% up-front sales charge, the Distributor pays the seller 1.00% of the purchase amount.

We use part of the proceeds from the CDSC and the 12b-1 fee to defray these payments.

			For More Information

Additional information for the Funds, including the Statement of Additional Information and the Semi-Annual and Annual Reports, are available to you without charge. You may request these documents and make other inquiries as follows:

By Telephone:	1-800-835-3879
By Mail:	Managers Trust II
		40 Richards Avenue
		Norwalk, CT  06854
On the Internet:Electronic copies are available on our website at
		http://www.managersfunds.com

In the Annual Report of the Predecessor Conseco Funds you will find a discussion of the market conditions and investment strategies that significantly affected the Predecessor Conseco Funds' performance during the last fiscal year. Current Fund documents are on file with the Securities and Exchange Commission and are incorporated by reference (legally part of this Prospectus). Text-only copies and other information are also available on the EDGAR database of the SEC's website at http://www.sec.gov, and copies may be obtained upon payment of a duplication fee, by email request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 (202-942-8090). Information about the Funds may also be reviewed and copied at the SEC's Public Reference Room.
Call (202) 942-8090 for information on the operation of the SEC's Public Reference Room.

Investment Company Act Registration Number 811-3752

====================================================================


		MANAGERS TRUST II

	MANAGERS SCIENCE & TECHNOLOGY FUND
	        MANAGERS 20 FUND
	     MANAGERS MID-CAP FUND
	    MANAGERS LARGE-CAP FUND
	    MANAGERS BALANCED FUND
       MANAGERS CONVERTIBLE SECURITIES FUND
	    MANAGERS HIGH YIELD FUND
	   MANAGERS FIXED INCOME FUND


       STATEMENT OF ADDITIONAL INFORMATION

	      DATED __________, 2003


       You can obtain a free copy of the Prospectus of any of these Funds by calling The Managers Funds LLC at (800) 835-3879. The
Prospectus provides the basic information about investing in the Funds.

       This Statement of Additional Information is not a Prospectus. It contains additional information regarding the activities and operations of the Funds. It should be read in conjunction with each Fund's Prospectus.

		TABLE OF CONTENTS
		-----------------

							Page
							----

GENERAL INFORMATION					3
INVESTMENT TECHNIQUES AND ASSOCIATED RISKS		8
INVESTMENT RESTRICTIONS					24
TRUSTEES AND OFFICERS					27
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	31
MANAGEMENT OF THE FUNDS					32
BROKERAGE ALLOCATION AND OTHER PRACTICES		37
PURCHASE, REDEMPTION AND PRICING OF SHARES		38
CERTAIN TAX MATTERS					43
PERFORMANCE DATA					46
DESCRIPTION OF BOND RATINGS ASSIGNED BY
 STANDARD & POOR'S AND MOODY'S INVESTORS
 SERVICE, INC.						50

		GENERAL INFORMATION
		-------------------

     This Statement of Additional Information relates to Managers Science & Technology Fund (the "Science & Technology Fund"), Managers 20 Fund (the "20 Fund"), Managers Mid-Cap Fund (the "Mid-Cap Fund"), Managers Large-Cap Fund (the "Large-Cap Fund"), Managers Balanced Fund (the "Balanced Fund"), Managers Convertible Securities Fund (the "Convertible Securities Fund"), Managers High Yield Fund (the "High Yield Fund") and Managers Fixed Income Fund (the "Fixed Income Fund") (each a "Fund" and collectively the "Funds"). Each Fund is a series of Managers Trust II (the "Trust"), an open-end, diversified management investment company offering redeemable shares of beneficial interest. The Trust was organized on October 3, 1991.

     This Statement of Additional Information describes the management and operation of each Fund, as well as each Fund's investment objectives and policies. It should be read in conjunction with each Fund's current Prospectus. The executive office of the Trust is located at 40 Richards Avenue, Norwalk, CT 06854.

	Investments in the Funds are not:

	*	Deposits or obligations of any bank;
	*	Guaranteed or endorsed by any bank; or
	*	Federally insured by the Federal Deposit Insurance

Corporation, the Federal Reserve Board or any other federal agency.

ADDITIONAL INVESTMENT POLICIES
------------------------------
Managers Science & Technology Fund: Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in companies that the Sub-Advisor believes are positioned to take advantage of scientific or technological advances to power earnings growth. This policy may not be changed without providing Fund shareholders at least 60 days prior written notice.

Managers Mid-Cap Fund: Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in companies that, at the time of purchase, have market capitalizations between $1 billion and $12 billion. This policy may not be changed without providing Fund shareholders at least 60 days prior written notice.

Managers Large-Cap Fund: Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in a diversified selection of U.S. large-sized companies with market capitalization in excess of $2.5 billion. This policy may not be changed without providing Fund shareholders at least 60 days prior written notice.

Managers Convertible Securities Fund: Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in convertible securities (bonds, debentures, note or preferred stock) that an owner has the option to exchange for common stock at a prestated price. This policy may not be changed without providing Fund shareholders at least 60 days prior written notice.

Managers High Yield Fund: Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in below-investment-grade bonds (those rated Ba1/BB+ or lower by Moody's Investor Service, Inc. ("Moody's") or Standard & Poor's ("S&P"). This policy may not be changed without providing Fund shareholders at least 60 days prior written notice.

Managers Fixed Income Fund: The Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment-grade debt securities. This policy may not be changed without providing Fund shareholders at least 60 days prior written notice.

INVESTMENT STRATEGIES
---------------------
For purposes of the following discussion, the Investment Manager and the Sub-Advisors are referred to collectively as the "Advisor." In addition to the investment strategies described in the Prospectus and in "Investment Techniques and Associated Risks", Managers Science & Technology Fund may:

*	Invest in preferred stocks, convertible securities, and warrants, and in debt obligations when the Advisor believes that they are more attractive than stocks on a long-term basis. The debt obligations in which it invests will be primarily investment grade debt securities, U.S. Government securities, or short-term debt securities. However, the Fund may invest up to 5% of its total assets in below investment grade securities.

*	Invest, without limit, in equity and debt securities of foreign issuers. The Fund presently intends to invest in foreign securities only through depository receipts. See "Foreign
Securities" below for more information.

*	Use a variety of investment techniques and strategies, including but not limited to: writing listed "covered" call and "secured" put options, including options on stock indices, and purchasing options; purchasing and selling, for hedging purposes, stock index, interest rate, and other futures contracts, and purchasing options on such futures contracts; entering into foreign currency futures contracts, forward contracts and options on foreign currencies; borrowing from banks to purchase securities; purchasing securities of other investment companies; entering into repurchase agreements and reverse repurchase agreements; investing in when-issued or delayed delivery securities; and selling securities short. See "Investment Techniques and Associated Risks" below for further information.

	In addition to the investment strategies described in the Prospectus and in "Investment Techniques and Associated Risks,"
Managers 20 Fund may:

*	Invest in preferred stocks, convertible securities, and warrants, and in debt obligations when the Advisor believes that they are more attractive than stocks on a long-term basis. The debt obligations in which it invests will be primarily investment grade debt securities, U.S. Government securities, or short-term debt securities. However, the Fund may invest up to 5% of its total assets in below investment grade securities.

*	Invest up to 25% of its total assets in equity and debt securities of foreign issuers. The Fund presently intends to invest in foreign securities only through depository receipts. See "Foreign Securities" below for more information.

*	Use a variety of investment techniques and strategies, including but not limited to: writing listed "covered" call and "secured" put options, including options on stock indices, and purchasing options; purchasing and selling, for hedging purposes, stock index, interest rate, and other futures contracts, and purchasing options on such futures contracts; entering into foreign currency futures contracts, forward contracts and options on foreign currencies; borrowing from banks to purchase securities; purchasing securities of other investment companies; entering into repurchase agreements and reverse repurchase agreements; investing in when-issued or delayed delivery securities; and selling securities short. See "Investment Techniques and Associated Risks" below for further information.

	In addition to the investment strategies described in the Prospectus and in "Investment Techniques and Associated Risks,"
Managers Mid-Cap Fund may:

*	Use a variety of investment techniques and strategies including but not limited to: writing listed "covered" call and "secured" put options, including options on stock indices, and purchasing options; purchasing and selling, for hedging purposes, stock index, interest rate, and other futures contracts, and purchasing options on such futures contracts; purchasing warrants and preferred and convertible preferred stocks; borrowing from banks to purchase securities; purchasing foreign securities in the form of American
Depository Receipts ("ADRs"); purchasing securities of other investment companies; entering into repurchase agreements and reverse repurchase agreements; purchasing restricted securities;
investing in when-issued or delayed delivery securities; and selling securities short. See "Investment Techniques and Associated Risks" below further information.

*	Invest up to 5% of its assets in below investment grade securities.
The Fund will not invest in rated fixed income securities which are rated below CCC/Caa. See "Description of Bond Ratings Assigned By
Standard & Poor's and Moody's Investors Service, Inc.' for further discussion regarding securities ratings. For information about the risks associated with below investment grade securities, see
"Investment Techniques and Associated Risks" below.

	In addition to the investment strategies described in the Prospectus and in "Investment Techniques and Associated Risks,"
Managers Large-Cap Fund may:

*	Use a variety of investment techniques and strategies including but not limited to: writing listed "covered" call and "secured" put options, including options on stock indices, and purchasing options; purchasing and selling, for hedging purposes, stock index, interest rate, and other futures contracts, and purchasing options on such futures contracts; purchasing warrants and preferred and convertible preferred stocks; borrowing from banks to purchase securities; purchasing foreign securities in the form of ADRs;
purchasing securities of other investment companies; entering into repurchase agreements and reverse repurchase agreements; purchasing restricted securities; investing in when-issued or delayed delivery securities; and selling securities short. See "Investment
Techniques and Associated Risks" below further information.

*	Invest up to 5% of its assets in below investment grade securities.
The Fund will not invest in rated fixed income securities which are rated below CCC/Caa. See "Description of Bond Ratings Assigned By
Standard & Poor"s and Moody's Investors Service, Inc.' for further discussion regarding securities ratings. For information about the risks associated with below investment grade securities, see
"Investment Techniques and Associated Risks" below.

	In addition to the investment strategies described in the Prospectus and in "Investment Techniques and Associated Risks,"
Managers Balanced Fund may:

*	Invest in U.S. Government securities, intermediate and long-term debt securities and equity securities of domestic and foreign issuers, including common and preferred stocks, convertible debt securities, and warrants. As a non-fundamental policy, the Fund maintains at least 25% of the value of its assets in debt securities under normal conditions.

*	Invest up to 10% of its total assets in the equity securities of companies exploring, mining, developing, producing, or distributing gold or other precious metals, if the Advisor believes that inflationary or monetary conditions warrant a significant investment in companies involved in precious metals.

*	Invest in high yield, high risk, below investment grade securities which are not believed to involve undue risk to income or principal. The Fund does not intend to invest more than 25% of its total assets (measured at the time of investment) in below investment grade securities. The lowest rating categories in which the Fund will invest are CCC/Caa. Securities in those categories are considered to be of poor standing and are predominantly speculative. For information about the risks associated with below investment grade securities, see "Investment Techniques and Associated Risks" below. The Fund may also invest in investment grade debt securities.

*	Invest in zero coupon securities and payment-in-kind securities.

*	Invest in equity and debt securities of foreign issuers, including
non-U.S. dollar-denominated securities, Eurodollar securities and securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof. As a non-fundamental operating policy, the Fund will not invest more than 50% of its total assets (measured at the time of investment) in foreign securities. See "Investment Techniques and Associated
Risks" below for further information.

*	Use various investment strategies and techniques when the Advisor determines that such use is appropriate in an effort to meet the Fund's investment objective, including but not limited to: writing listed "covered" call and "secured" put options, including options on stock indices, and purchasing such options; purchasing and selling, for hedging purposes, stock index, interest rate, gold, and other futures contracts, and purchasing options on such futures contracts; purchasing warrants and preferred and convertible preferred stocks; purchasing foreign securities; entering into foreign currency futures contracts, forward contracts and options on foreign currencies; borrowing from banks to purchase securities; purchasing securities of other investment companies; entering into repurchase agreements and reverse repurchase agreements; purchasing restricted securities; investing in when-issued or delayed delivery securities; and selling securities short. See "Investment
Techniques and Associated Risks" below for further information.

	In addition to the investment strategies described in the Prospectus and in "Investment Techniques and Associated Risks,"
Managers Convertible Securities Fund may:

*	Invest in securities rated as low as CCC/Caa.  See "Investment
Techniques and Associated Risks" below. The section "Description of Bond Ratings Assigned By Standard & Poor's and Moody's Investors Service, Inc.' describes Moody's Investor Services, Inc.
("Moody's") and Standard & Poor's ("S&P") rating categories.

*	Invest in zero coupon securities and payment-in-kind securities.

*	As a non-fundamental policy, invest up to 50% of its total assets
(measured at the time of investment) in foreign securities;
however, the Fund presently does not intend to invest more than 25% of its total assets in such securities. Investments in foreign securities may involve risks in addition to those of U.S.
investments. See "Foreign Securities" below for further information.

*	Invest in private placements, securities traded pursuant to Rule
144A under the 1933 Act (Rule 144A permits qualified institutional buyers to trade certain securities even though they are not registered under the 1933 Act), or securities which, though not registered at the time of their initial sale, are issued with registration rights. Some of these securities may be deemed by the Advisor to be liquid under guidelines adopted by the Board.

*	Use investment strategies and techniques when the Advisor
determines that such use is appropriate in an effort to meet the Fund's investment objective. Such strategies and techniques include, but are not limited to, writing call and put options and purchasing options; purchasing and selling, for hedging purposes, interest rate and other futures contracts, and purchasing and writing options on such futures contracts; entering into foreign currency futures contracts, forward contracts and options on foreign currencies; borrowing from banks to purchase securities; investing in securities of other investment companies; entering into repurchase agreements, reverse repurchase agreements and dollar rolls; investing in when-issued or delayed delivery securities; selling securities short, and entering into swaps and other interest rate transactions. See "Investment Techniques and Associated Risks" below for further information.

	In addition to the investment strategies described in the Prospectus and in "Investment Techniques and Associated Risks,"
Managers High Yield Fund may:

*	Invest in below investment grade securities which include corporate debt securities and preferred stock, convertible securities, zero coupon securities, other deferred interest securities, mortgage-backed securities and asset-backed securities. The Fund may invest in securities rated as low as C by Moody's or D by S&P, securities comparably rated by another national statistical rating organization ("NRSRO"), or unrated securities of equivalent quality. Such obligations are highly speculative and may be in default or in danger of default as to principal and interest.

*	Invest in high yield municipal securities.  The interest on the municipal securities in which the Fund invests typically is not exempt from federal income tax. The Fund's remaining assets may be held in cash, money market instruments, or securities issued or guaranteed by the U.S. Government, its agencies, authorities or instrumentalities, or may be invested in common stocks and other equity securities when these types of investments are consistent with the objectives of the Fund or are acquired as part of a unit consisting of a combination of fixed income securities and equity investments. Such remaining assets may also be invested in investment grade debt securities, including municipal securities.

*	Invest in zero coupon securities and payment-in-kind securities.

*	Invest in equity and debt securities of foreign issuers, including issuers based in emerging markets. As a non-fundamental policy, the Fund may invest up to 50% of its total assets (measured at the time of investment) in foreign securities; however, the Fund presently does not intend to invest more than 25% of its total assets in such securities. In addition, the Fund presently intends to invest in foreign securities only through depositary receipts.
See "Foreign Securities" below for further information.

*	Invest in private placements, securities traded pursuant to Rule
144A under the 1933 Act (Rule 144A permits qualified institutional buyers to trade certain securities even though they are not registered under the 1933 Act), or securities which, though not registered at the time of their initial sale, are issued with registration rights. Some of these securities may be deemed by the Advisor to be liquid under guidelines adopted by the Board. As a matter of fundamental policy, the Fund will not (1) invest more than 5% of its total assets in any one issuer, except for U.S. Government securities or (2) invest 25% or more of its total assets in securities of issuers having their principal business activities in the same industry.

*	Use various investment strategies and techniques when the Advisor determines that such use is appropriate in an effort to meet the Fund's investment objectives. Such strategies and techniques include, but are not limited to, writing listed "covered" call and "secured" put options and purchasing options; purchasing and selling, for hedging purposes, interest rate and other futures contracts, and purchasing options on such futures contracts;
entering into foreign currency futures contracts, forward foreign currency contracts ("forward contracts") and options on foreign currencies; borrowing from banks to purchase securities; investing in securities of other investment companies; entering into repurchase agreements, reverse repurchase agreements and dollar rolls; investing in when-issued or delayed delivery securities;
selling securities short; and entering into swaps and other interest rate transactions. See "Investment Techniques and Associated Risks" below for further information.

	In addition to the investment strategies described in the Prospectus and in "Investment Techniques and Associated Risks,"
Managers Fixed Income Fund may:

*	Invest in debt securities which the Advisor believes offer higher capital appreciation potential. Such investments would be in addition to that portion of the Fund which may be invested in common stocks and other types of equity securities.

*	Use various investment strategies and techniques when the Advisor determines that such use is appropriate in an effort to meet the Fund's investment objective. Such strategies and techniques include, but are not limited to, writing listed "covered" call and "secured" put options and purchasing options; purchasing and selling, for hedging purposes, interest rate and other futures contracts, and purchasing options on such futures contracts;
borrowing from banks to purchase securities; investing in securities of other investment companies; entering into repurchase agreements and reverse repurchase agreements; investing in when-issued or delayed delivery securities; and selling securities short. See "Investment Techniques and Associated Risks" below for further information.

INVESTMENT TECHNIQUES AND ASSOCIATED RISKS
------------------------------------------
The different types of securities and investment techniques common to one or more Funds all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt securities, there can be no assurance that the issuer of such securities will be able to meet its obligations on interest or principal payments in a timely manner. In addition, the value of debt instruments generally rises and falls inversely with interest rates. The investments and investment techniques common to one or more Funds and their risks are described in greater detail below.

	The investment objectives of the Funds are not fundamental. All investment policies, limitations and restrictions described in this SAI are not fundamental, except as otherwise noted, meaning that the Trust's Board may change them without shareholder approval. The following discussion describes in greater detail different types of securities and investment techniques used by the Funds, as well as the risks associated with such securities and techniques. For purposes of this discussion, the Investment Manager and the Sub-Advisors are referred to collectively as the "Advisor."

       (1)	Small and Medium Capitalization Companies. Each of the
Science & Technology Fund and the 20 Fund may invest a substantial portion of its assets in securities issued by small- and mid-cap companies. The Mid-Cap Fund, the Large-Cap Fund, the Balanced Fund and the Convertible Securities Fund also may invest in small- and mid-cap companies. While these companies generally have potential for rapid growth, investments in such companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies may lack the management experience, financial resources, product diversification, and competitive strengths of companies with larger market capitalizations. In addition, in many instances the securities of small- and mid-cap companies are traded only over-the-counter or on a regional securities exchange, and the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, these securities may be subject to greater and more abrupt price fluctuations. When making large sales, a Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of small- and mid-cap company securities. As a result, an investment in any of these Funds may be subject to greater price fluctuations than an investment in a fund that invests primarily in larger, more established companies. The Advisor's research efforts may also play a greater role in selecting securities for these Funds than in a fund that invests in larger, more established companies.

       (2)	Preferred Stock. Preferred stock pays dividends at a
specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, and shareholders may suffer a loss of value if dividends are not paid. Preferred shareholders generally have no legal recourse against the issuer if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities. Under ordinary circumstances, preferred stock does not carry voting rights.

       (3)	U.S. Government Securities and Securities of International
Organizations. U.S. Government securities are issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities.

       Securities issued by international organizations, such as Inter-American Development Bank, the Asian-American Development Bank and the International Bank for Reconstruction and Development (the "World Bank"), are not U.S. Government securities. These international organizations, while not U.S. Government agencies or instrumentalities, have the ability to borrow from member countries, including the United States.

       (4)	Debt Securities. The Funds may invest in U.S. dollar-
denominated corporate debt securities of domestic issuers, and all of the Funds except the Mid-Cap Fund may invest in debt securities of foreign issuers that may or may not be U.S. dollar-denominated.

       The investment return on a corporate debt security reflects interest earnings and changes in the market value of the security.
The market value of corporate debt obligations may be expected to rise and fall inversely with interest rates generally. There also exists the risk that the issuers of the securities may not be able to meet their obligations on interest or principal payments at the time called for by an instrument. Debt securities rated BBB or Baa, which are considered medium-grade debt securities, generally have some speculative characteristics. A debt security will be placed in this rating category when interest payments and principal security appear adequate for the present, but economic characteristics that provide longer term protection may be lacking. Any debt security, and particularly those rated BBB or Baa (or below), may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal.

       Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may be convertible into preferred or common stock (see "Convertible Securities" below), or may be bought as part of a unit containing common stock. A debt security may be subject to redemption at the option of the issuer at a price set in the security's governing instrument.

       In selecting corporate debt securities for the Funds, the Advisor reviews and monitors the creditworthiness of each issuer and issue. The Advisor also analyzes interest rate trends and specific developments which it believes may affect individual issuers.

       (5)	Below Investment Grade Securities.

       In General. The Funds may invest in below investment grade securities. Below investment grade securities (also referred to as "high yield securities") are securities rated BB+ or lower by S&P or Ba1 or lower by Moody's, securities comparably rated by another NRSRO, or unrated securities of equivalent quality. Below investment grade securities are deemed by the rating agencies to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Below investment grade securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. The special risk considerations in connection with investments in these securities are discussed below.

       Below investment grade securities generally offer a higher yield than that available from higher-rated issues with similar maturities, as compensation for holding a security that is subject to greater risk. Below investment grade securities are deemed by rating agencies to be predominately speculative with respect to the issuer's capacity to pay interest and repay principal and may involve major risk or exposure to adverse conditions. Lower-rated securities involve higher risks in that they are especially subject to (1) adverse changes in general economic conditions and in the industries in which the issuers are engaged, (2) adverse changes in the financial condition of the issuers, (3) price fluctuation in response to changes in interest rates and (4) limited liquidity and secondary market support.

       Subsequent to purchase by a Fund (except the High Yield Fund), an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Fund. In such a case, the Fund will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that its holdings do not exceed the applicable limit as set forth in the Prospectus and this SAI.

       Effect of Interest Rates and Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of below investment grade securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Below investment grade securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of below investment grade securities may experience financial stress which may adversely affect their ability to service their debt obligations, meet projected business goals, and obtain additional financing. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Fund's net asset value.

       Payment Expectations. Below investment grade securities may contain redemption, call or prepayment provisions which permit the issuer of such securities to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return.

       Credit Ratings. Credit ratings issued by credit-rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. With regard to an investment in below investment grade securities, the achievement of a Fund's investment objective may be more dependent on the Advisor's own credit analysis than is the case for higher rated securities. Although the Advisor considers security ratings when making investment decisions, it does not rely solely on the ratings assigned by the rating services. Rather, the Advisor performs research and independently assesses the value of particular securities relative to the market. The Advisor's analysis may include consideration of the issuer's experience and managerial strength, changing financial condition, borrowing requirements or debt maturity schedules, and the issuer's responsiveness to changes in business conditions and interest rates. It also considers relative values based on anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects.

       The Advisor buys and sells debt securities principally in response to its evaluation of an issuer's continuing ability to meet its obligations, the availability of better investment opportunities, and its assessment of changes in business conditions and interest rates.

       Liquidity and Valuation. Below investment grade securities may lack an established retail secondary market, and to the extent a secondary trading market does exist, it may be less liquid than the secondary market for higher rated securities. The lack of a liquid secondary market may negatively impact a Fund's ability to dispose of particular securities. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of below investment grade securities, especially in a thinly traded market.

       Because of the many risks involved in investing in below investment grade securities, the success of such investments is dependent upon the credit analysis of the Advisor. Although the market for below investment grade securities is not new, and the market has previously weathered economic downturns, the past performance of the market for such securities may not be an accurate indication of its performance during future economic downturns or periods of rising interest rates. Differing yields on debt securities of the same maturity are a function of several factors, including the relative financial strength of the issuers.

       (6)	Convertible Securities. A convertible security is a bond,
debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stable stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt.
Convertible securities are usually subordinated to comparable tier non-convertible securities but rank senior to common stock in a corporation's capital structure.

       The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted into the underlying common stock. Convertible securities are typically issued by smaller capitalized companies, whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which could have an adverse effect on a Fund's ability to achieve its investment objective.

       (7)	Asset-Backed Securities. Asset-backed securities represent
fractional interests in pools of leases, retail installment loans and revolving credit receivables, both secured and unsecured. These assets are generally held by a trust. Payments of principal and interest or interest only are passed through to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

       Underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying car loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors. Other asset-backed securities may be developed in the future.

       (8)	Mortgage-Backed Securities.  The Funds may invest in
mortgage-backed securities. Mortgage-backed securities are interests in "pools" of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities," below). These Funds may also invest in debt securities which are secured with collateral consisting of mortgage-backed securities (see "Collateralized Mortgage Obligations," below), and in other types of mortgage-related securities. The 20 Fund presently does not intend to invest more than 5% of its assets in mortgage-backed securities.

       Mortgage Pass-Through Securities. These are securities representing interests in pools of mortgages in which periodic payments of both interest and principal on the securities are made by "passing through" periodic payments made by the individual borrowers on the residential mortgage loans underlying such securities (net of fees paid to the issuer or guarantor of the securities and possibly other costs). Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Payment of principal and interest on some mortgage pass-through securities may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association ("GNMA")), or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by Fannie Mae ("FNMA") or Freddie Mac ("FHLMC")). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers) may be uninsured or may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

       GNMA Certificates. GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. As a result, GNMA certificates are considered to have a low risk of default, although they are subject to the same market risk as comparable debt securities. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages may be purchased at any time prior to maturity, will be subject to normal principal amortization, and may be prepaid prior to maturity. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates.

       FNMA and FHLMC Mortgage-Backed Obligations. FNMA, a federally chartered and privately owned corporation, issues pass-through securities representing interests in pools of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest, but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA also issues REMIC certificates, which represent interests in a trust funded with FNMA certificates. REMIC certificates are guaranteed by FNMA and not by the full faith and credit of the U.S. Government.

       FHLMC, a corporate instrumentality of the U.S. Government, issues participation certificates which represent interests in pools of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal, and maintains reserves to protect holders against losses due to default, but these securities are not backed by the full faith and credit of the U.S. Government.

       As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

       Collateralized Mortgage Obligations and Mortgage-Backed Bonds. Mortgage-backed securities may be issued by financial institutions such as commercial banks, savings and loan associations, mortgage banks, and securities broker-dealers (or affiliates of such institutions established to issue these securities) in the form of either collateralized mortgage obligations ("CMOs") or mortgage-backed bonds. CMOs are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs. Payments are passed through to the holders on the same schedule as they are received, although not necessarily on a pro rata basis. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). Although the mortgage-related securities securing these obligations may be subject to a government guarantee or third-party support, the obligation itself is not so guaranteed. Therefore, if the collateral securing the obligation is insufficient to make payment on the obligation, a Fund could sustain a loss. If new types of mortgage-related securities are developed and offered to investors, investments in such securities will be considered.

       Stripped Mortgage-Backed Securities. The High Yield Fund may investment in stripped mortgage-backed securities, which are derivative securities usually structured with two classes that receive different proportions of the interest and principal distributions from an underlying pool of mortgage assets. The Fund may purchase securities representing only the interest payment portion of the underlying mortgage pools (commonly referred to as "IOs") or only the principal portion of the underlying mortgage pools (commonly referred to as "POs"). Stripped mortgage-backed securities are more sensitive to changes in prepayment and interest rates and the market for such securities is less liquid than is the case for traditional debt securities and mortgage-backed securities. The yield on IOs is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of repayment may have a material adverse effect on such securities' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund will fail to recoup fully its initial investment in these securities, even if they are rated high quality.

       Risks of Mortgage-Backed Securities. Mortgage pass-through securities, such as GNMA certificates or FNMA and FHLMC mortgage-backed obligations, or modified pass-through securities, such as CMOs issued by various financial institutions and IOs and POs, are subject to early repayment of principal arising from prepayments of principal on the underlying mortgage loans (due to the sale of the underlying property, the refinancing of the loan, or foreclosure). Prepayment rates vary widely and may be affected by changes in market interest rates and other economic trends and factors. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-backed security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-backed security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the securities. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-backed securities will vary based upon the prepayment experience of the underlying pool of mortgages.

       (9)	Zero Coupon Bonds.  The 20 Fund, the Balanced Fund, the
Convertible Securities Fund, and the High Yield Fund may invest in zero coupon securities. Zero coupon bonds are debt obligations which make no fixed interest payments but instead are issued at a significant discount from face value. Like other debt securities, the market price can reflect a premium or discount, in addition to the original issue discount, reflecting the market's judgment as to the issuer's creditworthiness, the interest rate or other similar factors. The original issue discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity (or the first interest payment date) at a rate of interest reflecting the market rate at the time of issuance. Because zero coupon bonds do not make periodic interest payments, their prices can be very volatile when market interest rates change.

       The original issue discount on zero coupon bonds must be included in a Fund's income ratably as it accrues. Accordingly, to qualify for tax treatment as a regulated investment company and to avoid a certain excise tax, a Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. Such sales could occur at a time which would be disadvantageous to a Fund and when the Fund would not otherwise choose to dispose of the assets.

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


       (10)	Pay-In-Kind Bonds.  The Balanced Fund, the Convertible
Securities Fund and the High Yield Fund may invest in pay-in-kind bonds. These bonds pay "interest" through the issuance of additional bonds, thereby adding debt to the issuer's balance sheet. The market prices of these securities are likely to respond to changes in interest rates to a greater degree than the prices of securities paying interest currently. Pay-in-kind bonds carry additional risk in that, unlike bonds that pay interest throughout the period to maturity, a Fund will realize no cash until the cash payment date and the Fund may obtain no return at all on its investment if the issuer defaults.

       The holder of a pay-in-kind bond must accrue income with respect to these securities prior to the receipt of cash payments thereon. To avoid liability for federal income and excise taxes, a Fund most likely will be required to distribute income accrued with respect to these securities, even though the Fund has not received that income in cash, and may be required to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

       (11)	Trust Originated Preferred Securities.  The Convertible
Securities Fund and the High Yield Fund may invest in trust originated preferred securities, a relatively new type of security issued by financial institutions such as banks and insurance companies and other issuers. Trust originated preferred securities represent interests in a trust formed by the issuer. The trust sells preferred shares and invests the proceeds in notes issued by the same entity. These notes may be subordinated and unsecured. Distributions on the trust originated preferred securities match the interest payments on the notes; if no interest is paid on the notes, the trust will not make current payments on its preferred securities. Issuers of the notes currently enjoy favorable tax treatment. If the tax characterization of these securities were to change adversely, they could be redeemed by the issuers, which could result in a loss to a Fund. In addition, some trust originated preferred securities are available only to qualified institutional buyers under Rule 144A.

       (12)	Loan Participations and Assignments.  The Convertible
Securities Fund and the High Yield Fund may investment in loan participations or assignments. In purchasing a loan participation or assignment, a Fund acquires some or all of the interest of a bank or other lending institution in a loan to a corporate borrower. Both the lending bank and the borrower may be deemed to be "issuers" of a loan participation. Many such loans are secured and most impose restrictive covenants which must be met by the borrower and which are generally more stringent than the covenants available in publicly traded debt securities. However, interests in some loans may not be secured, and a Fund will be exposed to a risk of loss if the borrower defaults. There is no assurance that the collateral can be liquidated in particular cases, or that its liquidation value will be equal to the value of the debt. Loan participations may also be purchased by a Fund when the borrowing company is already in default. Borrowers that are in bankruptcy may pay only a small portion of the amount owed, if they are able to pay at all. Where a Fund purchases a loan through an assignment, there is a possibility that the Fund will, in the event the borrower is unable to pay the loan, become the owner of the collateral. This involves certain risks to the Fund as a property owner.

       In purchasing a loan participation, a Fund may have less protection under the federal securities laws than it has in purchasing traditional types of securities. Loans are often administered by a lead bank, which acts as agent for the lenders in dealing with the borrower. In asserting rights against the borrower, a Fund may be dependent on the willingness of the lead bank to assert these rights, or upon a vote of all the lenders to authorize the action. Assets held by the lead bank for the benefit of the Fund may be subject to claims of the lead bank's creditors. A Fund's ability to assert its rights against the borrower will also depend on the particular terms of the loan agreement among the parties. Many of the interests in loans purchased by a Fund will be illiquid and therefore subject to the Fund's limit on illiquid investments.

       (13)	Eurodollar and Yankeedollar Obligations.  Eurodollar
obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

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

       (14)	Collateralized Bond Obligations.  A collateralized bond
obligation ("CBO") is a type of asset-backed security. Specifically, a CBO is an investment grade bond which is backed by a diversified pool of high risk, high yield fixed income securities. The pool of high yield securities is separated into "tiers" representing different degrees of credit quality. The top tier of CBOs is backed by the pooled securities with the highest degree of credit quality and pays the lowest interest rate. Lower-tier CBOs represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risk. The bottom tier typically receives the residual interest payments (i.e. money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tier of CBOs is especially sensitive to the rate of defaults in the collateral pool.

       (15)	Foreign Securities.  These securities may be U.S. dollar
denominated or non-U.S. dollar denominated. Foreign securities include securities issued, assumed or guaranteed by foreign governments or political subdivisions or instrumentalities thereof.

       Investments in foreign securities may offer unique potential benefits such as substantial growth in industries not yet developed in the particular country. Such investments also permit a Fund to invest in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in portfolio value by taking advantage of foreign securities markets that may not move in a manner parallel to U.S. markets.

       Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, and the possible imposition of exchange controls or other foreign governmental laws or restrictions on foreign investments or repatriation of capital. In addition, with respect to certain countries, there is the possibility of nationalization or expropriation of assets; confiscatory taxation; political, social or financial instability; and war or other diplomatic developments that could adversely affect investments in those countries. Since a Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the value of securities held by the Fund and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. A Fund generally will incur costs in connection with conversion between various currencies.

       There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those to which U.S. companies are subject. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs, custodial fees and management costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less government supervision and regulation of exchanges, brokers, and issuers than there is in the United States. A Fund might have greater difficulty taking appropriate legal action with respect to foreign investments in non-U.S. courts than with respect to domestic issuers in U.S. courts. In addition, transactions in foreign securities may involve longer time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries.

       All of the foregoing risks may be intensified in emerging markets.

       Dividend and interest income from foreign securities may be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by a Fund or its investors in all cases.

       ADRs are certificates issued by a U.S. bank or trust company representing an interest in securities of a foreign issuer deposited in a foreign subsidiary or branch or a correspondent of that bank. Generally, ADRs are designed for use in U.S. securities markets and may offer U.S. investors more liquidity than the underlying securities. The Funds may invest in unsponsored ADRs. The issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of such ADRs. European Depositary Receipts ("EDRs") are certificates issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. EDRs are designed for use in European securities markets.

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


       (16)	Restricted Securities, Rule 144A Securities and Illiquid
Securities. Once acquired, restricted securities may be sold by a Fund only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. If sold in a privately negotiated transaction, a Fund may have difficulty finding a buyer and may be required to sell at a price that is less than it had anticipated. Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities are generally considered illiquid.

       Rule 144A securities, although not registered, may be resold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. The Advisor, acting pursuant to guidelines established by the Board, may determine that some Rule 144A securities are liquid.

       A Fund may not invest in any security if, as a result, more than 15% of the Fund's net assets would be invested in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued by the Fund.

       (17)	When-Issued and Delayed Delivery Securities.  New issues
of certain debt securities are often offered on a when-issued or delayed delivery basis; that is, the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment, but delivery and payment for the securities normally take place after the customary settlement time. The settlement dates of these transactions may be a month or more after entering into the transaction. A Fund bears the risk that, on the settlement date, the market value of the securities may be lower than the purchase price. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. At the time a Fund makes a commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of such securities each day in determining the Fund's net asset value.
However, a Fund will not accrue any income on these securities prior to delivery. There are no fees or other expenses associated with these types of transactions other than normal transaction costs. To the extent a Fund engages in when-issued and delayed delivery transactions, it will do so for the purpose of acquiring instruments consistent with its investment objective and policies and not for the purpose of investment leverage or to speculate on interest rate changes. When effecting when-issued and delayed delivery transactions, cash or liquid securities in an amount sufficient to make payment for the obligations to be purchased will be segregated at the trade date and maintained until the transaction has been settled.
A Fund may dispose of these securities before the issuance thereof. However, absent extraordinary circumstances not presently foreseen, it is each Fund's policy not to divest itself of its right to acquire these securities prior to the settlement date thereof.

       (18)	Variable and Floating Rate Securities.  Variable rate
securities provide for automatic establishment of a new interest rate at fixed intervals (i.e., daily, monthly, semi-annually, etc.). Floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate index changes.
The interest rate on variable or floating rate securities is ordinarily determined by reference to, or is a percentage of, a bank's prime rate, the 90-day U.S. Treasury bill rate, the rate of return on commercial paper or bank certificates of deposit, an index of short-term interest rates, or some other objective measure.

       Variable or floating rate securities frequently include a demand feature entitling the holder to sell the securities to the issuer at par value. In many cases, the demand feature can be exercised at any time on seven days' notice; in other cases, the demand feature is exercisable at any time on 30 days' notice or on similar notice at intervals of not more than one year.

       (19)	Banking and Savings Industry Obligations.  Such
obligations include certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and savings and loan associations ("S&Ls"). Certificates of deposit are receipts from a bank or an S&L for funds deposited for a specified period of time at a specified rate of return. Time deposits in banks or S&Ls are generally similar to certificates of deposit, but are uncertificated. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The Funds may each invest in obligations of foreign branches of domestic commercial banks and foreign banks; provided, however, that the Mid-Cap Fund and Fixed Income Fund may invest in these types of instruments so long as they are U.S. dollar denominated. See "Foreign Securities" in the Prospectus for information regarding risks associated with investments in foreign securities.

       The Funds will not invest in obligations issued by a commercial bank or S&L unless:

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


       1.	The bank or S&L has total assets of at least $1 billion,
or the equivalent in other currencies, and the institution has outstanding securities rated A or better by Moody's or S&P, or, if the institution has no outstanding securities rated by Moody's or S&P, it has, in the determination of the Advisor, similar creditworthiness to institutions having outstanding securities so rated;

       2.	In the case of a U.S. bank or S&L, its deposits are
federally insured; and

       3.	In the case of a foreign bank, the security is, in the
determination of the Advisor, of an investment quality comparable with other debt securities which may be purchased by the Fund. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

       (20)	Commercial Paper.  Commercial paper refers to promissory
notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

       Standard and Poor's Depository Receipt (SPDRs). The Funds may purchase securities that represent ownership in long-term unit investment trust that holds a portfolio of common stocks designed to track the performance of the S&P 500 Index. A SPDR entitles a holder to receive proportionate quarterly cash distributions corresponding to the dividends that accrue to the S&P 500 stocks in the underlying portfolio, less trust expenses.

       Repurchase Agreements. Repurchase agreements permit a Fund to maintain liquidity and earn income over periods of time as short as overnight. In these transactions, a Fund purchases securities (the "underlying securities") from a broker or bank, which agrees to repurchase the underlying securities on a certain date or on demand and at a fixed price calculated to produce a previously agreed upon return. If the broker or bank were to default on its repurchase obligation and the underlying securities were sold for a lesser amount, the Fund would realize a loss. No more than 15% of a Fund's assets may be subject to repurchase agreements maturing in more than seven days.

       Reverse Repurchase Agreements and Mortgage Dollar Rolls. A reverse repurchase agreement involves the temporary sale of a security by a Fund and its agreement to repurchase the instrument at a specified time at a higher price. Such agreements are short-term in nature. During the period before repurchase, the Fund continues to receive principal and interest payments on the securities.

       In a mortgage dollar roll, a Fund sells a fixed income security for delivery in the current month and simultaneously contracts to repurchase a substantially similar security (same type, coupon and maturity) on a specified future date. During the roll period, the Fund would forego principal and interest paid on such securities. The Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by any interest earned on the proceeds of the initial sale.

       In accordance with regulatory requirements, a Fund will segregate cash or liquid assets whenever it enters into reverse repurchase agreements or mortgage dollar rolls. Such transactions may be considered to be borrowings for purposes of the Funds' fundamental policies concerning borrowings.

       (21)	Warrants.  The holder of a warrant has the right to
purchase a given number of shares of a security of a particular issuer at a specified price until expiration of the warrant. Such investments provide greater potential for profit than a direct purchase of the same amount of the securities. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and warrants are considered speculative investments. They pay no dividends and confer no rights other than a purchase option.
If a warrant is not exercised by the date of its expiration, a Fund would lose its entire investment in such warrant.

       (22)	Interest Rate Transactions.  Each of these Funds may seek
to protect the value of its investments from interest rate fluctuations by entering into various hedging transactions, such as interest rate swaps and the purchase or sale of interest rate caps, floors and collars. A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio. A Fund may also enter into these transactions to protect against an increase in the price of securities a Fund anticipates purchasing at a later date. Each Fund intends to use these transactions as a hedge and not as speculative investments.

       Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. An interest rate collar combines elements of buying a cap and selling a floor.

       A Fund may enter into interest rate swaps, caps, floors, and collars on either an asset-based or liability-based basis depending on whether it is hedging its assets or its liabilities, and will only enter into such transactions on a net basis, i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. The amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each interest rate swap, cap, floor, or collar will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate value at least equal to the accrued excess will be maintained in a segregated account by the custodian.

       A Fund will not enter into any interest rate transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one NRSRO at the time of entering into such transaction. If there is a default by the other party to such transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents. As a result, the swap market has become well established and provides a degree of liquidity. Caps, floors and collars are more recent innovations which tend to be less liquid than swaps.

       (23)	Step Down Preferred Securities.  Step down perpetual
preferred securities are issued by a real estate investment trust ("REIT") making a mortgage loan to a single borrower. The dividend rate paid by these securities is initially relatively high, but declines yearly. The securities are subject to call if the REIT suffers an unfavorable tax event, and to tender by the issuer's equity holder in the tenth year; both events could be on terms unfavorable to the holder of the preferred securities. The value of these securities will be affected by changes in the value of the underlying mortgage loan. The REIT is not diversified, and the value of the mortgaged property may not cover its obligations. Step down perpetual preferred securities are considered restricted securities under the 1933 Act.

       (24)	Futures Contracts.  Each of these Funds may purchase and
sell futures contracts solely for the purpose of hedging against the effect that changes in general market conditions, interest rates, and conditions affecting particular industries may have on the values of securities held by a Fund or which a Fund intends to purchase, and not for purposes of speculation. For information about foreign currency futures contracts, see "Foreign Currency Transactions" below.

       General Description of Futures Contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a particular financial instrument (debt security) or commodity for a specified price at a designated date, time, and place. Although futures contracts by their terms require actual future delivery of and payment for the underlying financial instruments, such contracts are usually closed out before the delivery date. Closing out an open futures contract position is effected by entering into an offsetting sale or purchase, respectively, for the same aggregate amount of the same financial instrument on the same delivery date. Where a Fund has sold a futures contract, if the offsetting price is more than the original futures contract purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.

       Interest Rate Futures Contracts. An interest rate futures contract is an obligation traded on an exchange or board of trade that requires the purchaser to accept delivery, and the seller to make delivery, of a specified quantity of the underlying financial instrument, such as U.S. Treasury bills and bonds, in a stated delivery month at a price fixed in the contract.

       The Funds may purchase and sell interest rate futures as a hedge against changes in interest rates that would adversely impact the value of debt instruments and other interest rate sensitive securities being held or to be purchased by a Fund. A Fund might employ a hedging strategy whereby it would purchase an interest rate futures contract when it intends to invest in long-term debt securities but wishes to defer their purchase until it can orderly invest in such securities or because short-term yields are higher than long-term yields. Such a purchase would enable the Fund to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase in the market price of the long-term debt security which the Fund intends to purchase in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the futures contract purchased by the Fund or avoided by taking delivery of the debt securities under the futures contract.

       A Fund would sell an interest rate futures contract to continue to receive the income from a long-term debt security, while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. If interest rates rise, a decline in the value of the debt security held by the Fund would be substantially offset by the ability of the Fund to repurchase at a lower price the interest rate futures contract previously sold. While the Fund could sell the long-term debt security and invest in a short-term security, this would ordinarily cause the Fund to give up income on its investment since long-term rates normally exceed short-term rates.

       Stock Index Futures Contracts (Science & Technology Fund, 20 Fund, Mid-Cap Fund, Large-Cap Fund, Balanced Fund and Convertible Securities Fund). A stock index (for example, the Standard & Poor's 500 Composite Stock Price Index or the New York Stock Exchange Composite Index) assigns relative values to the common stocks included in the index and fluctuates with changes in the market values of such stocks. A stock index futures contract is a bilateral agreement to accept or make payment, depending on whether a contract is purchased or sold, of an amount of cash equal to a specified dollar amount multiplied by the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract was originally purchased or sold.

       To the extent that changes in the value of a Fund correspond to changes in a given stock index, the sale of futures contracts on that index ("short hedge") would substantially reduce the risk to the Fund of a market decline and, by so doing, provide an alternative to a liquidation of securities positions, which may be difficult to accomplish in a rapid and orderly fashion. Stock index futures contracts might also be sold:

       I.	When a sale of Fund securities at that time would appear
to be disadvantageous in the long-term because such liquidation would:

       A.	Forego possible appreciation,

       B.	Create a situation in which the securities would be
difficult to repurchase, or

       C.	Create substantial brokerage commissions;

       II.	When a liquidation of part of the investment portfolio has
commenced or is contemplated, but there is, in the Advisor's determination, a substantial risk of a major price decline before liquidation can be completed; or

       III.	To close out stock index futures purchase transactions.

       Where the Advisor anticipates a significant market or market sector advance, the purchase of a stock index futures contract ("long hedge") affords a hedge against the possibility of not participating in such advance at a time when a Fund is not fully invested. Such purchases would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. As purchases of stock are made, an amount of index futures contracts which is comparable to the amount of stock purchased would be terminated by offsetting closing sales transactions. Stock index futures might also be purchased:

       1.	If the Fund is attempting to purchase equity positions in
issues which it may have or is having difficulty purchasing at prices considered by the Advisor to be fair value based upon the price of the stock at the time it qualified for inclusion in the investment portfolio, or

       2.	To close out stock index futures sales transactions.

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


       Gold Futures Contracts. The Balanced Fund may enter into futures contracts on gold. A gold futures contract is a standardized contract which is traded on a regulated commodity futures exchange and which provides for the future delivery of a specified amount of gold at a specified date, time, and price. When the Fund purchases a gold contract, it becomes obligated to take delivery and pay for the gold from the seller in accordance with the terms of the contract. When the Fund sells a gold futures contract, it becomes obligated to make delivery of the gold to the purchaser in accordance with the terms of the contract. The Fund will enter into gold futures contracts only for the purpose of hedging its holdings or intended holdings of gold stocks. The Fund will not engage in these contracts for speculation or for achieving leverage. The hedging activities may include purchases of futures contracts as an offset against the effect of anticipated increases in the price of gold or sales of futures contracts as an offset against the effect of anticipated declines in the price of gold.

       Options on Futures Contracts. Each of the Funds may purchase options on futures contracts. The Convertible Securities Fund may also write options on such contracts. When a Fund purchases a futures option, it acquires the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price prior to the expiration of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer of the option is assigned the opposite short position. In the case of a put option, the converse is true. In most cases, however, a Fund would close out its position before expiration by an offsetting purchase or sale.

       The Funds may enter into options on futures contracts only in connection with hedging strategies. Generally, these strategies would be employed under the same market conditions in which a Fund would use put and call options on debt securities, as described in "Options on Securities" below.

       Risks Associated With Futures and Futures Options. There are several risks associated with the use of futures and futures options for hedging purposes. While hedging transactions may protect a Fund against adverse movements in the general level of interest rates and economic conditions, such transactions could also preclude the Fund from the opportunity to benefit from favorable movements in the underlying securities. There can be no guarantee that the anticipated correlation between price movements in the hedging vehicle and in the portfolio securities being hedged will occur. An incorrect correlation could result in a loss on both the hedged securities and the hedging vehicle so that the Fund's return might have been better if hedging had not been attempted. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options, including technical influences in futures and futures options trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when, and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

       There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day. Once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. In addition, certain of these instruments are relatively new and without a significant trading history. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements and continue to incur losses until the position is closed.

       To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into.

       (25)	Options on Securities and Securities Indices.  The Funds
may purchase put and call options on securities, and (except for the Fixed Income Fund and High Yield Fund) put and call options on stock indices, at such times as the Advisor deems appropriate and consistent with a Fund's investment objective. The Convertible Securities Fund also may write call and put options, and each of the other Funds may
write listed "covered" call and "secured" put options.   Each Fund may
enter into closing transactions in order to terminate its obligations either as a writer or a purchaser of an option prior to the expiration of the option.

       Purchasing Options on Securities. An option on a security is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security (in the case of a call option) or to sell a specified security (in the case of a put option) from or to the seller ("writer") of the option at a designated price during the term of the option. A Fund may purchase put options on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another. For example, the purchase of put options on debt securities held by a Fund would enable a Fund to protect, at least partially, an unrealized gain in an appreciated security without actually selling the security. In addition, the Fund would continue to receive interest income on such security.

       A Fund may purchase call options on securities to protect against substantial increases in prices of securities which the Fund intends to purchase pending its ability to invest in such securities in an orderly manner. A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and transactional costs paid on the option which is sold.

       Writing Call and Put Options. In order to earn additional income on its portfolio securities or to protect partially against declines in the value of such securities, each Fund may write call options. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. During the option period, a call option writer may be assigned an exercise notice requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both.
       In order to earn additional income or to protect partially against increases in the value of securities to be purchased, the Funds may write put options. During the option period, the writer of a put option may be assigned an exercise notice requiring the writer to purchase the underlying security at the exercise price.

       The Funds (except the Convertible Securities Fund) may write a call or put option only if the call option is "covered" or the put option is "secured" by the Fund. Under a covered call option, the Fund is obligated, as the writer of the option, to own the underlying securities subject to the option or hold a call at an equal or lower exercise price, for the same exercise period, and on the same securities as the written call. Under a secured put option, a Fund must maintain, in a segregated account with the Trust's custodian, cash or liquid securities with a value sufficient to meet its obligation as writer of the option. A put may also be secured if the Fund holds a put on the same underlying security at an equal or greater exercise price. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option by the same Fund. The Convertible Securities Fund may write call and put options that are not "covered" or "secured."

       Options on Securities Indices. Call and put options on securities indices would be purchased or written by a Fund for the same purposes as the purchase or sale of options on securities. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payment and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. The purchase of such options may not enable a Fund to hedge effectively against stock market risk if they are not highly correlated with the value of its securities. Moreover, the ability to hedge effectively depends upon the ability to predict movements in the stock market, which cannot be done accurately in all cases.

       Risks of Options Transactions. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, and, as long as its obligation as a writer continues, has retained the risk of loss if the price of the underlying security declines. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or purchase the underlying securities at the exercise price. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

       There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund cannot effect a closing transaction, it will not be able to sell the underlying security or securities in a segregated account while the previously written option remains outstanding, even though it might otherwise be advantageous to do so. Possible reasons for the absence of a liquid secondary market on a national securities exchange could include: insufficient trading interest, restrictions imposed by national securities exchanges, trading halts or suspensions with respect to options or their underlying securities, inadequacy of the facilities of national securities exchanges or The Options Clearing Corporation due to a high trading volume or other events, and a decision by one or more national securities exchanges to discontinue the trading of options or to impose restrictions on certain types of orders.

       There also can be no assurance that a Fund would be able to liquidate an over-the-counter ("OTC") option at any time prior to expiration. In contrast to exchange-traded options where the clearing organization affiliated with the particular exchange on which the option is listed in effect guarantees completion of every exchange-traded option, OTC options are contracts between a Fund and a counter-party, with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it generally will be able to close out the option prior to its expiration only by entering into a closing transaction with the dealer from whom the Fund originally purchased the option.

       Since option premiums paid or received by a Fund are small in relation to the market value of underlying investments, buying and selling put and call options offer large amounts of leverage. Thus, trading in options could result in a Fund's net asset value being more sensitive to changes in the value of the underlying securities.

       (26)	Foreign Currency Transactions (All Funds except the Mid-
Cap Fund and the Fixed Income Fund). A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency, at a future date at a price set at the time of the contract. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date at a price agreed upon by the parties. A Fund may either accept or make delivery of the currency at the maturity of the contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A Fund will purchase and sell such contracts for hedging purposes and not as an investment. A Fund will engage in foreign currency futures contracts and forward currency transactions in anticipation of or to protect itself against fluctuations in currency exchange rates.

       Except for the Convertible Securities Fund, a Fund will not (1) commit more than 15% of its total assets computes at market value at the time of commitment to foreign currency futures or forward currency contracts, or (2) enter into a foreign currency contract with a term of greater than one year. The Convertible Securities Fund will not commit more than 15 percent of its total assets computed at market value at the time of commitment to foreign currency futures or forward currency contracts, but it may enter into a foreign currency contract with a term of greater than one year.

       Forward currency contracts are not traded on regulated commodities exchanges. When a Fund enters into a forward currency contract, it incurs the risk of default by the counter-party to the transaction.

       There can be no assurance that a liquid market will exist when a Fund seeks to close out a foreign currency futures or forward currency position. While these contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

       Although each Fund values its assets daily in U.S. dollars, it does not intend physically to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund will do so from time to time, thereby incurring the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

       (27)	Options on Foreign Currencies (the Science & Technology
Fund, the 20 Fund, the Mid-Cap Fund, the Balanced Fund, the
Convertible Securities Fund and the High Yield Fund). The Fund may invest in call and put options on foreign currencies. A Fund may purchase call and put options on foreign currencies as a hedge against changes in the value of the U.S. dollar (or another currency) in relation to a foreign currency in which portfolio securities of the Fund may be denominated. A call option on a foreign currency gives the purchaser the right to buy, and a put option the right to sell, a certain amount of foreign currency at a specified price during a fixed period of time. A Fund may enter into closing sale transactions with respect to such options, exercise them, or permit them to expire.

       A Fund may employ hedging strategies with options on currencies before the Fund purchases a foreign security denominated in the hedged currency, during the period the Fund holds a foreign security, or between the day a foreign security is purchased or sold and the date on which payment therefor is made or received. Hedging against a change in the value of a foreign currency in the foregoing manner does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Furthermore, such hedging transactions reduce or preclude the opportunity for gain if the value of the hedged currency increases relative to the U.S. dollar.

       The Funds will purchase options on foreign currencies only for hedging purposes and will not speculate in options on foreign currencies. The Funds may invest in options on foreign currency which are either listed on a domestic securities exchange or traded on a recognized foreign exchange.

       An option position on a foreign currency may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Funds will purchase only exchange-traded options, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time. In the event no liquid secondary market exists, it might not be possible to effect closing transactions in particular options. If a Fund cannot close out an exchange-traded option which it holds, it would have to exercise its option in order to realize any profit and would incur transactional costs on the purchase or sale of the underlying assets.

       (28)	Segregation and Cover for Options, Futures and Other
Financial Instruments. The use of the financial instruments discussed above, i.e., interest rate transactions (including swaps, caps, floors and collars), futures contracts, options on future contacts, options on securities and securities indices, and forward contracts (collectively, "Financial Instruments"), may be subject to applicable regulations of the SEC, the several exchanges upon which they are traded, and/or the Commodity Futures Trading Commission ("CFTC").

       Each Fund is required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). No Fund will enter into such transactions unless it owns either (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in a segregated account with its custodian in the prescribed amount as determined daily.

       (29)	Securities Lending.  Each Fund may lend its portfolio
securities in order to realize additional income. This lending is subject to each Fund's investment policies and restrictions. Any loan of portfolio securities must be secured by collateral that is equal to or greater than the value of the loan. If a borrower defaults, the Fund may use the collateral to satisfy the loan. When cash is received as collateral, the Fund will invest the cash received in short-term instruments to earn additional income. The Fund will bear the risk of any loss on such investments.

       (30)	Borrowing.  A Fund may borrow money from a bank, but only
if immediately after each such borrowing and continuing thereafter the Fund would have asset coverage of 300 percent. Leveraging by means of borrowing will exaggerate the effect of any increase or decrease in the value of portfolio securities on a Fund's net asset value.
Leverage also creates interest expenses; if those expenses exceed the return on the transactions that the borrowings facilitate, a Fund will be in a worse position than if it had not borrowed. The use of borrowing tends to result in a faster than average movement, up or down, in the net asset value of a Fund's shares. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The use of derivatives in connection with leverage may create the potential for significant losses. The Funds may pledge assets in connection with permitted borrowings. Each Fund may borrow an amount up to 33 1/3% of its assets (including the amount borrowed).

       (31)	Investment in Securities of Other Investment Companies.
Securities of other investment companies have the potential to appreciate as do any other securities, but tend to present less risk because their value is based on a diversified portfolio of investments. The 1940 Act expressly permits mutual funds to invest in other investment companies within prescribed limitations. An investment company generally may invest in other investment companies if at the time of such investment (1) it does not own more than 3 percent of the voting securities of any one investment company, (2) it does not invest more than 5 percent of its assets in any single investment company, and (3) its investment in all investment companies does not exceed 10 percent of assets.

       Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government approved or authorized investment vehicles, which may include other investment companies. In addition, it may be less expensive and more expedient for the Fund to invest in a foreign investment company in a country which permits direct foreign investment.

       Investment companies in which the Funds may invest charge advisory and administrative fees and may also assess a sales load and/or distribution fees. Therefore, investors in a Fund that invests in other investment companies would indirectly bear costs associated with those investments as well as the costs associated with investing in the Fund. The percentage limitations described above significantly limit the costs a Fund may incur in connection with such investments.

       (32)	Short Sales.  The Funds may effect short sales.  A short
sale is a transaction in which a Fund sells a security in anticipation that the market price of the security will decline. A Fund may effect short sales (i) as a form of hedging to offset potential declines in long positions in securities it owns or anticipates acquiring, or in similar securities, and (ii) to maintain flexibility in its holdings.
In a short sale "against the box," at the time of sale the Fund owns the security it has sold short or has the immediate and unconditional right to acquire at no additional cost the identical security. Under applicable guidelines of the SEC staff, if a Fund engages in a short sale (other than a short sale against-the-box), it must put an appropriate amount of cash or liquid securities in a segregated account (not with the broker).

       The effect of short selling on a Fund is similar to the effect of leverage. Short selling may exaggerate changes in a Fund's NAV. Short selling may also produce higher than normal portfolio turnover, which may result in increased transaction costs to a Fund.

INVESTMENT RESTRICTIONS
=======================

The following investment restrictions have been adopted by the Trust with respect to each Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities.

       The Fund may not:

       (1)	Issue senior securities.  For purposes of this
restriction, borrowing money, making loans, the issuance of shares of beneficial interest in multiple classes or series, the deferral of Trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies, are not deemed to be senior securities.

       (2)	Borrow money, except (i) in amounts not to exceed 33 1/3%
of the value of the Fund's total assets (including the amount borrowed) taken at market value from banks or through reverse repurchase agreements or forward roll transactions, (ii) up to an additional 5% of its total assets for temporary purposes, (iii) in connection with short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) the Fund may purchase securities on margin to the extent permitted by applicable law. For purposes of this investment restriction, investments in short sales, roll transactions, futures contracts, options on futures contracts, securities or indices and forward commitments, entered into in accordance with the Fund's investment policies, shall not constitute borrowing.

       (3)	Underwrite the securities of other issuers, except to the
extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under the 1933 Act.

       (4)	Purchase or sell real estate, except that the Fund may (i)
acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein,
(iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

       (5)	Purchase or sell commodities, except the Fund may purchase
and sell futures contracts (including futures contracts on commodities) and options thereon.

       (6)	Make loans, except that the Fund may (i) lend portfolio
securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) lend portfolio securities and participate in an interfund lending program with other series of the Trust provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of the Fund's total assets.

       (7)	With respect to 75% of its total assets, purchase
securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

       (8)	Invest more than 25% of its total assets in the securities
of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government or its agencies or instrumentalities).

       If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.

       Unless otherwise provided, for purposes of investment restriction (8) above, the term "industry" shall be defined by reference to the SEC Industry Codes set forth in the Directory of Companies Required to File Annual Reports with the Securities and Exchange Commission ("SEC").

Non-Fundamental Investment Restrictions

The following restrictions are designated as non-fundamental with respect to the Science & Technology Fund, the 20 Fund, the Large-Cap Fund, the Convertible Securities Fund and the High Yield Fund and may be changed by the Board without shareholder approval.

The Science & Technology Fund, the 20 Fund, the Large-Cap Fund, the Convertible Securities Fund and the High Yield Fund may not (except as noted):

	(1)	Sell securities short in an amount exceeding 15% of its
assets, except that a Fund may, without limit, make short sales against the box. Transactions in options, futures, options on futures and other derivative instruments shall not constitute selling securities short;

	(2)	Purchase securities on margin, except that a Fund may
obtain such short-term credits as are necessary for the clearance of securities transactions and except that margin deposits in connection with transactions in options, futures, options on futures and other derivative instruments shall not constitute a purchase of securities on margin; or

	(3)	Make loans of its assets, except that a Fund may enter
into repurchase agreements and purchase debt instruments as set forth in its fundamental policy on lending and may lend portfolio securities in an amount not to exceed 33 1/3% of the value of the Fund's total assets.

The following restrictions are designated as non-fundamental with respect to the Mid-Cap Fund and the Fixed Income Fund and may be changed by the Trust's Board of Trustees without shareholder approval.

The Mid-Cap Fund and the Fixed Income Fund may not (except as noted):

	(1)	With respect to in excess of 15% of a Fund's assets, sell
securities short, except that each Fund may, without limit, make short sales against the box.

	(2)	Purchase any below investment grade security if as a
result more than 35% of the Fund's assets would be invested in below investment grade securities.

The following restrictions are designated as non-fundamental with respect to the Balanced Fund and may be changed by the Board without shareholder approval.

The Balanced Fund may not:

	(1)	With respect to in excess of 15% of the Fund's assets,
sell securities short, except that the Fund may, without limit, make short sales against the box.

	(2)	Purchase any below investment grade security if as a
result more than 35% of the Fund's assets would be invested in below investment grade securities.

	(3)	Invest less than 25% of the Fund's assets in debt
securities.

Portfolio Turnover
------------------
The portfolio turnover rate is computed by dividing the dollar amount of the securities which are purchased or sold (whichever amount is smaller) by the average value of the securities owned during the year. Short-term investments such as commercial paper, short-term U.S. Government securities and variable rate securities (those securities with intervals of less than one-year) are not considered when computing the portfolio turnover rate.

Other Policies

       There are no restrictions or limitations on investments in obligations of the United States, or of corporations chartered by Congress as federal government instrumentalities. The underlying assets of a Fund may be retained in cash, including cash equivalents which are U.S. Treasury bills, short-term bank obligations such as certificates of deposit, bankers' acceptances and repurchase agreements. However, it is intended that only so much of the underlying assets of a Fund be retained in cash as is deemed desirable or expedient under then-existing market conditions. As noted in the Prospectus, a Fund may invest up to 15% of its respective net assets in illiquid securities.

			TRUSTEES AND OFFICERS
			=====================

Trustees and Officers of the Trust
----------------------------------
The Trustees and Officers of the Trust, their business addresses, principal occupations for the past five years and dates of birth are listed below. The Trustees provide broad supervision over the affairs of the Trust and each Fund. The Trustees are experienced executives who meet periodically throughout the year to oversee the Funds' activities, review contractual arrangements with companies that provide services to the Funds, and review the Funds' performance. Unless otherwise noted, the address of each Trustee or Officer is the address of the Trust: 40 Richards Avenue, Norwalk, Connecticut 06854.

	The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed for cause by the remaining Trustees; and (c) any Trustee may be removed by action of two-thirds of the outstanding shares of the Trust.

	The President, Treasurer and Secretary of the Trust are elected annually by the Trustees and hold office until the next annual election of officers and until their respective successors are chosen and qualified.

Independent Trustees.  	The following Trustees are not interested
persons of the Trust within the meaning of the 1940 Act ("Independent
Trustees"):


	      POSITION(S) HELD	     NUMBER              OTHER
NAME	      WITH TRUST AND	PRINCIPAL OCCUPATIONS  OF FUNDS IN  DIRECTORSHIPS
AND DATE      LENGTH OF TIME	DURING PAST 5 YEARS    FUND COMPLEX HELD BY TRUSTEES
OF BIRTH	  SERVED	 		       OVERSEEN BY
							TRUSTEE*
---------   ---------------- ---------------------  ------------- -----------------
Jack W.Aber   Trustee since      Professor of Finance,	   30	  Trustee of Appleton
DOB: 9/9/37	2000		 Boston University 		  Growth Fund (1
				 School of Management		  portfolio);Trustee
				 (1972-Present)			  of Third Avenue Trust
								  (4 portfolios);
								  Trustee of Third Avenue
								  Variable Trust (1
								  portfolio)
-------------   ---------------- ------------------ ------------- -------------------
William E.	Trustee since	 President and Owner,	   30	  Trustee of Third Avenue
Chapman,II	2000		 Longboat Retirement		  Trust (4 portfolios);
DOB: 9/23/41			 Planning Solutions		  Trustee of Third Avenue
				 (1998-Present);		  Variable Trust (1
								  portfolio)
				 Hewitt Associates,LLC
				 (part time)(provider
				 of Retirement and
				 Investment Education
				 Seminars); President,
				 Retirement Plans Group,
				 Kemper Funds (1990-1998)
-------------   -------------- ---------------------- ----------- --------------------
Edward J.	Trustee since	 Partner, Hepburn Willcox     30  Trustee of Third Avenue
Kaier		2000		 Hamilton & Putnam (1977-	  Trust (4 portfolios);
DOB: 9/23/45			 Present)			  Trustee of Third Avenue
								  Variable Trust (1
								  portfolio)
------------- ---------------- ---------------------- ----------- ----------------------
Madeline H.	Trustee since 	 Member,Investment	      22	None
McWhinney	2000		 Committee, New Jersey
DOB :3/11/22			 Supreme Court (1990-
  				 Present); Member,
 				 Advisory Board on
				 Professional Ethics,
				 New Jersey Supreme
				 Court (1983-1998);
				 President, Dale, Elliott
				 & Company, Inc.
				 (Management Consultant)
				 (1977-1994)
-------------   ---------------- ---------------------- ------------- ------------------

					27



	      POSITION(S) HELD	     NUMBER              OTHER
NAME	      WITH TRUST AND	PRINCIPAL OCCUPATIONS  OF FUNDS IN  DIRECTORSHIPS
AND DATE      LENGTH OF TIME	DURING PAST 5 YEARS    FUND COMPLEX HELD BY TRUSTEES
OF BIRTH	  SERVED	 		       OVERSEEN BY
							TRUSTEE*
---------   ---------------- ---------------------  ------------- -----------------
Steven J. 	Trustee since	 Executive Vice President,    22  Trustee of Professionally
Paggioli	2000		 Secretary and Director, 	  Managed Portfolios
DOB:4/3/50			 Investment Company		  (19 portfolios)
				 Administration, LLC
				 (1990-2001); Trustee,
				 Professionally Managed
				 Portfolios, (1991-2001);
				 Consultant, formerly
				 Executive Vice President
				 and Director, The
				 Wadsworth Group (1986-
				 2001); Vice President,
				 Secretary and Director,
				 First Fund Distributors,
				 Inc.(1991-2001)
----------  -------------- ------------------------ ------------- --------------------
Eric Rakowski	Trustee since	 Professor, University of     30  Trustee of Third Avenue
DOB:6/5/58	2000		 California at Berkeley		  Trust (4 portfolios)
				 School of Law (1990-		  Director of Third Avenue
				 Present); Visiting 		  Variable Trust (1
								  portfolio)
				 Professor, Harvard Law
				 School (1998-1999)
----------- -------------- ------------------------- ------------- --------------------
Thomas R.	Trustee since	 Professor of Finance, 	      22	None
Schneeweis	2000		 University of Massa-
DOB :5/10/47			 chusetts (1985-Present);
				 Managing Director,
				 CISDM at the University
				 of Massachusetts, (1994-
				 Present); President and
				 Chief Executive Officer,
				 Schneeweis Partners, LLC
				 (2001-Present)
----------- -------------- ------------------------- ------------- --------------------


  *  The Fund complex consists of Managers Trust II, The Managers
Funds, Managers AMG Funds and Managers Trust I.

Interested Trustees. The following Trustees are "interested persons" of the Trust within the meaning of the 1940 Act. Mr. Healey is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with, and interest in securities of, Affiliated Managers Group, Inc. Mr. Lebovitz is an interested person of the Trust within the meaning of the 1940 Act by virtue of his positions with The Managers Funds LLC and Managers Distributors, Inc.


	    POSITION(S) HELD	     			NUMBER		OTHER
NAME	    WITH TRUST AND     PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE    LENGTH OF TIME     DURING PAST 5 YEARS    FUND COMPLEX  HELD BY TRUSTEES
OF BIRTH	 SERVED	 		      	      OVERSEEN BY
							TRUSTEE*
--------   ---------------- ---------------------  ------------- --------------------
Sean M.Healey	Trustee since	 President and Chief 	      30	None
DOB:5/9/61	2000		 Operating Officer,
				 Affiliated Managers
				 Group,Inc.(1999-Present);
			         Director,Affiliated
				 Managers Group,Inc.
				 (2001-Present);
				 Executive Vice President,
				 Affiliated Managers Group,
				 Inc.(1995-1999); Vice
				 President, Goldman, Sachs
				 & Company (1987-1995)
--------   ---------------- ---------------------  ------------- --------------------

					28



	    POSITION(S) HELD	     			NUMBER		OTHER
NAME	    WITH TRUST AND     PRINCIPAL OCCUPATIONS  OF FUNDS IN   DIRECTORSHIPS
AND DATE    LENGTH OF TIME     DURING PAST 5 YEARS    FUND COMPLEX  HELD BY TRUSTEES
OF BIRTH	 SERVED	 		      	      OVERSEEN BY
							TRUSTEE*
--------   ---------------- ---------------------  ------------- --------------------
Peter M.	Trustee since    President and Chief 	       30	None
Lebovitz	2002 and	 Executive Officer,
DO :1/18/55	President since	 The Managers Funds
		2000		 LLC (1999-Present);
				 President, Managers
				 Distributors, Inc. (2000-
				 Present); Director of
				 Marketing, The Managers
				 Funds, LP (1994-1999);
				 Director of Marketing,
				 Hyperion Capital
				 Management, Inc. (1993-
				 1994); Senior Vice
				 President, Greenwich
				 Asset Mgmt.,Inc. (1989-
				 1993)
--------   ---------------- ---------------------  ------------- --------------------


    * The Fund complex consists of Managers Trust II, The Managers Funds, Managers AMG Funds and Managers Trust I.


OFFICERS
--------

		POSITION(S) HELD
NAME		WITH TRUST AND	 PRINCIPAL OCCUPATIONS
AND DATE        LENGTH OF TIME	 DURING PAST 5 YEARS
OF BIRTH	   SERVED

-------------   ---------------- --------------------------------------

Galan G.Daukas	Chief Financial	  Chief Operating Officer,The Managers
DOB:10/24/63	Officer since     Funds LLC (2002-Present); Chief Financial
		2002		  Officer Managers AMG Funds, The Managers
				  Funds and Managers Trust I;
				  Chief Operating Officer and
				  Chairman of the Management Committee,
				  Harbor Capital Management Co., Inc. (2000-
				  2002); Chief Operating Officer, Fleet
				  Investment Advisors (1992-2000)
-------------   ---------------- ---------------------------------------
Donald S. 	Treasurer and     Director, Finance and Planning, The
Rumery		Secretary since	  Managers Funds LLC,(1994-Present);
DOB:5/29/58	  2000 		  Treasurer and Chief Financial Officer,
				  Managers Distributors, Inc. (2000-Present);
				  Secretary and Treasurer, Managers Trust I
                                  and The Managers Funds; Treasurer of
                                  Managers AMG Funds.
-------------   ---------------- --------------------------------------

Trustee Share Ownership
-----------------------


				Dollar Range of		Aggregate Dollar
				Equity Securities in 	Range of Equity
				the Fund Beneficially 	Securities in
				Owned as of 		All Registered
				December 31, 2002	Investment Companies
							Overseen by Trustee in
							Family of Investment
							Companies(1) Beneficially
							Owned as of December 31, 2002
				----------------------	-----------------------------

INDEPENDENT TRUSTEES:
---------------------
Jack W. Aber				None		$10,001 to $50,000
William E. Chapman II		    	None		   Over $100,000
Edward J. Kaier				None		   Over $100,000
Madeline H. McWhinney			None		$50,001 to $100,000
Steven J. Paggioli			None		$50,001 to $100,000
Eric Rakowski				None		$50,001 to $100,000
Thomas R. Schneeweis		  	None		$10,001 to $50,000

------------------------------
INTERESTED TRUSTEES:
--------------------
Sean M. Healey				None		$50,001 to $100,000
Peter M. Lebovitz			None		   Over $100,000



(1) The Funds have not yet commenced operations.
(2) The Family of Investment Companies consists of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II.


Audit Committee
---------------
The Board of Trustees has an Audit Committee consisting of the independent Trustees. Under the terms of its charter, the Committee:
(a) acts for the Trustees in overseeing the Trust's financial reporting and auditing processes; (b) receives and reviews communications from the auditors relating to the auditors' review of the Fund's financial statements; (c) reviews and assesses the performance and approves the compensation, retention or termination of the Trust's independent auditors; (d) meets periodically with the independent auditors to review the annual audits of the series of the Trust, including the audit of the Fund, and pre-approve the audit services provided by the independent auditors; (e) considers and acts upon proposals for the independent auditors to provide non-audit services to the Trust or the Investment Manager or its affiliates to the extent that such approval is required by applicable laws or regulations; (f) considers and reviews with the independent auditors matters bearing upon the auditors' status as "independent" under applicable standards of independence established from time to time by the SEC and other regulatory authorities; and (g) reviews and reports to the full Board with respect to any material accounting, tax, valuation or record keeping issues that may affect the Trust, its financial statements or the amount of any dividend or distribution right, among other matters. The Audit Committee met twice during the most recent fiscal year.

Trustees' Compensation
----------------------
For their services as Trustees of the Trust and other mutual funds within the Managers Funds Family of Funds, the Trustees were compensated as follows:

Compensation Table:
-------------------


				Aggregate		Total Compensation
				Compensation From 	from the Fund
Name of Trustee			the Fund (a)		Complex Paid to Trustees (b)
---------------------------	-------------------	--------------------------
Independent Trustees:
---------------------
Jack W. Aber				$1,185			$31,000
William E. Chapman, II			$1,185			$31,000
Edward J. Kaier				$1,185			$31,000
Madeline H. McWhinney			$1,185			$31,000
Steven J. Paggioli			$1,185			$31,000
Eric Rakowski				$1,185			$31,000
Thomas R. Schneeweis			$1,185			$31,000

Interested Trustees:
--------------------
Sean M. Healey				None			None
Peter M. Lebovitz			None			None



(a)	Compensation is estimated for the Funds' first full fiscal year
January 1, 2004 through December 31, 2004.
(b)	Total compensation includes estimated compensation to be paid during the 12-month period ending December 31, 2004 for services as a Trustee of Managers Trust II, Managers AMG Funds, The
Managers Funds and Managers Trust I. The Trust does not provide any pension or retirement benefits for the Trustees.

	CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
	===================================================

As of October 30, 2003 there were no shares of any Fund outstanding. The Funds had not commenced operations as of that date.

			MANAGEMENT OF THE FUNDS
			=======================
Investment Manager
------------------
The Trustees provide broad supervision of the operations and affairs of the Trust and the Funds. The Managers Funds LLC (the "Investment Manager") serves as investment manager to the Funds pursuant to an investment management agreement (the "Investment Management Agreement"). Managers Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of The Managers Funds LLC, serves as the distributor of the Funds. The Managers Funds LLC is a subsidiary of Affiliated Managers Group, Inc. ("AMG") which serves as the managing member of The Managers Funds LLC. AMG is located at 600 Hale Street, Prides Crossing, Massachusetts 01965.

Sub-Advisors
------------
The assets of the Funds are managed by the Sub-Advisors. The Investment Manager serves as administrator of each Fund and carries out the daily administration of the Trust and each Fund. The Investment Manager has entered into an advisory agreement with each Sub-Advisor known as a "Sub-Advisory Agreement." The SEC has given the Trust an exemptive order permitting the Investment Manager to change sub-advisors without prior shareholder approval, but subject to shareholder notification within 90 days of any such changes.

A Sub-Advisor or its affiliated broker-dealer may execute portfolio transactions for a Fund and receive brokerage commissions, or markups, in connection with the transaction as permitted by Sections 17(a) and 17(e) of the 1940 Act, and the terms of any exemptive order issued by the SEC.


Management and Sub-Advisory Agreements
--------------------------------------
The terms of the Management Agreement provide for the Investment Manager to have overall supervisory responsibility for each Fund's general investments and management of its assets in accordance with the Fund's investment objectives, policies and restrictions, subject to such direction as it may receive from the Trustees from time to time. The Manager is responsible for (a) selecting and recommending to the Trustees one or more sub-advisors for each Fund and for monitoring and evaluating the performance of each sub-advisor on an ongoing basis and (b) exercising investment discretion and making all determinations with respect to any portion of a Fund's assets not assigned to a sub-advisor, including determinations regarding the purchase and sale of portfolio securities. During the term of the Management Agreement, the Investment Manager will pay all expenses incurred by it in connection with its activities under the Management Agreement, including fees payable to Sub-Advisors, salaries and expenses of the Trustees and Officers of the Funds who are employees of the Investment Manager or its affiliates, and office rent of the Funds; but each Fund will be responsible for all other expenses of its operation, including among others brokerage commissions, interest, legal fees and expenses of attorneys, and fees of auditors, transfer agents, dividend disbursement agents, custodians, and shareholder servicing agents. The Investment Manager will provide such services in accordance with the Funds' investment objectives, investment policies, and investment restrictions. The provision of investment advisory services by the Investment Manager to the Funds will not be exclusive under the terms of the Management Agreements, and the Investment Manager will be free to, and will, render investment advisory services to others.

       The Management Agreement has an initial two year term and then continues in effect, unless terminated as described below, for successive one year periods, so long as its continuance is approved at least annually (a) by the vote of a majority of the outstanding voting securities of each Fund (as defined in the 1940 Act) or (b) by the vote of a majority of the Trust's Board of Trustees, provided that in either event the continuance is also approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on the continuance. The Management Agreement terminates automatically in the event of its assignment (as defined in the 1940 Act) and may be terminated at any time, without the payment of any penalty, (i) by the vote of a majority of the Trust's Board of Trustees, (ii) by vote of a majority of the outstanding voting securities of the Trust, or (iii) with respect to a Fund, by vote of a majority of the outstanding shares of the Fund, in each case upon sixty (60) days written notice to the Investment Manager. The Management Agreement may be terminated by the Investment Manager upon sixty (60) days written notice to the Trust.

       The Management Agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations or duties, the Investment Manager is not subject to liability to a Fund or any Fund shareholder for any act or omission in the course of, or connected with, services rendered under the agreement or for any losses that may be sustained in the purchase, holding, or sale of any security, provided that these provisions shall not protect the Investment Manager from liability in violation of the 1940 Act.

       Under the Sub-Advisory Agreements, each Sub-Advisor manages all or a portion of a Fund's portfolio, including the determination of the purchase, retention, or sale of securities, cash, and other investments for the Fund in accordance with the Fund's investment objectives, policies, and investment restrictions. The Sub-Advisor provides these services subject to the general supervision of the Investment Manager and the Trustees. The provision of investment advisory services by a Sub-Advisor to its Fund will not be exclusive under the terms of Sub-Advisory Agreements, and the Sub-Advisors will be free to, and expect to render investment advisory services to others.

       Each Sub-Advisory Agreement requires the Sub-Advisor to provide fair and equitable treatment to its respective Fund in the selection of portfolio investments and the allocation of investment opportunities. However, the Sub-Advisory Agreements do not obligate a Sub-Advisor to acquire for the Fund a position in any investment which any of the Sub-Advisor's other clients may acquire. The Funds shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Funds or otherwise.

       Although the Sub-Advisors make investment decisions for the Funds independent of those for their other clients, it is likely that similar investment decisions will be made from time to time. When the Funds and other clients of the Sub-Advisors are simultaneously engaged in the purchase or sale of the same security, the transactions are, to the extent feasible and practicable, averaged as to price and the amount is allocated between the Funds and the other client(s) pursuant to a methodology considered equitable by the Sub-Advisors. In specific cases, this system could have an adverse affect on the price or volume of the security to be purchased or sold by a Fund. However, the Trustees believe, over time, that coordination and the ability to participate in volume transactions should benefit the Funds.

       Each Sub-Advisory Agreement has an initial term of two years and then continues in effect, unless terminated as described below, for successive one year periods, so long as its continuance is approved at least annually (a) by the vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) or (b) by the vote of a majority of the Trustees, provided that in either event the continuance is also approved by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on the continuance. Each Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

       Under the terms of each Sub-Advisory Agreement, the agreement may be terminated: (i) by the Investment Manager at any time, without payment of a penalty, upon notice to the Sub-Advisor and the Trust,
(ii) with respect to a Fund, at any time, without payment of a penalty, by the Trust or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund upon notice to the Sub-Advisor, or (iii) by the Sub-Advisor at any time, without payment of a penalty, upon thirty (30) days written notice to the Investment Manager and the Trust.

       Each Sub-Advisory Agreement provides that the Sub-Advisor shall not be subject to any liability for any act or omission, error of judgment, or mistake of law or for any loss suffered by the Investment Manager or the Trust in connection with the Sub-Advisory Agreement, except by reason of the Sub-Advisor's willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of the Sub-Advisor's reckless disregard of its obligations and duties under the Sub-Advisory Agreement.


Compensation of the Investment Manager and Sub-Advisors
-------------------------------------------------------
       As compensation for the investment management services rendered and related expenses under the Investment Management Agreement, each Fund has agreed to pay the Investment Manager an investment management fee, which is computed daily as a percentage of the value of the net assets of the Fund and may be paid monthly.

       The Investment Manager also serves as the administrator to the Funds and receives compensation from the Trust pursuant to an Administration and Shareholder Services Agreement. Under that agreement, the Investment Manager supervises the overall administration of and certain shareholder services for each Fund. The administrative services include supervising the preparation and filing of all documents required for compliance by each Fund with applicable laws and regulations, supervising the maintenance of books and records, and other general and administrative responsibilities. The shareholder services include processing and/or coordinating Fund share purchases and redemption, responding to inquiries from shareholders and providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners. For providing these services, the Investment Manager receives a fee from each Fund of 0.20% per annum of its average daily net assets.

       As compensation for the investment management services rendered and related expenses under the respective Sub-Advisory Agreements, the Investment Manager has agreed to pay each Sub-Advisor a fee (net of all mutually agreed upon fee waivers and reimbursements required by applicable law) for managing the portfolio, which is also computed daily and paid monthly based on the average daily net assets that the Sub-Advisor manages. The fee paid to each Sub-Advisor is paid out of the fee the Investment Manager receives from each Fund and does not increase a Fund's expenses.

	Fee Waivers and Expense Limitations. From time to time, the Investment Manager may agree to waive all or a portion of the fee it would otherwise be entitled to receive from a Fund and/or reimburse certain Fund expenses above a specified maximum amount. The Investment Manager may waive all or a portion of its fee and/or reimburse Fund expenses for a number of reasons, such as passing on to the Fund and its shareholders the benefit of reduced portfolio management fees resulting from a waiver by a Sub-Advisor of all or a portion of the fees it would otherwise be entitled to receive from the Investment Manager with respect to a Fund. The Investment Manager may also waive all or a portion of its fees from a Fund and/or reimburse Fund expenses for other reasons, such as attempting to make a Fund's performance more competitive as compared to similar funds. The effect of the fee waivers and expense reimbursements in effect at the date of this Statement of Additional Information on Fund expenses is reflected under the heading "Fees and Expenses" located in the front of the Funds' Prospectus. Voluntary fee waivers/expense limitations by the Investment Manager or by any Sub-Advisor may be terminated or reduced in amount at any time and solely in the discretion of the Investment Manager or Sub-Advisor concerned. Contractual fee waivers/expense limitations can only be terminated at the end of a term.

Approval of Investment Management and Sub-Advisory Agreements
-------------------------------------------------------------
       On October 21, 2003, the Board of Trustees, including all of the Trustees that are not "interested persons" of the Trust (the "Independent Trustees"), approved the Investment Management Agreement with the Investment Manager and the Sub-Advisory Agreements between the Manager and each Sub-Advisor. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and the Sub-Advisory Agreements, the Trustees reviewed a variety of materials relating to the Funds, the Manager and the Sub-Advisors, including the Funds' projected expenses and expense data for similar funds (including the series of Conseco Fund Group
(the "Conseco Funds") proposed to be reorganized into the Funds).

       With respect to the Investment Management Agreement, the Trustees took into account their deliberations and conclusions with respect to the most recent continuation of Investment Management Agreements between the Trust and the Manager on behalf of other series of Trust, which occurred in June 2003. The Trustees received assurances from the Manager that there had been no material changes in the information previously provided by the Manager, and reviewed by the Trustees, in connection with the foregoing continuations relating to the Manager's operations and personnel. Such information about the Manager included, among other things, a balance sheet and income statement, biographical information on its supervisory and professional staff and descriptions of the Manager's organizational and management structure. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the Investment Manager's process for selecting Sub-Advisors; (b) the manner in which the Investment Manager will monitor the Sub-Advisors' investment performance and consistency of investment approach; (c) the Investment Manager's administrative capabilities including its ability to supervise the Funds' other service providers; and (d) the Investment Manager's compliance programs, including those related to personal investing. The Trustees also took into account the Manager's undertakings to maintain certain expense limitations for the Funds.

       With respect to the Sub-Advisory Agreements, the Trustees reviewed materials relating to the Sub-Advisors' operations, personnel, investment philosophy, strategies and techniques, including biographical information on portfolio management and other professional staff, and fee and performance information for the Conseco Funds. At the meeting on October 21, 2003, the Trustees received a report from the Manager regarding its due diligence with respect to each Sub-Advisor covering matters such as compliance, financial condition, personnel, performance and investment approach (including consistency of investment approach). At the same meeting, the Trustees also received a presentation from each Sub-Advisor addressing similar matters. In the course of their deliberations, the Trustees evaluated, among other things; (a) the services to be rendered by the Sub-Advisors; (b) the qualification and experience of the Sub-Advisors' personnel; (c) the Sub-Advisors' compliance programs, including those related to personal investing; (d) (i) the particular investment strategy that each Sub-Advisor will employ in managing Fund assets (its "Investment Strategy"), and (ii) the consistency of the Sub-Advisor's adherence to the Investment Strategy in managing accounts of its other advisory clients that have hired the Sub-Advisor to employ the Investment Strategy; and (e) the Sub-Advisors' performance in employing their Investment Strategies (including the performance of the Conseco Funds).

       The Trustees reached the following conclusions regarding the Investment Management Agreement and each Sub-Advisory Agreement, among others: (A) the Investment Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreement; (B) the Sub-Advisor is qualified to manage the Fund's assets in accordance with its investment objectives and policies; (C) the Investment Manager and the Sub-Advisor maintain appropriate compliance programs; (D) the Sub-Advisor's Investment Strategy is appropriate for pursuing the Fund's investment objectives; (E) the Sub-Advisor is likely to execute its Investment Strategy consistently over time; and (F) the Fund's advisory fees are reasonable in relation to those of similar funds and to the services provided or to be provided by the Investment Manager and the Sub-Advisor.

       On the basis of the foregoing, the Trustees determined that approval of the Investment Management and Sub-Advisory Agreements would be in the interests of the Funds and their shareholders.

Proxy Voting Policy
-------------------
       Proxies for any portfolio security held by a Fund are voted in accordance with the proxy voting policies and procedures of the Sub-Advisor responsible for the portion of the Fund holding that security, except that the Investment Manager typically votes a proxy with respect to shares of an unaffiliated money market fund used as a cash management vehicle as recommended by the money market fund's directors. The Sub-Advisors' proxy voting policies and procedures are in Appendix A.

Code of Ethics
--------------
       The Trustees have adopted a Code of Ethics under Rule 17j-1 of the 1940 Act on behalf of the Trust. The Code of Ethics of the Trust incorporates the codes of ethics of the Investment Manager, the Distributor and each Sub-Advisor, which codes are applicable to "access persons" of the Trust that are also employees of the Investment Manager, the Distributor and the Sub-Advisors, respectively. In combination, these codes of ethics generally require access persons to preclear any personal securities investment (with limited exceptions such as government securities). The preclearance requirement and associated procedures are designed to identify any substantive prohibition or limitation applicable to the proposed investment. Subject to compliance with these preclearance procedures, access persons of the Trust who are also access persons of the Investment Manager, the Distributor and the Sub-Advisors may invest in securities, including securities that may be purchased or held by the Fund.

Administrative Services Agreement
---------------------------------
       The Investment Manager also serves as administrator (the
"Administrator") of the Trust. Under the terms of this agreement, the Administrator will provide various administrative services to the Trust, including shareholder servicing and other Fund support.

Distribution Arrangements
-------------------------
       Managers Distributors Inc. (the "Distributor") serves as the principal underwriter for each Fund. The Distributor is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, the Distributor bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. The Underwriting

Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees of the Trust or by the vote of a majority of the outstanding voting securities of a Fund and (ii) by a majority of the Trustees who are not "interested persons" of the Trust (as that term is defined in the 1940 Act). The Distributor is not obligated to sell any specific amount of shares of any Fund.

       For sales of Class Y shares, the Distributor may provide promotional incentives including cash compensation to certain brokers, dealers, or financial intermediaries whose representatives have sold or are expected to sell significant amounts of shares of one or more of the Funds. Other programs may provide, subject to certain conditions, additional compensation to brokers, dealers, or financial intermediaries based on a combination of aggregate shares sold and increases of assets under management. The Distributor or its affiliates out of their own assets will make all of the above payments. These programs will not change the price an investor will pay for shares or the amount that a Fund will receive from such sales.

       The Distributor's principal address is 40 Richards Avenue,
Norwalk, Connecticut 06854.

        Distribution and Service Plans. The Trust has adopted distribution and service plans with respect to the Class A, Class B and Class C shares of each Fund (the "Plans"), in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the NASD regarding asset-based sales charges.

        Pursuant to the Plans, each Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of Fund shares and for maintenance and personal service provided to existing shareholders of that class. The Plans authorize payments to the Distributor up to 0.50% annually of each Fund's average daily net assets attributable to its Class A shares. The Plans authorize payments to the Distributor up to 1.00% annually of each Fund's average daily net assets attributable to its Class B shares. The Plans authorize payments to the Distributor up to 1.00% annually of each Fund's average daily net assets attributable to its Class C shares.

        The Plans further provide for periodic payments by the Distributor to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by Class A, Class B or Class C shares of a Fund for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of Fund shares of that class owned by clients of such broker, dealer or financial intermediary.

        In accordance with the terms of the Plans, the Distributor provides to each Fund, for review by the Trustees, a quarterly written report of the amounts expended under the Plan and the purpose for which such expenditures were made. In the Trustees' quarterly review of the Plans, they will review the level of compensation the Plans provide in considering the continued appropriateness of the Plans.

        Under their terms, the Plans remain in effect from year to year provided such continuance is approved annually by vote of the Trustees in the manner described above. The Plans may not be amended to increase materially the amount to be spent under the Plans without approval of the shareholders of the affected Fund, and material amendments to the Plans must also be approved by the Trustees in a manner described above. The Plans may be terminated at any time, without payment of any penalty, by vote of the majority of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operations of the Plans, or by a vote of a majority of the outstanding voting securities of the Fund affected thereby. The Plans will automatically terminate in the event of their assignment.

Custodian
---------
        The Bank of New York (the "Custodian"), 100 Church Street, New York, New York, is the Custodian for the Funds. It is responsible for holding all cash assets and all portfolio securities of the Funds, releasing and delivering such securities as directed by the Funds, maintaining bank accounts in the names of the Funds, receiving for deposit into such accounts payments for shares of the Funds, collecting income and other payments due the Funds with respect to portfolio securities and paying out monies of the Funds.

        The Custodian is authorized to deposit securities in securities depositories or to use the services of sub-custodians, including foreign sub-custodians, to the extent permitted by and subject to the regulations of the Securities and Exchange Commission.

Transfer Agent
--------------
        Firstar Mutual Fund Services, LLC ("Firstar"), Milwaukee, WI, is the transfer agent (the "Transfer Agent") for the Funds.

Independent Public Accountants
------------------------------
        PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110 is expected to serve as the independent public accountant for the Funds. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of the Funds, assists in the preparation and/or review of each Fund's federal and state income tax returns and consults with the Funds as to matters of accounting and federal and state income taxation.

	     BROKERAGE ALLOCATION AND OTHER PRACTICES
	     ========================================

        Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. In addition, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

        The Sub-Advisory Agreements provide that each Sub-Advisor places all orders for the purchase and sale of securities which are held in each Fund's portfolio. In executing portfolio transactions and selecting brokers or dealers, it is the policy and principal objective of each Sub-Advisor to seek best price and execution. It is expected that securities will ordinarily be purchased in the primary markets. Each Sub-Advisor shall consider all factors that it deems relevant when assessing best price and execution for a Fund, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

        In addition, when selecting brokers to execute transactions and in evaluating the best available net price and execution, each Sub-Advisor is authorized by the Trustees to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended), provided by the broker. Each Sub-Advisor is also authorized to cause a Fund to pay a commission to a broker who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commission another broker would have charged for effecting that transaction. A Sub-Advisor must determine in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided viewed in terms of that particular transaction or in terms of all the accounts over which the Sub-Advisor exercises investment discretion. Brokerage and research services received from such brokers will be in addition to, and not in lieu of, the services required to be performed by each Sub-Advisor. The fees of each Sub-Advisor are not reduced by reason of their receipt, if any, of such brokerage and research services. Generally, a Sub-Advisor does not provide any services to the Fund except portfolio investment management and related recordkeeping services. The Investment Manager may direct a Sub-Advisor to employ certain specific brokers who have agreed to pay certain Fund expenses. The use of such brokers is subject to best price and execution, and there is no specific amount of brokerage that is required to be placed through such brokers.

       The Trustees will periodically review the total amount of commissions paid by the Funds to determine if the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds of using particular brokers or dealers. It is possible that certain of the services received by a Sub-Advisor attributable to a particular transaction will primarily benefit one or more other accounts for which investment discretion is exercised by the Sub-Advisor.

Brokerage Recapture Arrangements
--------------------------------
	The Trust may enter into arrangements with various brokers pursuant to which a portion of the commissions paid by the Fund may be directed by the Fund to pay its expenses. Consistent with its policy and principal objective of seeking best price and execution, the Sub-Advisor may consider these brokerage recapture arrangements in selecting brokers to execute transactions for the Fund.

	    PURCHASE, REDEMPTION AND PRICING OF SHARES
	    ==========================================

Purchasing Shares
-----------------
       Investors may open accounts with the Funds through their financial planners or investment professionals, or directly with the Trust in circumstances as described in the current Prospectus. Shares may also be purchased through bank trust departments on behalf of their clients and tax-exempt employee welfare, pension and profit-sharing plans. The Trust reserves the right to determine which customers and which purchase orders the Trust will accept.

       Certain investors may purchase or sell Fund shares through broker-dealers or through other processing organizations that may impose transaction fees or other charges in connection with this service. Shares purchased in this way may be treated as a single account for purposes of the minimum initial investment. The Funds may from time to time make payments to such broker-dealers or processing organizations for certain recordkeeping services. Certain processing organizations and others may receive compensation from the Trust's Investment Manager out of its legitimate profits in exchange for selling shares or for recordkeeping or other shareholder related services.

       Purchase orders received by the Trust before 4:00 p.m. New York Time, at the address listed in the current Prospectus on any Business Day will receive the net asset value computed that day. Orders received after 4:00 p.m. from certain processing organizations which have entered into special arrangements with the Investment Manager will also receive that day's offering price provided the orders the processing organization transmits to the Investment Manager were accepted by the processing organization before 4:00 p.m. The broker-dealer, omnibus processor or investment professional is responsible for promptly transmitting orders to the Trust. Orders transmitted to the Trust at the address indicated in the Prospectus will be promptly forwarded to the Transfer Agent.

       Federal Funds or Bank Wires used to pay for purchase orders must be in U.S. dollars and received in advance, except for certain processing organizations which have entered into special arrangements with the Trust.
Purchases made by check are effected when the check is received, but are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

       To ensure that checks are collected by the Trust, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be processed until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. However, during this 15-day period, such shareholder may exchange such shares into any series of the Trust. The 15-day holding period for redemptions would still apply to shares received through such exchanges.

       If the check accompanying any purchase order does not clear, or if there are insufficient funds in your bank account, the transaction will be canceled and you will be responsible for any loss the Trust incurs. For current shareholders, the Trust can redeem shares from any identically registered account in the Trust as reimbursement for any loss incurred. The Trust has the right to prohibit or restrict all future purchases in the Trust in the event of any nonpayment for shares. Third-party checks which are payable to an existing shareholder who is a natural person (as opposed to a corporation or partnership) and endorsed over to the Trust or the Custodian will be accepted. The Fund and Distributor reserve the right to reject any order for the purchase of shares in whole or in part. The Trust reserves the right to cancel any purchase order for which payment has not been received by the third business day following placement of the order.

       In the interest of economy and convenience, share certificates will not be issued. All share purchases are confirmed to the record holder and credited to such holder's account on the Trust's books maintained by the Transfer Agent.

Class Y Shares
--------------
       Your initial purchase amount should be at least $500,000.
However, the minimum may be waived at the discretion of the Fund's officers.

Redeeming Shares
----------------
       Any redemption orders received in proper form by the Trust before the close of regular trading on the New York Stock Exchange (the "NYSE") (usually 4:00 p.m. New York Time) on any Business Day will receive the net asset value determined at the close of regular trading on that Business Day.

       Redemption orders received after 4:00 p.m. will be redeemed at the net asset value determined at the close of trading on the next Business Day. Redemption orders transmitted to the Trust at the address indicated in the current Prospectus will be promptly forwarded to the Transfer Agent. If you are trading through a broker-dealer or investment advisor, such investment professional is responsible for promptly transmitting orders. The Trust reserves the right to redeem shareholder accounts (after 60 days notice) when the value of the Fund shares in the account falls below $50, in the case of Class A, B and C shares, or $50,000, in the case of Class Y shares due to redemptions. Whether the Trust will exercise their right to redeem shareholder accounts will be determined by the Investment Manager on a case-by-case basis.

       If the Trust determines that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment wholly or partly in cash. Payment of the redemption price may be made in whole or in part by a distribution in kind of securities from a Fund, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets to cash. The method of valuing portfolio securities is described under the "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined.

       Investors should be aware that redemptions from a Fund may not be processed if a redemption request is not submitted in proper form. To be in proper form, the request must include the shareholder's taxpayer identification number, account number, Fund number and signatures of all account holders. All redemptions will be mailed to the address of record on the shareholder's account. In addition, if shares purchased by check are sold before the check has cleared, the redemption proceeds will not be sent to the shareholder until the check has cleared. This may take up to 15 days unless arrangements are made with the Investment Manager. The Trust reserves the right to suspend the right of redemption and to postpone the date of payment upon redemption beyond seven days as follows: (i) during periods when the NYSE is closed for other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC by rule or regulation, (ii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by a Fund of, or evaluation of the net asset value of, portfolio securities to be unreasonable or impracticable, or (iii) for such other periods as the SEC may permit.

Exchange of Shares
------------------
       An investor may exchange shares from a Fund into shares of the same class of any of the other Funds or the FA Prime Obligations Fund. (Investors may invest in the FA Prime Obligations Fund, currently managed by U.S. Bancorp Investment Research Management Company, LLC, through a separate prospectus. Investors can obtain one by calling [800-986-3384]). Since an exchange is the sale of shares of the Fund exchanged out of and the purchase of shares of the Fund exchanged into, the usual purchase and redemption procedures, requirements and restrictions apply to each exchange. Investors may exchange only into accounts that are registered in the same name with the same address and taxpayer identification number. In addition, an investor who intends to continue to maintain an account in a Fund may make an exchange out of that Fund only if following the exchange the investor would continue to meet the Fund's minimum investment amount. Settlement on the purchase of shares of any series of another Fund or the FA Prime Obligations Fund will occur when the proceeds from the redemption become available. Shareholders are subject to federal income tax and may recognize capital gains or losses on the exchange for federal income tax purposes. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time. Reductions and Waivers of Sales Charges

Reduction of Class A Sales Charge
---------------------------------
Rights of Accumulation. Each Fund offers to all qualifying investors rights of accumulation under which investors are permitted to purchase shares of any Fund at the price applicable to the total of (a) the dollar amount then being purchased plus (b) an amount equal to the then current net asset value of the purchaser's holdings of shares of the Funds. Acceptance of the purchase order is subject to confirmation of qualification. The rights of accumulation may be amended or terminated at any time as to subsequent purchases.

Letter of Intent. Any shareholder may qualify for a reduced sales charge on purchases of shares made within a 13-month period pursuant to a Letter of Intent (LOI). Class A shares acquired through the reinvestment of distributions do not constitute purchases for purposes of the LOI. A Class A shareholder may include, as an accumulation credit towards the completion of such LOI, the value of all shares of all Funds of the Trust owned by the shareholder. Such value is determined based on the net asset value on the date of the LOI.
During the term of an LOI, the Transfer Agent will hold shares in escrow to secure payment of the higher sales charge applicable for shares actually purchased if the indicated amount on the LOI is not purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated on the LOI has been purchased. A LOI does not obligate the investor to buy or the Fund to sell the indicated amount of the LOI. If a Class A shareholder exceeds the specified amount of the LOI and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of the expiration of the LOI. The resulting difference in offering price will purchase additional Class A shares for the shareholder's account at the applicable offering price. If the specified amount of the LOI is not purchased, the shareholder shall remit to the Transfer Agent an amount equal to the difference between the sales charge paid and the sales charge that would have been paid had the aggregate purchases been made at a single time. If the Class A shareholder does not within 20 days after a written request by the Transfer Agent pay such difference in sales charge, the Transfer Agent will redeem an appropriate number of escrowed shares in order to realize such difference. Additional information about the terms of the LOI are available from your broker, dealer or other financial intermediary or from the Transfer Agent at [telephone number].

Waiver of Class A Initial Sales Charge
--------------------------------------
No sales charge is imposed on sales of Class A shares to certain investors. However, in order for the following sales charge waivers to be effective, the Transfer Agent must be notified of the waiver when the purchase order is placed. The Transfer Agent may require evidence of your qualification for the waiver. No sales charge is imposed on the following investments:

*	By current or retired officers, directors or employees (and their immediate family, including: parents, grandparents, spouse, children, grandchildren, siblings, father-in-law, mother-in-law, sister/brother-in-law, daughter/son-in-law, niece, nephew, and same sex domestic partners) of the Trust, the Investment Manager and its affiliates and the Transfer Agent;

*	By any participant in (i) a tax qualified retirement plan provided that the initial amount invested by the plan totals $500,000 or more, the plan has 50 or more employees eligible to participate at the time of purchase, or the plan certifies that it will have projected annual contributions of $200,000 or more; or (ii) by one of a group of tax qualified employee benefit plans that purchase through an omnibus account relationship with the Funds maintained by a single service provider, provided that such plans make an aggregated initial investment of $500,000 or more;

*	By an omnibus account established by a sponsor for tax-qualified employee benefit plans where the sponsor provides recordkeeping services for the plans, and has entered into an agreement with the Distributor in connection with such account;

*	By an omnibus account established by an Administrator for tax-
qualified employee benefit plans where the Administrator provides recordkeeping and administrative services for the plans, and has entered into an agreement with the Distributor in connection with such account;

*	By brokers, dealers, and other financial intermediaries that have a selling agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

*	By employees and registered representatives (and their immediate family, including: parents, grandparents, spouse, children, grandchildren, siblings, father-in-law, mother-in-law, sister/brother-in-law, daughter/son-in-law, niece, nephew, and same sex domestic partners) of brokers, dealers, and other financial intermediaries described above; the purchaser must certify to the Distributor at the time of the purchase that the purchase is for the purchaser's own account (or for the benefit of such individual as listed above);

*	By any charitable organization, state, county, city, or any
instrumentality, department, authority or agency thereof which has determined that Class A is a legally permissible investment and which is prohibited by applicable investment law from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company;

*	By one or more members of a group of at least 100 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor children of such persons, pursuant to a marketing program between the Distributor and such group;

*	Through an investment advisor who makes such purchases through a broker, dealer, or other financial intermediary (each of which may impose transaction fees on the purchase), or (ii) by an investment advisor for its own account or for a bona fide advisory account over which the investment advisor has investment discretion;

*	Through a broker, dealer or other financial intermediary which maintains a net asset value purchase program that enables the Funds to realize certain economies of scale;

*	Through bank trust departments or trust companies on behalf of bona fide trust or fiduciary accounts by notifying the Distributor in advance of purchase; a bona fide advisory, trust or fiduciary account is one which is charged an asset-based fee and whose purpose is other than purchase of Fund shares at net asset value;

*	By purchasers in connection with investments related to a bona fide medical savings account; or

*	By an account established under a wrap fee or asset allocation program where the accountholder pays the sponsor an asset-based fee.

Waiver of Class C Initial Sales Charges
---------------------------------------
Class C shares may be offered without an initial sales charge to an investor who buys through a broker-dealer's omnibus account. However, CDSC may apply if the shares are sold within 12 months of purchase. Additionally, no sales charge is imposed on shares that are (a) issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a Fund is a party, (b) purchased by the reinvestment of loan repayments by participants in retirement plans,
(c) purchased by the reinvestment of dividends or other distributions from a Fund, or (d) purchased and paid for with the proceeds of shares redeemed in the prior 60 days from a mutual fund on which an initial sales charge or contingent deferred sales charge was paid (other than a fund managed by the Advisor or any of its affiliates that is subject to the exchange privilege described below); the purchaser must certify to the Distributor at the time of purchase that the purchaser is a prior load investor.

Waivers of Contingent Deferred Sales Charge for Class B and Class C
Shares
-------------------------------------------------------------------
To obtain a waiver of the contingent deferred sales charge, you must notify the Transfer Agent, who may require evidence of your qualification. The contingent deferred sales charge will not apply to:

*	Benefit payments under Retirement Plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under Retirement Plans.

*	Eligible Mandatory Distributions under 403(b) Plans and individual retirement accounts to shareholders who have attained the age of 70

*	(waiver applies only to amounts necessary to meet the required minimum amount). If Class B shares represent a part of a shareholder's total individual retirement account or 403(b) Plan investment, the CDSC waiver is available only for that portion of a mandatory distribution which bears the same relationship to the entire mandatory distribution as the Class B shares bear to the total investment account.

*	Death or disability (as defined in Section 72(m)(7) of the Internal
Revenue Code) of the shareholder if such shares are redeemed within one year of death or determination of disability.

*	Payments under a Systematic Withdrawal Plan ("SWP") not to exceed
10% of the account value per year. The 10% threshold will be calculated as of the date of the initial SWP payment, and re-calculated annually on the anniversary date thereof. Shares acquired from dividend and capital gain reinvestment are included in calculating the account value and the 10% threshold. If the total of such SWP payments within the twelve months subsequent to a calculation date exceeds the 10% threshold, then the entire SWP for the period shall be subject to the applicable sales load. To qualify for SWP treatment, an account must have a minimum value of $25,000 at inception of the Plan.

Net Asset Value
---------------
       Each Fund computes net asset value for each class of its shares once daily on Monday through Friday on each day on which the NYSE is open for trading, at the close of business of the NYSE, usually 4:00 p.m. New York Time. Trading in certain securities is substantially completed each day at various times prior to the close of regular trading on the NYSE. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Trust may close for purchases and redemptions at such other times as may be determined by the Trustees to the extent permitted by applicable law. The time at which orders are accepted and shares are redeemed may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. New York Time.

       The net asset value for each class of shares for each Fund is equal to the value of the Fund's net assets attributable to a class (the class's pro rata share of the value of the Fund's assets minus the class's pro rata share of the value of the Fund's liabilities) by the number of shares of that class outstanding. Fund securities listed on an exchange are valued at the last quoted sale price on the exchange where such securities are primarily traded on the valuation date, prior to the close of trading on the NYSE, or, lacking any sales, at the last quoted bid price on such principal exchange prior to the close of trading on the NYSE. Over-the-counter securities for which market quotations are readily available are valued at the last prior sale price or, lacking any sales, at the last quoted bid price on that date prior to the close of trading on the NYSE. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures established by the Trustees. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Debt securities with maturities of sixty (60) days or less may be valued at amortized cost.


Dividends and Distributions
---------------------------
       Each Fund declares and pays dividends and distributions as described in the current Prospectus. If a shareholder has elected to receive dividends and/or their distributions in cash and the postal or other delivery service is unable to deliver the checks to the shareholder's address of record, the dividends and/or distribution will automatically be converted to having the dividends and/or distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed dividend or redemption checks.


Capital Structure
-----------------
       Managers Trust II is a Massachusetts business trust. Managers Trust II was organized under an Agreement and Declaration of Trust dated October 3, 1991 (under the name Smith Breeden Series Fund). A copy of the Agreement, which is governed by Massachusetts law, is on file with the Secretary of the Commonwealth of Massachusetts.

       The Trustees have the authority to issue shares in an unlimited number of series of the Trust. Each Fund's shares may be further divided into classes. The assets and liabilities of each Fund will be separate and distinct. All shares when issued are fully paid, non-assessable and redeemable, and have equal voting, dividend and liquidation rights.

       Shareholders of the Funds of the Trust will vote together in electing the Trust's Trustees and in certain other matters. Shareholders should be aware that the outcome of the election of trustees and of certain other matters for their trust could be controlled by the shareholders of another fund. The shares have non-cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of the trustees can elect 100% of the Trustees if they choose to do so.

       The Trust is not required to hold annual meetings of its shareholders. However, shareholders of the Trust have the right to call a meeting to take certain actions as provided in the Declaration of Trust. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider such actions, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

       Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. This is not the case for a Massachusetts business corporation. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both (i) any liability was greater than each Fund's insurance coverage and (ii) each Fund itself was unable to meet its obligations.

			CERTAIN TAX MATTERS
			===================

	The following summary of certain federal tax income considerations is based on current law, is for general information only and is not tax advice. This discussion does not address all aspects of taxation that may be relevant to particular shareholders in light of their own investment or tax circumstances, or to particular types of shareholders (including insurance companies, financial institutions or broker-dealers, foreign corporations, and persons who are not citizens or residents of the United States) subject to special treatment under the federal income tax laws.

	EACH SHAREHOLDER IS ADVISED TO CONSULT HIS OR HER OWN TAX ADVISOR WITH RESPECT TO THE SPECIFIC TAX CONSEQUENCES OF AN INVESTMENT IN A FUND, INCLUDING THE EFFECT AND APPLICABILITY OF STATE, LOCAL, FOREIGN, AND OTHER TAX LAWS AND THE POSSIBLE EFFECTS OF CHANGES IN FEDERAL OR OTHER TAX LAWS. THIS DISCUSSION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING.

Federal Income Taxation of Funds' in General
-------------------------------------------
Each Fund intends to qualify and elect to be treated each taxable year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), although it cannot give complete assurance that it will qualify to do so. Accordingly, a Fund must, among other things, (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); and (b) invest the Fund's assets (as of the close of each quarter of the taxable year) in such a manner that (i) at least 50% of the value of the Fund's total assets be represented by cash and cash items (including receivables), Government securities and securities of other regulated investment companies, and other securities limited in respect of any one issuer (except with regard to certain investment companies furnishing capital to development corporations) to an amount not greater in value than 5% of the value of the total assets of the Fund and to not more than 10% of the outstanding voting securities of such issuer, and (ii) no more than 25% of the value of the Fund's total assets be invested in the securities (other than Government securities or the securities of other regulated investment companies) of any one issuer, or of two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

       If a Fund should fail to qualify as a regulated investment company in any year, it would lose the beneficial tax treatment accorded regulated investment companies under Subchapter M of the Code and all of its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions generally would constitute qualified dividend income eligible for a maximum rate of 15% to individuals and generally would also be eligible for the 70% dividends-received deduction for corporation shareholders. Also, the shareholders, if they received a distribution in excess of current or accumulated earnings and profits, would receive a return of capital that would reduce the basis of their shares of a Fund to the extent thereof. Any distribution in excess of a shareholder's basis in the shareholder's shares would be taxable as gain realized from the sale of such shares.

       Each Fund will be liable for a nondeductible 4% excise tax on amounts not distributed on a timely basis in accordance with a calendar year distribution requirement. To avoid the tax, during each calendar year a Fund must distribute an amount equal to at least 98% of the sum of its ordinary income (excluding tax-exempt interest income and not taking into account any capital gains or losses) for the calendar year, and its net capital gain net income for the 12-month period ending on October 31, in addition to any undistributed portion of the respective balances from the prior year. For that purpose, any income or gain retained by a Fund that is subject to corporate tax will be considered to have been distributed by year end. Each Fund intends to make sufficient distributions to avoid this 4% excise tax.

Taxation of the Funds' Investments
----------------------------------
       Original Issue Discount; Market Discount. For federal income tax purposes, debt securities purchased by the Funds may be treated as having original issue discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the excess of the stated redemption price at maturity of a debt obligation over the issue price. Original issue discount is treated for federal income tax purposes as income earned by the Funds, whether or not any income is actually received, and therefore is subject to the distribution requirements of the Code. Generally, the amount of original issue discount is determined on the basis of a constant yield to maturity which takes into account the compounding of accrued interest. Under Section 1286 of the Code, an investment in a stripped bond or stripped coupon may result in original issue discount.

       Debt securities may be purchased by the Funds at a discount that exceeds the original issue discount plus previously accrued original issue discount remaining on the securities, if any, at the time the Funds purchase the securities. This additional discount represents market discount for federal income tax purposes. In the case of any debt security issued after July 18, 1984 and to obligations issued on or before July 18, 1984 that were purchased after April 30, 1993, having a fixed maturity date of more than one year from the date of issue and having market discount, the gain realized on disposition will be treated as interest to the extent it does not exceed the accrued market discount on the security (unless the Funds elect to include such accrued market discount in income in the tax year to which it is attributable). Generally, market discount is accrued on a daily basis. The Funds may be required to capitalize, rather than deduct currently, part or all of any direct interest expense incurred or continued to purchase or carry any debt security having market discount, unless the Funds make the election to include market discount currently. Because a Fund must include original issue discount in income, it will be more difficult for a Fund to make the distributions required for a Fund to maintain its status as a regulated investment company under Subchapter M of the Code or to avoid the 4% excise tax described above.

        Options and Futures Transactions. Certain of a Fund's investments may be subject to provisions of the Code that (i) require inclusion of unrealized gains or losses in a Fund's income for purposes of the 90% test, and require inclusion of unrealized gains in a Fund's income for purposes of the excise tax and the distribution requirements applicable to regulated investment companies; (ii) defer recognition of realized losses; and (iii) characterize both realized and unrealized gain or loss as short-term and long-term gain, irrespective of the holding period of the investment. Such provisions generally apply to, among other investments, options on debt securities, indices on securities and futures contracts. Each Fund will monitor its transactions and may make certain tax elections available to it in order to mitigate the impact of these rules and prevent disqualification of a Fund as a regulated investment company.

       Hedging Transactions. Each of the Funds intends to engage in various hedging transactions. Under various provisions of the Code, the result of such investments and transactions may be to change the character of recognized gains and losses, accelerate the recognition of certain gains and losses, and defer the recognition of certain losses. For example, the tax treatment of futures contracts entered into by a Fund as well as listed non-equity options written or purchased by a Fund on U.S. exchanges (including options on debt securities and options on futures contracts) will be governed by section 1256 of the Code. Absent a tax election for "mixed straddles" (described below), each such position held by a Fund on the last business day of each taxable year will be marked to market (i.e., treated as if it were closed out), and all resulting gain or loss will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss, with subsequent adjustments made to any gain or loss realized upon an actual disposition of such positions (currently, the 60% long-term portion will be treated as if held for more than 12 months). When a Fund holds an option or contract governed by section 1256 which substantially diminishes the Fund's risk of loss with respect to another position of its Portfolio not governed by section 1256 (as might occur in some hedging transactions), that combination of positions generally will be a "mixed straddle" that is subject to the straddles rules of section 1092 of the Code. The application of section 1092 might result in deferral of losses, adjustments in the holding periods of a Fund's securities and conversion of short-term capital losses into long-term capital losses. A Fund may make certain tax elections for its "mixed straddles" that could alter certain effects of section 1256 or section 1092.

       Tax Implications of Certain Investments. Certain of a Fund's investments, including investments in stripped securities, will create taxable income in excess of the cash they generate. In such cases, a Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

       The character of a Fund's taxable income will, in most cases, be determined on the basis of reports made to the Funds by the issuers of the securities in which they invest. The tax treatment of certain securities in which a Fund may invest is not free from doubt and it is possible that an IRS examination of the issuers of such securities could result in adjustments to the income of a Fund. The foregoing discussion is a general summary of certain of the current federal income tax laws regarding both Funds and investors in the shares.

Federal Income Taxation of Shareholders
---------------------------------------
       To the extent of the Fund's accumulated earnings and profits, ordinary income distributions, and distributions of net realized short-term capital gains by the Fund to shareholders who are liable for federal income taxes will generally be taxed as ordinary income to such shareholders. However, under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (effective for tax years 2003 through 2008) (the "Jobs and Growth Act"), dividends paid by the Fund to shareholders who are individuals may constitute qualified dividend income eligible for a maximum rate of 15%. Under the Jobs and Growth Act, however, if the aggregate amount of qualified dividend income received by the Fund during any taxable year is less than 95% of the Fund's gross income (as specifically defined for that purpose), such distributions will be eligible for a maximum rate of 15% to individuals if designated by the Fund as qualified dividend income. The Fund may designate such distributions as qualified dividend income only to the extent the Fund itself has qualified dividend income for
the taxable year in which such distribution are made.   Qualified
dividend income is generally dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with comprehensive tax treaties with the United States, or the stock of which is readily tradable on an established securities market in the United States). Distributions of net capital gains will be taxed as long-term capital gains regardless of how long such shareholders have held shares of the Fund. These provisions apply whether the dividends and distributions are received in cash or reinvested in additional shares. Any loss realized upon the redemption of shares within 6 months from the date of their purchase will be treated as a long-term capital loss to the extent of any distribution of net long-term capital gains during such 6-month period. Losses incurred on the sale of shares of the Fund may be required to be deferred in the event the shareholder acquires other Fund shares within 30 days prior to the sale of the loss shares or 30 days after such sale.

       Dividends paid by each Fund may be eligible for the 70% dividends-received deduction for corporations. The percentage of a Fund's dividends eligible for such tax treatment may be less than 100% to the extent that less than 100% of the Fund's gross income may be from qualifying dividends of domestic corporations. In general, dividends paid by each Fund will not qualify for the dividends-received deduction. Any dividend declared in October, November or December and made payable to shareholders of record in any such month is treated as received by such shareholder on December 31, provided that the Fund pays the dividend during January of the following calendar year.

       Distributions by the Fund can result in a reduction in the fair market value of the Fund's shares. Should a distribution reduce the fair market value below a shareholder's cost basis, such distribution nevertheless may be taxable to the shareholder as ordinary income, qualified dividend income, or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital.

In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution. Those investors purchasing shares just prior to a taxable distribution will then receive a return of investment upon distribution which will nevertheless be taxable to the shareholder as ordinary income, qualified dividend income, or capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a taxable distribution. The price of shares purchased at that time includes the amount of any forthcoming distribution.

Foreign Shareholders
--------------------
       Dividends of net investment income and distributions of net realized short-term gain in excess of net long-term loss to a shareholder who is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 28% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long-term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

       In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, a Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 28% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of that Fund's shares unless IRS Form W8-BEN or W8-IMY as appropriate is provided.
Transfers by gift of shares of a Fund by a foreign shareholder who is a non-resident alien individual will not be subject to U.S. federal gift tax, but the value of shares of a Fund held by such shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

Tax-Exempt Investors
--------------------
	If a shareholder that is a benefit plan investor (e.g., an individual retirement account, pension plan, 401(k) plan, or Keogh plan) or charitable organization (a "Tax-Exempt Investor") incurs debt to finance the acquisition of its shares, a portion of the income received by the Tax-Exempt Investor with respect to its shares would constitute unrelated business taxable income ("UBTI"). In that case, the UBTI portion of the Tax-Exempt Investor's income from its investment in a Fund for the year would equal the total income from its investment in the Fund recognized by the Tax-Exempt Investor in that year multiplied by the ratio of the Tax-Exempt Investor's average acquisition debt balance to the average tax basis of its shares for the year. A Tax-Exempt Investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

State and Local Taxes
---------------------
       Each Fund may also be subject to state and/or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult with their own tax Advisors concerning the foregoing state and local tax consequences of investing in the Funds.

Other Taxation
--------------
       Each Fund is a series of a Massachusetts business trust. Under current law, neither the Trust nor the Funds is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code.

       Shareholders should consult their tax Advisors about the application of the provisions of tax law described in this Statement of Additional Information in light of their particular tax situations.

			PERFORMANCE DATA
			================

       Because the Funds are new, there is no performance data.

Yield
-----
	The Funds may advertise performance in terms of a 30-day yield quotation. Yield refers to income generated by an investment in the Fund during the previous 30-day (or one-month) period. The 30-day yield quotation is computed by dividing the net investment income per share on the last day of the period, according to the following formula:

		Yield = 2[((a-b)/(cd) + 1)6 - 1]


In the above formula

a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = average daily number of shares outstanding during the period that were entitled to receive dividends d = maximum offering price per share on the last day of the period

       The figure is then annualized. That is, the amount of income generated during the 30-day (or one-month) period is assumed to be generated each month over a 12-month period and is shown as a percentage of the investment. A Fund's yield figures are based on historical earnings and are not intended to indicate future performance.

Average Annual Total Return
---------------------------
       The Funds may advertise performance in terms of average annual total return for 1-, 5- and 10-year periods, or for such lesser periods that the Funds have been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

			P (1 + T) n = ERV

In the above formula, P = a hypothetical initial payment of $1,000

T = average annual total return
n = number of years
ERV = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the 1-, 5- or 10-year periods at the end of the year or period

       The formula assumes that any charges are deducted from the initial $1,000 payment and assumes that all dividends and distributions by the Funds are reinvested at the price stated in the current Prospectus on the reinvestment dates during the period.

After Tax and Cumulative Returns
--------------------------------
Average Annual Total Return (after taxes on distributions). Each Fund may also advertise average annual total return (after taxes on distributions) for 1-, 5-, and 10-year periods or for such lesser period as the Fund have been in existence. Average annual total return (after taxes on distributions) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

			P(1+T)n = ATVD

In the above formula, P = a hypothetical initial payment of $1,000

T	=	average annual total return (after taxes on distributions)
n	=	number of years
ATVD	=	ending value of a hypothetical $1,000 payment made at the
		beginning of the 1-, 5-, or 10-year
		periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemption

The calculation of average annual total return (after taxes on distributions) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by each Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by each Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, qualified dividend income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by each Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short- term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

Average Annual Total Return (after taxes on distributions and redemptions). Each Fund may also advertise average annual total return (after taxes on distributions and redemption) for 1-, 5-, and 10-year periods or for such lesser period as the Fund has been in existence. Average annual total return (after taxes on distributions and redemption) is determined by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending value, according to the following formula:

			P(1+T)n = ATVDR

In the above formula, P = a hypothetical initial payment of $1,000

T	=	average annual total return (after taxes on distributions
		and redemption)
n	=	number of years
ATVDR 	=	ending value of a hypothetical $1,000 payment made at the
		beginning of the 1-, 5-, or 10-year
		periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemption

The calculation of average annual total return (after taxes on distributions and redemption) assumes that any charges are deducted from the initial $1,000 payment and that all distributions by each Fund, less the taxes due on such distributions, are reinvested at the price stated in the prospectus on the reinvestment dates during the period. Taxes due on any distributions by each Fund are calculated by applying the tax rates discussed below to each component of the distributions on the reinvestment date (e.g., ordinary income, qualified dividend income, short-term capital gain, long-term capital gain). The taxable amount and tax character of each distribution is as specified by each Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date, e.g. the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, such as tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law.

The tax rate used in calculating average annual return (after taxes on distributions and redemption) is the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, long-term capital gain rate for qualified dividend income, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Note that the required tax rates may vary over the measurement period. The calculation disregards any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

The ending value used in calculating average annual return (after taxes on distribution and redemption) is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds. The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distribution is separately tracked. The distribution net of taxes assumed paid from the distribution is included in determining the basis for a reinvested distribution. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law. The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions.

The capital gain taxes (or the benefit resulting from tax losses) used in calculating average annual return (after taxes on distribution and redemption) are determined using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. The calculation assumes that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Cumulative Total Return. Each Fund may also advertise cumulative total return (the actual change in value of an investment in a Fund assuming reinvestment of dividends and capital gains).



Additional Information
----------------------
       This Statement of Additional Information and the Prospectus do not contain all of the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Trust's Registration Statement, including the Exhibits filed therewith, may be examined at the office of the SEC in Washington DC.

       Statements contained in the Statement of Additional Information and the Prospectus concerning the contents or any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an Exhibit to the Trust's Registration Statement. Each such statement is qualified in all respects by such reference.

       No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus or this Statement of Additional Information, in connection with the offer of shares of the Funds and, if given or made, such other representations or information must not be relied upon as having been authorized by the Trust, the Funds or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer to sell or solicit an offer to buy any of the securities offered thereby in any jurisdiction to any person to whom it is unlawful for the Funds or the Distributor to make such offer in such jurisdictions.


Additional Information for Institutional Investors
--------------------------------------------------
       As the investments permitted to the Funds include mortgage securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, the shares of either the High Yield Fund or the Fixed Income Fund may be eligible for investment by federally chartered credit unions, federally chartered thrifts, and national banks. Either of the Funds may be a permissible investment for certain state chartered institutions as well, including state and local government authorities and agencies. Any financial institution or agency considering an investment in either of the Funds should refer to the applicable laws and regulations governing its operations in order to determine if a Fund is a permissible investment.

		DESCRIPTION OF BOND RATINGS ASSIGNED BY
			STANDARD & POOR'S AND
		  MOODY'S INVESTORS SERVICE, INC.


STANDARD & POOR'S
-----------------

				AAA

       An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

				AA

       An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

				A

       An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

				BBB

       An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. Obligations rated "BB", "B" "CCC", "CC", and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

				BB
       An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

				B
       An obligation rated "BB" is more vulnerable to nonpayment than obligations rated "BB" but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

				CCC
	An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

				CC

	An obligation rated "CC" is currently highly vulnerable to nonpayment.

				C
       The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

				D
       An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

				P

       The letter p indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful timely completion of the project.


				L

       The letter L indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is federally insured, and interest is adequately collateralized. In the case of certificates of deposit, the letter L indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and pre-default interest up to federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

				*

       Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows

				r

       The r is attached to highlight derivatives, hybrids and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities whose principal or interest return is indexed to equities, commodities or other instruments. The absence of an 'r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

				N.R.
       Not Rated.


       Plus (+) or Minus (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

		MOODY'S INVESTORS SERVICE, INC.



				Aaa

       Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

				Aa
       Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

				A
       Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

				Baa
       Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

				Ba

       Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

				B

       Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

				Caa
       Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

				Ca
       Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

				C

       Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

			   Appendix A
			   ==========



		      40|86 Advisors, Inc.
		      ====================

	     PROXY VOTING POLICIES AND PROCEDURES
	     ------------------------------------

40|86 Advisors, Inc. (the "Adviser") has adopted these policies and procedures in accordance with Rule 206(4) - 6 under the Investment Advisers Act of 1940 (the "Advisers Act"). These policies and procedures are designed to ensure that the Adviser is administering proxy voting matters in a manner consistent with the best interests of its clients and in accordance with its fiduciary duties under the Advisers Act and other applicable laws and regulations.


1.	GENERAL STATEMENT OF POLICY
	---------------------------
	The Adviser considers the proxy vote to be an asset of the client portfolio holding the security to which the proxy relates and for which the Adviser has voting authority. The Adviser's authority to vote proxies is established by the investment management agreement with the client. In the case of sub-advisory investment management agreements proxy voting, authority is delegated to the sub - advisor.

	The Adviser seeks to discharge its fiduciary duty to clients for whom it has proxy voting authority by monitoring corporate events and voting proxies solely in the best interests of its clients. The Adviser evaluates all proxy proposals on an individual basis. Subject to its contractual obligations, there may be times when refraining from voting a proxy is in a client's best interest, such as when the Adviser determines that the cost of voting the proxy exceeds the expected benefit to the client.

	The Adviser typically is neither an activist in corporate governance nor an automatic supporter of management on all proxy proposals.

2.	PROXY VOTING COMMITTEE; PROXY VOTING GUIDELINES
	-----------------------------------------------
	The Adviser has established a Proxy Voting Committee. The member or members of the Committee are appointed by the Board of Directors of the Adviser from time to time and are listed on Schedule A. The Proxy Voting Committee meets at least annually and as necessary to fulfill its responsibilities. A majority of the members of the Proxy Voting Committee constitutes a quorum for the transaction of business. The Committee will maintain appropriate records of meetings and actions of the Proxy Voting Committee.

	The Proxy Voting Committee is responsible for (i) the oversight and administration of proxy voting on behalf of the Adviser's clients, including developing, authorizing, implementing, and updating the Adviser's proxy voting policies and procedures;
(ii) overseeing the proxy voting process; and (iii) engaging and overseeing any third party service provider as voting agent to receive proxy statements and/or to provide information, research or other services intended to facilitate the proxy voting decisions made by the Adviser. The Proxy Voting Committee typically reviews reports on the Adviser's proxy voting activity at least annually and as necessary to fulfill its responsibilities. The Proxy Voting
Committee reports to the Adviser's Board or Directors at least annually regarding the administration of these policies and procedures and any changes deemed appropriate.

	The Proxy Voting Committee has developed a set of criteria for evaluating proxy issues. These criteria and general voting guidelines are set forth in the adviser's Proxy Voting Guidelines (the "Guidelines"), a copy of which is attached hereto as Exhibit 1. The Proxy Voting Committee may amend or supplement the Guidelines from time to time. All Guidelines are to be applied generally and not absolutely, such that the Adviser's evaluation of each proposal will be performed in the context of the Guidelines giving appropriate consideration to the circumstances of the company whose proxy is being voted.

3.	PROXY VOTING PROCEDURE
	----------------------
	The Adviser establishes with respect to each client account whether the client retains the power to vote proxies or has delegated the responsibility for proxy voting to the Adviser. In every case where a client has delegated responsibility for voting proxies to the Adviser, the Adviser tracks the occurrence of shareholder meetings, and obtains and evaluates the proxy information provided by the companies whose shares are being voted.

	Prior to a proxy voting deadline, the Adviser will make a determination as to how to vote each proxy proposal based on the proposal and the Guidelines. In evaluating a proxy proposal, the Adviser may consider information from many sources, including management of the company, shareholder groups and independent proxy research services. The Adviser may determine that the cost of voting a proxy exceeds the expected benefit to the client. For example, calling back securities that have been loaned in order to exercise voting rights could cause a client to forego income that otherwise would have been earned had the Adviser not sought to exercise voting rights with respect to those securities.

	The Adviser is responsible for submitting, or arranging the submission of, the proxy votes to the shareholders meetings in a timely manner.

4.	CONFLICTS OF INTEREST
	---------------------
	The Adviser may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.

	A.	Identifying Conflicts of Interest
	---------------------------------
	For purposes of identifying conflicts under these procedures, the Adviser will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by the Adviser's employees, and other information actually known.

	The Proxy Voting Committee may determine that the Adviser has a conflict of interest as a result of the following:

		1. Significant Business Relationships - The Proxy Voting Committee will consider whether the matter involves an issuer or proponent with which the Adviser has a significant business relationship. The Adviser has significant business relationships with certain entities, such as other investment advisory firms, vendors, clients and broker-dealers. For this purpose, a "significant business relationship" is one that might create an incentive for the Adviser to vote in favor of management.

		2. Significant Personal or Family Relationships - The Proxy Voting Committee will consider whether the matter involves an issuer proponent or individual with which an employee of the Adviser who is involved in the proxy voting process may have a significant personal or family relationship. For this purpose a "significant personal or family relationship" is one that would be reasonably likely to influence how the Adviser votes the proxy. Employees of the Adviser who are involved in the proxy voting process (e.g., analysts, portfolio managers, Proxy Voting Committee members, senior management, as applicable) are required to disclose to the Proxy Voting Committee any significant personal or family relationship they may have with the issuer, proponent or individual involved in the matter.

		3. Contact with Proxy Voting Committee Members - If an employee of the Adviser not involved in the proxy voting process contacts any Proxy Voting Committee member for the purpose of influencing how a proxy is to be voted, the member will immediately contact the Adviser's Compliance Officer who will determine: (i) whether to treat the proxy in question as one involving a material conflict of interest; and (ii) if so whether the member of the Proxy Voting Committee who, was contacted should recuse himself or herself from all further matters regarding the proxy.

	B.	Determining Whether a Conflict is Material
		------------------------------------------
	In the event that the Proxy Voting Committee determines that the Adviser has a conflict of interest with respect to a proxy proposal, the Proxv Voting Committee shall also determine whether the conflict is "material" to that proposal. The Proxy Voting Committee may determine on a case-by-case basis that a particulir proposal does not involve a material conflict of interest. To make this determination, the Proxy Voting Committee must conclude that the proposal is not directly related to the Adviser's conflict with the issuer. If the Proxy Voting Committee determines that a conflict is not material, then the Adviser may vote the proxy in accordance with the recommendation of the analyst.

	C.	Voting Proxies Involving a Material Conflict
		--------------------------------------------
	In the event that the Proxy Voting Committee determines that the Adviser has a material conflict of interest with respect to a proxy proposal, the Adviser will vote on the proposal in accordance with the determination of the Proxy Voting Committee. Alternatively, prior to voting on the proposal, the Adviser may (i) contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or
(ii) fully disclose the nature of the conflict to the client and obtain the client's consent as to how the Adviser will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy should be voted).

	The Adviser may not address a material conflict of interest by simply abstaining from voting.

	The Proxy Voting Committee shall document the manner in which proxies involving a material conflict of interest have been voted as well as the basis for any determination that the Adviser does not have a material conflict of interest in respect of a particular matter. Such documentation shall be maintained with the records of the Proxy Voting Committee.

5.	DISCLOSURE
	----------
	In accordance with the Advisers Act, the Adviser reports to its clients regarding the manner in which their proxies are voted. It is the Adviser's general policy not to disclose to any issuer or third patty how it has voted client proxies, except as otherwise required by law.

6.	RECORD RETENTION
	----------------
	The Adviser maintains the books and records required by Rule 204-2(c)(2) under the Advisers Act in the manner and for the periods required.


			       Attachments
			       -----------

	Schedule A - Members of the Proxy Voting Committee


	Exhibit I - 40|86 Advisors, Inc. - Proxy Voting
	Guidelines

				SCHEDULE A
				==========

		  Members of the Proxy Voting Committee
		  -------------------------------------

				EXHIBIT 1
				---------

			Proxy Voting Guidelines
			-----------------------


1.	Routine Items:
	--------------
	*	Will generally vote FOR the election of directors (where
		no corporate governance issues are implicated).
	*	Will generally vote FOR an independent chairman of the
		board.
	*	Will (generally vote AGAINST shareholder resolutions to
		limit the tenure of directors.
	*	Will generally vote FOR the section of independent
		auditors.
	*	Will generally vote FOR increases in or reclassification
		of common stock.
	*	Will generally vote FOR management recommendations on
		indemnifications and liability limitation for officers and
		directors.
	*	Will generally vote AGAINST shareholder proposals to limit
		indemnification and liability limitations.
	*	Will generally vote FOR changes in the board of directors
		(where no corporate governance issues are implicated).
	*	Will generally vote FOR outside director compensation.
	*	Will generally vote AGAINST expending options.

2.	Non-Routine:
	------------
	*	Will generally vote FOR shareholder resolutions requesting
		the adoption of confidential voting.
	*	Will generally vote AGAINST management resolutions to
		implement fair price procedures.
	*	Will generally vote AGAINST management proposals to
		introduce several classes of voting stock with unequal
		voting rights.
	*	Will generally vote AGAINST management proposals to
		institute supermajority rules.
	*	Will generally vote FOR a proposed reverse split of a
		company's common stock.
	*	Will generally vote FOR shareholder proposals that a
		company opt out of various anti-takeover statues.

Title:		PROXY VOTING

Section:	PORTFOLIO MANAGEMENT

Ref. No.:	B-07






Adopted/Revised: August 1, 2003

		PROXY VOTING POLICIES AND PROCEDURES
		====================================
A.	POLICY
	------
Chicago Equity Partners (the "Adviser") acts as discretionary investment adviser to high net worth individuals and institutional accounts. Our policy is to exercise voting authority with respect to client securities only if a client has authorized us to exercise such discretion pursuant to the client's advisory contract.

Our policy is to vote proxies in the best interests of clients. In pursuing this policy, we vote in a manner that is intended to maximize the value of client assets. The Investment Committee of the firm has delegated authority for proxy voting to a Proxy Committee, comprised of three members. The Investment Committee has designated the Director of Compliance as the Chairman of the Proxy Committee. Additional members will include a representative of the Equity Research unit and a representative of the Client Service unit. The Proxy Committee has the responsibility for developing and maintaining voting guidelines. In developing the voting guidelines the Proxy Committee relies on proxy research services (e.g. Institutional Shareholder Service, IRRC) as well as public information made available by established proponents of responsible proxy voting (e.g. the Council of Institutional Investors, TIA-CREF, Calpers, AFL-CIO). The guidelines reflect voting positions that are in the economic interest of the clients of Chicago Equity Partners and in keeping with Chicago Equity Partners' role as a fiduciary, as defined by both the Advisers Act and ERISA. Where a voting guideline for a particular proxy proposal does not exist, Chicago Equity Partners will generally vote in accordance with the recommendation made by the proxy research service to which the firm subscribes.

The procedures and guidelines described below are intended to implement this proxy voting policy.

B.	PROCEDURES
	----------
	1. The Chairman of the Proxy Committee will appoint a Voting Coordinator who is responsible for monitoring corporate actions and ensuring that (i) proxies are received and forwarded to a proxy voting agent employed by the firm; and
	(ii) proxies are voted in a timely manner upon receipt of voting instructions from the proxy research service vendor. The Adviser is not responsible for voting proxies it does not receive, but will make reasonable efforts to obtain missing proxies.

	2. The Chairman of the Proxy Committee shall implement procedures to identify and monitor potential conflicts of interest that could affect the proxy voting process, including (i) significant client relationships; (ii) other potential material business relationships; and (iii) material personal and family relationships.

	3. Proxy voting decisions will be determined by the Voting Coordinator. The Voting Coordinator will vote the proxies in accordance with the standard voting positions or for non-routine issues with the recommendation of the proxy research service. Where the proxy proposal involves mergers, acquisitions and corporate restructurings the

B-07			Page 1 of 4
	voting decision will be made by the firm's equity analyst responsible for the company. The Proxy Committee may choose to vote in a manner that differs from the voting guidelines or the recommendation made by the proxy research service. In such case the reason for the deviation will be noted in the minutes of the Proxy Committee and reviewed by the Investment Committee.

	4. The Proxy Committee may determine not to vote a particular proxy, if the costs and burdens exceed the benefits of voting The decision not to vote on a particular proposal will be noted in the minutes of the Proxy Committee and reviewed by the Investment Committee.


C.	VOTING GUIDELINES
	-----------------
The following guidelines will be used for each of the following four categories of issues:

Routine Proposals
-----------------
Routine proposals are those which do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. Given the routine nature of these proposals, proxies will nearly always be voted with management. Traditionally, these issues include:

	*	Approval of auditors
	*	Election of directors
	*	Indemnification provisions for directors
	*	Liability limitations of directors
	*	Name changes
	*	General updating/corrective amendment to charter

Non-Routine Proposals
---------------------
Issues in this category are more likely to affect the structure and operations of the corporation and therefore will have a greater impact on the value of a shareholder's investment. We will review each issue in this category on a case-by-case basis. As previously stated, voting decisions will be made based on the economic interest of advisory accounts. Non-routine matters include:

	*	Mergers and acquisitions
	*	Restructuring
	*	Re-incorporation
	*	Changes in capitalization
	*	Increase in number of directors
	*	Increase in preferred stock
	*	Increase in common stock
	*	Stock option plans

Corporate Governance Proposals
We will generally vote against any management proposal that clearly has the effect of restricting the ability of shareholders to realize the full potential value of their investment. Proposals in this category include:


B-07						Page 2 of 4

	*	Poison pills
	*	Golden parachutes
	*	Greenmail
	*	Supermajority voting
	*	Dual class voting
	*	Classified boards

Shareholder Proposals
---------------------
Proposals submitted by shareholders for vote usually include issues of corporate governance and other non-routine matters. We will review each issue on a case-by-case basis in order to determine the position that best represents the financial interest of the account. Shareholder matters include:

	*	Annual election of directors
	*	Anti-poison pill
	*	Anti-greenmail
	*	Confidential voting
	*	Cumulative voting

D.	CONFLICTS OF INTEREST
	---------------------
The Adviser is sensitive to conflicts of interest that may arise in the proxy decision-making process and has identified the following potential conflicts of interest:

	*	A principal of the Adviser or any person involved
		in the proxy decision-making process currently serves on the company's Board.

	*	An immediate family member of a principal of the
		Adviser or any person involved in the proxy decision-making process currently serves as a director or executive officer of the company.

	*	The company is a client of the firm (or an
		affiliate of a client), provided that any client relationship that represents less than 2.5% of the firm's revenues or less than $75,000 in annual revenues shall be presumed to be immaterial.


This list is not intended to be exclusive. All employees are obligated to disclose any potential conflict to the Chief Compliance Officer.

If a material conflict is identified, proxies will be voted for that company in the following manner:

	*	If our Voting Guidelines indicate a vote "For" or
		"Against" a specific issue, we will vote in accordance with such predetermined guidelines.

	*	If the Voting Guidelines do not cover an issue or
		indicate a "case by case" analysis, we will follow the voting recommendation of our proxy research service.

	*	If the proxy research service does not cover an
		issue, we will either seek the consent of clients or the written recommendation of an independent third party.

B-07						Page 3 of 4

E.	RECORDKEEPING
	-------------
The firm's Proxy Voting Agent is responsible for maintaining the following records on behalf of the firm:

	*	proxy statements (provided, however, that the
		Adviser may rely on the Securities and Exchange Commission's (the "SEC") EDGAR system if the company filed its proxy statements via EDGAR or may rely on a third party as long as the third party has provided the Adviser with an undertaking to provide a copy of the proxy statement promptly upon request);

	*	records of votes cast;

	*	Research and analysis regarding voting recommendations
		made;

The firm's Proxy Voting Coordinator is responsible for maintaining the following records:

	*	records of client requests for voting information; and

	*	any records prepared by the Adviser that were
		material to a proxy voting decision or that memorialized a decision.


F.	DISCLOSLURE
	-----------
The Adviser will describe these Policies and Procedures in an attachment to Part II of its Form ADV and indicate that these Policies and Procedures are available to clients upon request. The Adviser will also advise clients in the attachment how a client may obtain information on how the Adviser voted with respect to that client's securities. The Adviser will send the initial summary of these Policies and Procedures and the other information described in this Section to existing clients by separate notice.



B-07						Page 4 of 4

			Oak Associates, Ltd.
			--------------------

		Proxy Voting Procedures and Policies
		====================================

I.	INTRODUCTION
	------------
Proxy voting is an important right of the shareholders. When Oak Associates, Ltd. has discretion to vote the proxies of its clients, two principles guide the voting: advancing the economic interests of our clients and protecting their rights as beneficial owners of the corporation in whose securities we invest.

The client relationships in which Oak will vote the proxies include:

	*	Employee benefit plans and other clients subject to ERISA.
	*	Plans and other institutional clients, not subject to ERISA,
		which have delegated proxy-voting responsibility to Oak
		Associates, ltd.
	*	The registered investment companies ("Oak Associates Funds")
		advised by Oak Associates, ltd.
	*	Wrap fee programs that have delegated proxy-voting
		responsibility to Oak Associates, ltd.

For those advisory clients who have retained proxy-voting responsibility, Oak Associates, ltd. has no authority and will not vote any proxies for those client portfolios. Generally, the clients that have retained proxy-voting responsibility are individuals and their related accounts.

This document summarizes our voting policies on both management and shareholder proposals. Our policies cover the issues that we most frequently encounter.


II.	ROLE OF INVESTMENT COMMITTEE
	----------------------------
1.	The Investment Committee, which is the committee consisting of all the Portfolio Managers, Research Analysts and the Compliance Officer, is designated as the Firm's policy-making body with respect to proxy voting.

2.	The Investment Committee determines the Statement of Policy, which is set forth as Section IV of this policy.

3.	The Investment Committee shall determine how to vote proxies with respect to issues that are not indicated by the Statement of Policy.

4.	The Investment Cornmittee will delegate decisions with respect to specific proxy issues to one of the Portfolio Managers or Research Analysts who is most familiar with the issuer and its business.

5.	The Investment Committee may determine to vote proxies in a
manner that differs from the Statement of Policy if the Investment Committee believes that not voting in accordance with the Investment Policy is in the best interest of the client.

III.	PROXY VOTING PROCEDURES
	-----------------------
1.	Oak Associates, ltd. has retained a third party, Institutional
Shareholder Services (ISS), to assist it in coordinating and voting proxies with respect to client securities. Oak's
Compliance Officer shall monitor ISS to assure that all proxies are being properly voted and appropriate records are being retained.

2.	All proxies received by Oak Associates, ltd. will be sent to
ISS to coordinate and vote proxies. ISS will:

	A.	Keep a record of each proxy received;

	B.	Determine which accounts managed by Oak Associates,
		ltd. hold the security to which the proxy relates;

	C.	Compile a list of accounts that hold the security,
		together with the number of votes each account controls and the date by which Oak must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

3.	The Compliance Officer will identify any conflicts that exist between the interests of Oak and its clients. This examination will include a review of the relationship of Oak with the issuer of each security to determine if the issuer is a client of Oak or has some other relationship with Oak.


IV.	STATEMENT OF POLICY
	-------------------
	Oak Associates, ltd. believes that voting proxies in accordance with the following policies is in the best interest of the separate account clients and mutual fund shareholders.

	For Taft Hartley clients, Oak will vote those proxies in accordance with the recommendations made by Institutional Shareholder Services (ISS) Proxy Voter Services (PVS) unless Oak is directed by the Taft Hartley client not to use the ISS services. PVS is dedicated to voting proxies for Taft Hartley plans.

	1.	Routine Items:
		==============
	*	Oak will generally vote FOR the election of
		directors (where no corporate governance issues
		are implicated).
	*	Oak will generally vote FOR an independent
		chairman of the board.
	*	Oak will generally vote AGAINST shareholder
		resolutions to limit the tenure of directors.
	*	Oak will generally vote FOR the selection of
		independent auditors.

	*	Oak will generally vote FOR increases in or
		reclassification of common stock.

	*	Oak will generally vote FOR management
		recommendations on indemnification and liability limitations for officers and directors.

	*	Oak will generally vote AGAINST shareholder
		proposals to limit indemnification and liability limitations.

	*	Oak will generally vote FOR changes in the board
		of directors (where no corporate governance issues are implicated).

	*	Oak will generally vote FOR outside director
		compensation.

	*	Oak will generally vote AGAINST expensing options.


	2.	Non-Routine:
		============
	*	Oak will generally vote FOR shareholder
		resolutions requesting the adoption of
		confidential voting.

	*	Oak will generally vote AGAINST management
		resolutions to implement fair price procedures.

	*	Oak will generally vote AGAINST management
		proposals to introduce several classes of voting stock with unequal voting rights.

	*	Oak will generality vote AGAINST management
		proposals to institute supermajority rules.

	*	Oak will generally vote FOR a proposed reverse
		split of a company's common stock.

	*	Oak will generally vote FOR shareholder proposals
		that a company opt out of various anti-takeover statues.


3.	General Voting Policy
	---------------------
If the proxy includes a Routine Item that implicates corporate governance changes or a Non-Routine Item where no specific policy applies, then the Investment Committee will review the proxy and determine how the proxies should be voted on a case-by-case basis.

Oak Associates, ltd. also seeks to avoid any conflicts that may arise in the review and voting of client proxies. In the event any Potential or Actual Conflict of Interest may arise, Oak will disclose the circumstances of any such conflict to client(s) and in most cases either forward the proxy materials to the client to vote, vote according to ISS recommendations or take such other action as may be appropriate under the particular circumstances.

V.	DISCLOSURE
	----------
	Oak Associates, ltd. will make available these policies and procedures on the Oak Associates, ltd. website at www.oakassociates.com.

	Oak Associates, ltd. will disclose a concise summary of the firm's proxy policy and procedures and indicate in its Form ADV
	Part 11 that clients may contact Client Services via e-mail or by telephone in order to obtain information on how Oak voted such client's proxies, and to request a copy of these procedures and policies. If a separate account client requests this information, Client Services will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer; (2) the proposal voted upon; and (3) how Oak voted the client's proxy.

	Our Form ADV disclosures will be amended whenever these procedures and policies are updated.

VI.	RECORDKEEPING
	-------------
	The Compliance Officer has overall responsibility for maintaining files and records regarding Oak Associates, ltd. proxy policies and practices in an appropriate manner and for the required period, i.e. two years on-site in Oak Associates, ltd. offices and at least an additional three years off-site in secure and accessible facilities. The firm's recordkeeping, procedures include the following:

	*	Oak Associates, ltd. maintains relevant records,
	in paper or electronic format, i.e., internally and EDGAR, including proxy statements, related research materials, proxy ballots and votes, on an issuer and client basis.

	*	Oak Associates, ltd. also maintains an annual file
	of records of any written client requests for proxy voting information for their portfolio securities and provides information to clients as requested.



July 2003

===========================================================================

				Part C

===========================================================================

		PART C.  OTHER INFORMATION

Item 23.	Exhibits.
---------	----------------------------------------------------
(a)		Amended and Restated Declaration of Trust dated June 1,
		1992.  (i)
(b)		By-Laws dated October 3, 1991.  (i)
(c)		Not Applicable.
(d)(i)		Fund Management Agreement between The Managers Funds LLC
		and Managers Trust II dated August 1, 2000.  (ii)

(d)(ii)		Sub-Advisory Agreement between The Managers Funds LLC and
		Smith Breeden Associates, Inc. dated August 1, 2000.  (ii)

(d)(iii)	Form of Letter Agreement to Fund Management Agreement
		between The Managers Funds LLC and Managers Trust II with respect to Total Return Bond Fund. (v)

(d)(iv)		Form of Sub-Advisory Agreement between The Managers Funds
		LLC and Merganser Capital Management LP with respect to Total Return Bond Fund. (v)

(d)(v)		Form of Investment Advisory Agreement for Managers Science
		& Technology Fund, Managers 20 Fund, Managers Mid-Cap Fund, Managers Large-Cap Fund, Managers Balanced Fund, Managers Convertible Securities Fund, Managers High Yield Fund and Managers Fixed Income Fund filed herewith.

(d)(vi)		Form of Investment Subadvisory Agreement for Managers
		Science & Technology Fund, Managers 20 Fund, Managers Mid-Cap Fund, Managers Large-Cap Fund, Managers Balanced Fund, Managers Convertible Securities Fund, Managers High
		Yield Fund and Managers Fixed Income Fund filed herewith.

(e)(i)		Form of Distribution Agreement between Managers
		Distributors, Inc. and Managers Trust II.  (iii)

(e)(ii)		Form of Letter Agreement to the Distribution Agreement
		between Managers Trust II and Managers Distributors, Inc. with respect to Total Return Bond Fund. (v)

(e)(iii)	Form of Distribution Agreement between Managers
		Distributors, Inc. and Managers Trust II with respect to Managers Science & Technology Fund, Managers 20 Fund, Managers Mid-Cap Fund, Managers Large-Cap Fund, Managers Balanced Fund, Managers Convertible Securities Fund, Managers High Yield Fund and Managers Fixed Income Fund filed herewith.

(f)		Not Applicable.

(g)		Custodian Contract between The Bank of New York and
		Managers Trust II dated June 25, 2002.  (v)

(h)(i)		Administration and Shareholder Servicing Agreement.  (ii)

(h)(ii)		Transfer Agency and Service Agreement between Managers
		Trust II and State Street Bank and Trust Company dated
		August 1, 2000.  (ii)

(h)(iii)	Form of Administration and Shareholder Servicing Agreement
		between The Managers Funds LLC and Merganser Capital Management LP with respect to Total Return Bond Fund. (v)

(h)(iv)	Form of supplement to Administration and Shareholder
	Services Agreement with respect to Managers Science & Technology Fund, Managers 20 Fund, Managers Mid-Cap Fund, Managers Large-Cap Fund, Managers Balanced Fund, Managers Convertible Securities Fund, Managers High Yield Fund and Managers Fixed Income Fund filed herewith.

(h)(v)	Form of Transfer Agency and Service Agreement between
	Managers Trust II and Firstar Mutual Fund Services, LLC filed herewith.

(i)(i)	Legal Opinion (Short Duration Government Fund and
	Intermediate Duration Government Fund).  (i)

(i)(ii)	Legal Opinion (Total Return Bond Fund).  (v)

(i)(iii)Legal Opinion (Managers Science & Technology Fund, Managers 20 Fund, Managers Mid-Cap Fund, Managers Large-Cap Fund, Managers Balanced Fund, Managers Convertible Securities Fund, Managers High Yield Fund and Managers Fixed Income Fund) filed herewith.

(j)	Not Applicable.

(k)	Not Applicable.

(l)	Initial Capital Agreements: incorporated by reference.

(m)(i)	Plan of Distribution pursuant to Rule 12b-1 for Total
	Return Bond Fund.  (v)

(m)(ii)	Plan of Distribution pursuant to Rule 12b-1 for Managers
	Science & Technology Fund, Managers 20 Fund, Managers Mid-Cap Fund, Managers Large-Cap Fund, Managers Balanced Fund, Managers Convertible Securities Fund, Managers High Yield Fund and Managers Fixed Income Fund filed herewith.

(n)	Not applicable.

(o)(i)	Code of Ethics of Managers Trust II effective August 1,
	2000.  (ii)

(o)(ii)	Code of Ethics of The Managers Funds LLC and Managers
	Distributors, Inc adopted June, 2000 and March 1,
	2001.  (iii)

(o)(iii)Code of Ethics of Smith Breeden Associates, Inc adopted as of October 22, 1992 and revised as of April 30, 2000. (ii)

(o)(iv)	Code of Ethics of Merganser Capital Management LP adopted
	as of June 21, 1996 and as amended February 23, 2000.  (v)

(o)(v)	Code of Ethics of 40/86 Advisors, Inc. filed herewith.

(o)(vi)	Code of Ethics of Oak Associates, ltd. filed herewith.

(o)(vii)Code of Ethics of Chicago Equity Partners, LLC herewith.

(p)(i)	Power of Attorney dated June 2, 2000.  (ii)

(p)(ii)	Power of Attorney dated October 18, 2002.  (iv)

-------------------------------------------

(i)	Filed as an exhibit to the Registrant's Registration Statement
	on Form N-1A, Registration Nos.033-43089; 811-06431 (filed May
	31, 1995).

(ii)	Filed as an exhibit to the Registrant's Registration
	Statement on Form N-1A, Registration Nos. 033-43089; 811-06431 (filed August 1, 2000).

(iii)	Filed as an exhibit to the Registrant's Registration
	Statement on Form N-1A, Registration Nos.033-43089; 811-06431 (filed August 1, 2001).

(iv)	Filed as an exhibit to the Registrant's Registration
	Statement on Form N-1A, Registration Nos. 033-43039, 811-06431. (Filed October 18, 2002).

(v)	Filed as an exhibit to the Registrant's Registration Statement
	on Form N-1A, Registration Nos. 033-43039, 811-06431.  (Filed
	December 18, 2002).

Item 24.	Persons Controlled by or Under Common Control with
		Registrant.

		None.

Item 25.	Indemnification.

Reference is made to Article IV, Sections 4.2 and 4.3 of
Registrant's Declaration of Trust (Exhibit 1(a)) with respect to indemnification of the Trustees and officers of Registrant against liabilities which may be incurred by them in such capacities. Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission ("SEC"), such indemnification is against public policy as expressed in the act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a Trustee, an officer or a controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the act and will be governed by the final adjudication of such issue.
Each disinterested Trustee has entered into an Indemnity
Agreement with the adviser whereby the adviser indemnifies each disinterested Trustee against defense costs in connection with a civil claim which involves the Trustee by virtue of his position with the fund.

Item 26.  Business and Other Connections of Investment Adviser.

The Managers Funds LLC, a registered investment adviser, serves as investment adviser to the Trust. The Managers
Funds LLC is a subsidiary of Affiliated Managers Group,
Inc. ("AMG") and a wholly owned subsidiary of AMG serves as its managing member. The Managers Funds LLC serves exclusively as an investment adviser to and distributor of shares of investment companies registered under the 1940
Act. The business and other connections of the Officers and Directors of the Managers Funds LLC, are listed in Schedules A and D of its ADV Form as currently on file with the commission, the text of which schedules are hereby incorporated herein by reference. The file number of said ADV Form is 801-56365.

The Managers Funds LLC has hired a subadviser for each fund of the Trust. The business and other connections of the officers and directors of the sub-adviser are listed in their respective Schedules A and D of its ADV Form as currently on file with the commission, the text of which schedules are hereby incorporated herein by reference.
The Subadviser for Short Duration Government Fund and
Intermediate Duration Government Fund is Smith Breeden
Associates, Inc, whose ADV Form file number is 801-17567.
The Subadviser for Total Return Bond Fund is Meganser
Capital Management LP, whose ADV Form file number is  801-
57541. The Subadviser for Managers Balanced Fund (fixed-income portion), Managers Convertible Securities Fund,
Managers High Yield Fund and Managers Fixed Income Fund is
40/86 Advisors, Inc. (formerly Conseco Capital Management,
Inc.), whose ADV Form file number is 801-17857.  The
Subadviser for Managers Science & Technology Fund and
Managers 20 Fund is Oak Associates, ltd., whose ADV Form file number is 801-23632. The Subadviser for Managers
Mid-Cap Fund, Managers Large-Cap Fund and Managers
Balanced Fund (equity portion) is Chicago Equity Partners,
LLC whose ADV Form file number is 801-57280.

Item 27.	Principal Underwriters.

(a)	Managers Distributors, Inc. acts as principal underwriter
for the Registrant. Managers Distributors, Inc. also acts as principal underwriter for Managers AMG Funds, The
Managers Funds and Managers Trust I.

(b)	The following information relates to the directors,
officers and partners of Managers Distributors, Inc.:

		Name and Principal	Positions and Offices	Positions and
		Business Address	with Underwriter	Offices with
		Fund
		-------------------	---------------------	--------------
		Nathaniel Dalton		Director	    None
		c/o Affiliated Managers
 	 	Group, Inc.
		600 Hale Street
		Prides Crossings, MA 01965

		Daniel J. Shea			Director	    None
		c/o Affiliated Managers
 		Group, Inc.
		600 Hale Street
		Prides Crossings, MA 01965

		John Kingston, III		Director	    None
		c/o Affiliated Managers		and Secretary
 		Group, Inc.
		600 Hale Street
		Prides Crossings, MA 01965

		Peter M. Lebovitz		President	    Trustee and
		c/o The Managers Funds LLC			    President
		40 Richards Avenue
		Norwalk, Connecticut 06854

		Donald S. Rumery		Treasurer	    Secretary and
		c/o The Managers Funds LLC			    Treasurer
		40 Richards Avenue
		Norwalk, Connecticut 06854


Item 28.	Locations of Accounts and Records.

The accounts, books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be kept by the Registrant at the following offices:

(1)	At the offices of the Registrant at 40 Richards Avenue,
	Norwalk, Connecticut 06854 and at the offices of the Custodian, The Bank of New York, 100 Church Street, New York, New York 10005 and at the offices of Boston Financial Data Services, Inc., 1776 Heritage Drive, North Quincy, Massachusetts 01171.

(2)	Smith Breeden Associates, Inc., 100 Europa Drive, Suite
	200, Chapel Hill, NC 27514

(3)	Merganser Capital Management LP, One Cambridge Center,
	Cambridge, MA 02142

(4)	40/86 Advisors, Inc., 11825 N. Pennsylvania Avenue,
	Carmel, IN 46032

(5)	Oak Associates, ltd., 3875 Embassy Parkway, Suite 250,
	Akron, OH 44333

(6)	Chicago Equity Partners, LLC, 180 N. LaSalle Street, Suite
	3800, Chicago, IL 60601

Item 29.	Management Services.

	There are no management-related service contracts other than the Fund Management Agreement relating to management services described in Parts A and B.

Item 30.	Undertakings.

(a)	The Registrant previously has undertaken to promptly call
	a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

(b)	The Registrant hereby undertakes to furnish to each person
	to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

===========================================================================

Exhibit (d)(v)		Form of Investment Advisory Agreement

===========================================================================

		FUND MANAGEMENT AGREEMENT
		-------------------------

	THIS MANAGEMENT AGREEMENT is made as of this 1st day of August, 2000, between The Managers Trust II, a business trust organized under the laws of the Commonwealth of Massachusetts ("Company") and The Managers Funds LLC, a limited liability company organized under the laws of the State of Delaware ("Manager"). This Agreement shall not become effective as to any Series unless the shareholders of such Series approve this Agreement.

	WHEREAS, the Company operates as an investment company registered under the Investment Company Act of 1940, as amended (the "Investment Company Act") for the purpose of investing and reinvesting the assets of certain of its series in securities pursuant to investment objectives and policies as set forth more fully in its Declaration of Trust, its By-Laws and its Registration Statement under the Investment Company Act and the Securities Act of 1933, as amended, all as amended and supplemented from time to time; and the Company desires to avail itself of the services, information, advice, assistance and facilities of a fund manager and to have a fund manager provide or perform for it various administrative management, statistical, research, portfolio manager selection, portfolio management and other services;

	WHEREAS, the Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended;
and

	WHEREAS, the Manager desires to provide services to the Company in consideration of and on the terms and conditions hereinafter set forth;

	NOW, THEREFORE, Company and Manager agree as follows:

1. Employment of the Manager. The Company hereby employs the Manager to manage the investment and reinvestment of the assets of the Company's Series listed in Appendix A
(each a "Series" and collectively the "Series") in the manner set forth in Section 2 (B) of this Agreement and to administer its business and administrative operations, subject to the direction of the Trustees and the officers of the Company, for the period in the manner, and on the terms hereinafter set forth. The Manager hereby accepts such employment and agrees during such period to render the services and to assume the obligations herein set forth.
The Manager shall for all purposes herein be deemed to be an independent contractor and shall, except as expressly provided or authorized (whether herein or otherwise) have no authority to act for or represent the Company in any way or otherwise be deemed an agent of the Company.

2. Obligation of and Services to be Provided by the Manager. The Manager undertakes to provide the services hereinafter set forth and to assume the following obligations:

	A. Corporate Management and Administrative Services.
	----------------------------------------------------

(a) The Manager shall furnish to the Company adequate (i)office space, which may be space within the offices of the Manager or in such other place as may be agreed upon from time to time, (ii) office furnishings, facilities and equipment as may be reasonably required for managing and administering the operations and conducting the business of the Company, including complying with the securities, tax and other reporting requirements of the United States and the various states in, which the Company does business, conducting correspondence and other communications with the shareholders of the Company, and maintaining or supervising the maintenance of all internal bookkeeping, accounting and auditing services and records in connection with the company to investment and business activities. Company agrees that its shareholder recordkeeping services, the computing of net asset value and the preparation of certain of its records required by
Section 31 of the Investment Company Act and the Rules promulgated thereunder are to be performed by Company's transfer agent, custodian or portfolio managers, and that with respect to these services Manager's obligations under this Section 2(A) are supervisory in nature only.

(b) The Manager shall employ or provide and compensate the executive, administrative, secretarial and clerical personnel necessary to supervise the provisions of the services set forth in subparagraph 2 (A) (a) above, and shall bear the expense of providing such services, except as may otherwise be provided in
Section 4 of this Agreement. The Manager shall also compensate all officers and employees of the Company who are officers or employees of the Manager.


	B.  Investment Management Services.
	-----------------------------------
	(a)	The Manager shall have overall supervisory
	responsibility for the general management and investment of the assets and securities portfolio of each of the company's various Series subject to and in accordance with the investment objectives, policies and restrictions of each such Series, and any directions which the Company's Trustees may issue to the Manager from time to time.

	(b)	The Manager shall provide overall investment
	programs and strategies for the Company, and more particularly for each Series, shall revise such programs as necessary and shall monitor and report periodically to the Trustees concerning the implementation of the programs. The Manager shall exercise voting authority with respect to proxies that the Fund is entitled to vote, provided that such authority may be revoked in whole or in part by the Trust at any time upon notice to the Manager and provided further that the exercise of such authority shall be subject to review by the Trustees of the Trust. The Manager shall exercise its proxy voting authority hereunder in accordance with such proxy voting policies and procedures as the Trustees of the Trust may designate from time to time. The Manager shall provide such information relating to its exercise of proxy voting authority hereunder (including the manner in which it has voted proxies and its resolution of conflicts of interest) as reasonably requested by the Trust from time to time.

	(c)	The Company intends to appoint one or more
	persons or companies ("Portfolio Managers"), and each Portfolio Manager shall have full investment discretion and shall make all determinations with respect to the investment of the portion of the particular Series' assets assigned to that Portfolio Manager and the purchase and sale of portfolio securities with those assets, and take such steps as may be necessary to implement such appointments. The Manager shall not be responsible or liable for the investment merits of any decision by a Portfolio Manager to purchase, hold or sell a security for the portfolio of the Series for which it acts as Portfolio Manager.
	The Manager shall have full investment discretion and shall make all determinations with respect to the investment of any portion of a Series' assets not assigned to a Portfolio Manager and the purchase or sale of portfolio securities with those assets.

	(d)	The Manager shall evaluate Portfolio Managers
	and shall advise the Trustees of the Company of the Portfolio Managers which the Manager believes are best suited to invest the assets of each Series; shall monitor and evaluate the investment performance of each Portfolio Manager employed by each Series; shall allocate the portion of each Series' assets to be managed by each Portfolio Manager; shall recommend changes of or additional Portfolio Managers when appropriate; shall coordinate the investment activities of the Portfolio Managers; and shall compensate the Portfolio Managers.

	(e)	The Manager shall render regular reports to the
	Company, at regular meetings of the Trustees, of, among other things, the decisions which it has made with respect to the allocation of assets among Portfolio Managers.

	C.  	Provision of Information Necessary for
	Preparation of Securities Registration Statements,
	Amendments and Other Materials.
	--------------------------------------------------
The Manager will make available and provide financial, accounting and statistical information required by the Company in the preparation of registration statements, reports and other documents required by federal and state securities laws, and such information as the Company may reasonably request for use in the preparation of registration statements, reports and other documents required by federal and state securities laws and such information as the Company may reasonably request for use in the preparation of such documents or of other materials necessary or helpful for the underwriting and distribution of the Company's shares.

	D.	Other Obligations and Services.
	---------------------------------------
The Manager shall make available its officers and employees to the Trustees and officers of the Company for consultation and discussion regarding the administration and management of the Company and its investment activities.

3.  Execution and Allocation of Portfolio Brokerage
Commissions. Portfolio Managers and the Manager, subject to and in accordance with any directions the Company's
Trustees may issue from time to time, shall place, in the name of the Series of the Company for which they act as Portfolio Manager, orders for the execution of that Series' portfolio transactions. When placing such orders, the primary objective of the Manager and Portfolio

Managers shall be to obtain the best net price and execution for the series, but this requirement shall not be deemed to obligate the Manager or a Portfolio Manager to place any order solely on the basis of obtaining the lowest commission rate if the other standards set forth in this section have been satisfied. The Company recognizes that there are likely to be many cases in which different brokers are equally able to provide such best price and execution and that, in the selection among such brokers with respect to particular trades, it is desirable to choose those brokers who furnish brokerage and research services, (as defined in Section 28 (e) (3) of the Securities Exchange Act of 1934) or statistical quotations and other information to the Company, the Manager and/or the Portfolio Managers in accordance with the standards set forth below. Moreover, to the extent that it continues to be lawful to do so and so long as the Trustees determine as a matter of general policy that the Company will benefit, directly or indirectly, by doing so, the Manager or a Portfolio Manager may place orders with a broker who charges a commission for that transaction which is in excess of the amount of commission that another broker would have charged for effecting that transaction, provided that the excess commission is reasonable in relation to the value of brokerage and research services provided by that broker. Accordingly, the Company and the Manager agree that the Manager and the Portfolio Managers may select brokers for the execution of the Company's portfolio transactions from among:

	A. Those brokers and dealers who provide brokerage and research services, or statistical quotations and other information to the Company, specifically including the quotations necessary to determine the value of the Company's Series' net assets in such amount of total brokerage as may reasonably be required in light of such services;

	B. Those brokers and dealers who supply brokerage and research services to the Manager or the Portfolio Managers which relate directly to portfolio securities, actual or potential, of the Series, or which place the Manager or Portfolio Managers in a better position to make decisions in connection with the management of the Series assets and portfolio, whether or not such data may also be useful to the Manager and its affiliates, or the Portfolio Managers and their affiliates, in managing other portfolios, including other Series, or advising other clients, in such amount of total brokerage as may reasonably be required.

The Manager shall render regular reports to the Company of the total brokerage business placed and the manner in which the allocation has been accomplished.

The Manager agrees and each Portfolio Manager will be required to agree that no investment decision will be made or influenced by a desire to provide brokerage for allocation in accordance with the foregoing, and that the right to make such allocation of brokerage shall not interfere with the Manager's or Portfolio Managers' primary duty to obtain the best net price and execution for the Company.

4. Expenses of the Company. It is understood that the Company will pay all its expenses other than those expressly assumed by the Manager herein, which expenses payable by the company shall include:

	A.	Expenses of all audits by independent public
	accountants;

	B.	Expenses of transfer agent, registrars dividend
	disbursing agent and shareholder recordkeeping services;

	C.	Expenses of custodial services including
	recordkeeping services provided by the Custodian;

	D.	Expenses of obtaining quotations for calculating
	the value of the Company's net assets;

	E.	Salaries and other compensation of any of its
	executive officers and employees, if any, who are not officers, directors, stockholders or employees of the Manager;

	F.	Taxes levied against the Company;

	G.	Brokerage fees and commissions in connection with
	the purchase and sale of portfolio securities for the Company;

	H.	Costs, including the interest expense, of
	borrowing money;

	I.	Costs and/or fees incident to Trustee and
	shareholder meetings of the Company, the preparation and mailing of prospectuses and reports of the Company to its shareholders, the filing of reports with regulatory bodies, the maintenance of the Company's corporate existence, and the registration of shares with federal and state securities authorities;

	J.	Legal fees, including the legal fees related to
	the registration and continued qualification of the Company's Shares for sale;

	K.	Costs of printing stock certificates representing
	shares of the Company's various Series;

	L.	Trustees' fees and expenses of Trustees who are
	not directors, officers, employees or stockholders of the Manager or any of its affiliates; and

	M.	Its pro rata portion of the fidelity bond required
	by Section 17(g) of the Investment Company Act, or other insurance premiums.

	The Manager understands that each Series will be liable for the expenses attributable to such Series.

5.   Activities and Affiliates of the Manager.

	A.	The services of the Manager to the Company
	hereunder are not to be deemed exclusive, and the Manager and any of its affiliates shall be free to render similar services to others. The Manager shall use the same skill and care in the management of the Company's assets as it uses in the administration of other accounts to which it provides asset management, consulting and portfolio manager selection services, but shall not be obligated to give the Company more favorable or preferential treatment vis-a-vis its other clients.

	B.	Subject to and in accordance with the
	Declaration of Trust and By-Laws of the Company and to Section 10(a) of the Investment Company Act, it is understood that Trustees, officers, agents and shareholders of the Company are or may be interested in the Manager or its affiliates as directors, officers, agents or stockholders of the Manager or its affiliates; that directors, officers, agents and stockholders of the Manager or its affiliates are or may be interested in the Company as trustees, officers, agents, shareholders or otherwise; that the Manager or its affiliates may be interested in the Company as shareholders or otherwise; and that the effect of any such interests shall be governed by said Declaration of Trust, By-Laws and the Investment Company Act.

6. Compensation of the Manager. In consideration of all of the services provided and obligations assumed by the Manager pursuant to this Agreement, each Series shall pay the Manager a management fee calculated as a specified percentage of the average daily net asset value of that Series. Such fee, which shall be accrued daily and paid monthly, shall be calculated at the annual percentage rate set forth for the particular Series in Appendix B to this Agreement. Each Series shall be solely responsible for the payment of its management fee, and no Series shall be responsible for the payment of a management fee calculated for or attributable to any other Series.

7.  Liabilities of the Manager.

	A. In the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties hereunder on the part of the Manager, the Manager shall not be subject to liability to the Company or any Series or to any shareholder of the Company for any act or omission in the course of, or connected with, rendering services hereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

	B. No provision of this Agreement shall be construed to protect any Trustee or officer of the Company, or the Manager, from liability in violation of Sections
	17(h) and (i) of the Investment Company Act.

8.  Renewal and Termination.

	A. This Agreement shall become effective on the date written above and shall continue in effect until the second anniversary of the date first written above. This Agreement may be continued annually thereafter for successive one year periods (a) by a vote of a majority of the outstanding shares of beneficial
	interest of each Series of the Company or 	(b)
	by a vote of a majority of the Trustees of the Company, and in either case by a majority of the Trustees who are not parties to the Agreement or interested persons of any parties to the Agreement (other than as Trustees of the Company) cast in person at a meeting called for the purpose of voting on the Agreement. The aforesaid provision that this Agreement may be continued "annually" shall be construed in a manner consistent with the Investment Company Act and the Rules and Regulations promulgated thereunder. If continuance of this Agreement is approved by less than all of the Series, it shall be deemed terminated as to those Series not giving their approval, and Appendix A and Appendix B hereto shall be appropriately amended to reflect that fact.

	B.    This Agreement

	(a)	may at any time be terminated without the
	payment of any penalty by (1) vote of the Trustees of the Company; (ii) by vote of a majority of the outstanding voting securities of the Company; or (iii) as to any Series by vote of the outstanding voting securities of such Series, on sixty (60) days written notice to the Manager;

	(b)	shall immediately terminate in the event
	of its assignment; and

	(c)	may be terminated by the Manager on sixty
	(60) days written notice to the Company.

	C.  As used in this Section 8, the terms
	"assignment," "interested person" and "vote of a majority of the outstanding voting securities" shall, have the meanings set forth in the Investment Company
	Act.

	D. Any notice under this Agreement shall be given in writing addressed and delivered or mailed postpaid, to the other party to this Agreement at its principal place of business.

9. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby.

10. Governing Law. To the extent that state law has not been preempted by the provisions of any law of the United
States heretofore or hereafter enacted, as the same may be amended from time to time, this Agreement shall be administered, construed and enforced according to the laws of the State of Connecticut.

11. Amendments. This Agreement, including the Appendix hereto, may be amended by an instrument in writing signed by the parties subject to Investment Company obtaining such approvals as may be required by the Investment Company Act.

12. Limitation of Liability. The obligations of the Company hereunder are not binding upon any of the trustees, officers or shareholders of the Company individually but are binding only upon the Company and the assets and property of the Company. This Agreement is executed by the Company on behalf of each Series, and is not binding upon any other series, portfolio or other sub-unit of the Company. The assets and property of each Series shall alone be liable for that Series' obligations under this Agreement.

	IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed, as of the day and year first written above.






ATTEST						THE MANAGERS TRUST II
By:      __________________________		By:_________________

Name:						Name:  Donald S. Rumery
						Title: Secretary


ATTEST						THE MANAGERS FUNDS LLC
By:       __________________________		By: ___________________

Name:						Name:  Peter M. Lebovitz
						Title: President


APPENDIX A


		Series Covered by Fund Management Agreement

The Managers Trust II:

Managers Science & Technology Fund
Managers 20 Fund
Managers Mid-Cap Fund
Managers Large-Cap Fund
Managers Balanced Fund
Managers Convertible Securities Fund
Managers High Yield Fund
Managers Fixed Income Fund

APPENDIX B

Annual rate of management fees, expressed as a percentage of the average net asset value of the series:



						Annual Percentage
Name of Series					Rate of Management Fee
--------------					----------------------

Managers Science & Technology Fund			1.00%
Managers 20 Fund					0.70%
Managers Mid-Cap Fund					0.70%
Managers Large-Cap Fund					0.70%
Managers Balanced Fund					0.70%
Managers Convertible Securities Fund			0.85%
Managers High Yield Fund				0.70%
Managers Fixed Income Fund				0.45%




===========================================================================

Exhibit (d)(vi)       Form of Investment Sub-Advisory Agreement

===========================================================================


		FORM OF SUB-ADVISORY AGREEMENT
		------------------------------

Attention:_______________________



Re: 	Sub-Advisory Agreement


	________________________ (the "Fund") is a series of a
Massachusetts business trust (the "Trust") that is registered as an investment company under the Investment Company Act of 1940, as amended, (the "Act"), and subject to the rules and regulations promulgated thereunder.

	The Managers Funds LLC (the "Manager") acts as the manager and administrator of the Trust pursuant to the terms of a Management Agreement with the Trust. The Manager is responsible for the day-to-day management and administration of the Fund and the coordination of investment of the Fund's assets. However, pursuant to the terms of the Management Agreement, specific portfolio purchases and sales for the Fund's investment portfolios or a portion thereof, are to be made by advisory organizations recommended by the Manager and approved by the Trustees of the Trust.

	1. Appointment as a Sub-Advisor. The Manager, being duly authorized, hereby appoints and employs _______________________ ("Sub-Advisor") as a discretionary asset manager, on the terms and conditions set forth herein, of those assets of the Fund which the Manager determines to allocate to the Sub-Advisor (those assets being referred to as the "Fund Account"). The Manager may, from time to time, with the consent of the Sub-Advisor, make additions to the Fund Account and may, from time to time, make withdrawals of any or all of the assets in the Fund Account.

	2.  Portfolio Management Duties.

	(a)	Subject to the supervision of the Manager and of the
	Trustees of the Trust, the Sub-Advisor shall manage the composition of the Fund Account, including the purchase, retention and disposition thereof, in accordance with the Fund's investment objectives, policies and restrictions as stated in the Fund's Prospectus and Statement of Additional Information (such Prospectus and Statement of Additional Information for the Fund as currently in effect and as amended or supplemented in writing from time to time, being herein called the "Prospectus"). The Sub-Advisor shall exercise voting authority with respect to proxies that the Fund is entitled to vote by virtue of the ownership of assets attributable to that portion of the Fund for which the Sub-Advisor has investment management responsibility, provided that such authority may be revoked in whole or in part by the Manager at any time upon notice to the Sub-Advisor and provided further that the exercise of such authority shall be subject to review by the Manager and the Trustees of the Trust. The Sub-Advisor shall exercise its proxy voting authority hereunder in accordance with such proxy voting policies and procedures as the Manager or the Trust may designate from time to time. The Sub-Advisor shall provide such information relating to its exercise of proxy voting authority hereunder (including the manner in which it has voted proxies and its resolution of conflicts of interest) as reasonably requested by the Manager from time to time.

	(b)	The Sub-Advisor shall maintain such books and records
	pursuant to Rule 31a-1 under the Act and Rule 204-2 under the Investment Advisers Act of 1940, as amended (the
	"Advisers Act"), with respect to the Fund Account as shall be specified by the Manager from time to time, and shall maintain such books and records for the periods specified in the rules under the Act or the Advisers Act. In accordance with Rule 31a-3 under the Act, the Sub-Advisor agrees that all records under the Act shall be the property of the Trust.

	(c)	The Sub-Advisor shall provide the Trust's Custodian,
	and the Manager on each business day with information relating to all transactions concerning the Fund Account.
	In addition, the Sub-Advisor shall be responsive to requests from the Manager or the Trust's Custodian for assistance in obtaining price sources for securities held in the Fund Account, as well as for periodically reviewing the prices of the securities assigned by the Manager or the Trust's Custodian for reasonableness and advising the Manager should any such prices appear to be incorrect.

	(d)	The Sub-Advisor agrees to maintain adequate compliance
	procedures to ensure its compliance with the 1940 Act, the Advisers Act and other applicable federal and state regulations, and review information provided by the Manager to assist the Manager in its compliance review program.

	(e)	The Sub-Advisor agrees to maintain an appropriate
	level of errors and omissions or professional liability insurance coverage.

	3. Allocation of Brokerage. The Sub-Advisor shall have authority and discretion to select brokers, dealers and futures commission merchants to execute portfolio transactions initiated by the Sub-Advisor, and for the selection of the markets on or in which the transactions will be executed.

	(a)	In doing so, the Sub-Advisor's primary responsibility
	shall be to obtain the best net price and execution for the Fund. However, this responsibility shall not be deemed to obligate the Sub-Advisor to solicit competitive bids for each transaction, and the Sub-Advisor shall have no obligation to seek the lowest available commission cost to the Fund, so long as the Sub-Advisor determines that the broker, dealer or futures commission merchant is able to obtain the best net price and execution for the particular transaction taking into account all factors the Sub-Advisor deems relevant, including, but not limited to, the breadth of the market in the security or commodity, the price, the financial condition and execution capability of the broker, dealer or futures commission merchant and the reasonableness of any commission for the specific transaction and on a continuing basis. The Sub-Advisor may consider the brokerage and research services (as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) made available by the broker to the Sub-Advisor viewed in terms of either that particular transaction or of the Sub-Advisor's overall responsibilities with respect to its clients, including the Fund, as to which the Sub-Advisor exercises investment discretion, notwithstanding that the Fund may not be the direct or exclusive beneficiary of any such services or that another broker may be willing to charge the Fund a lower commission on the particular transaction.

	(b)	The Manager shall have the right to request that
	specified transactions giving rise to brokerage commissions,
	in an amount to be agreed upon by the Manager and the Sub-Advisor, shall be executed by brokers and dealers that
	provide brokerage or research services to the Fund or the Manager, or as to which an on-going relationship will be of value to the Fund in the management of its assets, which services and relationship may, but need not, be of direct benefit to the Fund Account, so long as (i) the Manager determines that the broker or dealer is able to obtain the
	best net price and execution on a particular transaction and
	(ii) the Manager determines that the commission cost is reasonable in relation to the total quality and reliability
	of the brokerage and research
	services made available to the 	Fund or to the Manager for the
	benefit of its clients for which it exercises investment discretion, notwithstanding that the Fund Account may not be the direct or exclusive beneficiary of any such service or that another broker may be willing to charge the Fund a lower commission on the particular transaction.

	(c)	The Sub-Advisor agrees that it will not execute any
	portfolio transactions with a broker, dealer or futures commission merchant which is an "affiliated person" (as defined in the Act) of the Trust or of the Manager or of any Sub-Advisor for the Trust except in accordance with procedures adopted by the Trustees. The Manager agrees that it will provide the Sub-Advisor with a list of brokers and dealers which are "affiliated persons" of the Trust, the Manager or the Trust's Sub-Advisors.

	4. Information Provided to the Manager and the Trust and to the Sub-Advisor

	(a)	The Sub-Advisor agrees that it will make available to
	the Manager and the Trust promptly upon their request copies of all of its investment records and ledgers with respect to the Fund Account to assist the Manager and the Trust in monitoring compliance with the Act, the Advisers Act, and other applicable laws. The Sub-Advisor will furnish the Trust's Board of Trustees with such periodic and special reports with respect to the Fund Account as the Manager or the Board of Trustees may reasonably request.

	(b)	The Sub-Advisor agrees that it will notify the Manager
	and the Trust in the event that the Sub-Advisor or any of its affiliates: (i) becomes subject to a statutory disqualification that prevents the Sub-Advisor from serving as investment adviser pursuant to this Agreement; or (ii) is or expects to become the subject of an administrative proceeding or enforcement action by the Securities and Exchange Commission or other regulatory authority. Notification of an event within (i) shall be given immediately; notification of an event within (ii) shall be given promptly. The Sub-Advisor has provided the information about itself set forth in the Registration Statement and has reviewed the description of its operations, duties and responsibilities as stated therein and acknowledges that they are true and correct in all material respects and contain no material misstatement or omission, and it further agrees to notify the Manager immediately of any fact known to the Sub-Advisor respecting or relating to the Sub-Advisor that causes any statement in the Prospectus to become untrue or misleading in any material respect or that causes the Prospectus to omit to state a material fact.

	(c)	The Sub-Advisor represents that it is an investment
	adviser registered under the Advisers Act and other applicable laws and that the statements contained in the Sub-Advisor's registration under the Advisers Act on Form ADV as of the date hereof, are true and correct and do not omit to state any material fact required to be stated therein or necessary in order to make the statements therein
	not misleading.   The Sub-Advisor agrees to maintain the
	completeness and accuracy in all material respects of its registration on Form ADV in accordance with all legal requirements relating to that Form. The Sub-Advisor acknowledges that it is an "investment adviser" to the Fund within the meaning of the Act and the Advisers Act.

	5. Compensation. The compensation of the Sub-Advisor for its services under this Agreement shall be calculated and paid by the Manager in accordance with the attached Schedule A. Pursuant to the provisions of the Management Agreement between the Trust and the Manager, the Manager is solely responsible for the payment of fees to the Sub-Advisor, and the Sub-Advisor agrees to seek payment of its fees solely from the Manager and not from the Trust or the Fund.

	6. Other Investment Activities of the Sub-Advisor. The Manager acknowledges that the Sub-Advisor or one or more of its affiliates may have investment responsibilities or render investment advice to or perform other investment advisory services for other individuals or entities ("Affiliated Accounts"). The Manager agrees that the Sub-Advisor or its affiliates may give advice or exercise investment responsibility and take such other action with respect to other Affiliated Accounts which may differ from the advice given or the timing or nature of action taken with respect to the Fund Account, provided that the Sub-Advisor acts in good faith and provided further, that it is the Sub-Advisor's policy to allocate, within its reasonable discretion, investment opportunities to the Fund Account over a period of time on a fair and equitable basis relative to the Affiliated Accounts, taking into account the investment objectives and policies of the Fund and any specific investment restrictions applicable thereto. The Manager acknowledges that one or more of the Affiliated Accounts may at any time hold, acquire, increase, decrease, dispose or otherwise deal with positions in investments in which the Fund Account may have an interest from time to time, whether in transactions which involve the Fund Account or otherwise. The Sub-Advisor shall have no obligation to acquire for the Fund Account a position in any investment which any Affiliated Account may acquire, and the Fund shall have no first refusal, co-investment or other rights in respect of any such investment, either for the Fund Account or otherwise.

	7. Standard of Care. The Sub-Advisor shall exercise its best judgment in rendering the services provided by it under this Agreement. The Sub-Advisor shall not be liable for any act or omission, error of judgment or mistake of law or for any loss suffered by the Manager or the Trust in connection with the matters to which this Agreement relates, provided that nothing in this Agreement shall be deemed to protect or purport to protect the Sub-Advisor against any liability to the Manager or the Trust or to holders of the Trust's shares representing interests in the Fund to which the Sub-Advisor would otherwise be subject by reason of willful malfeasance, bad faith or gross negligence on its part in the performance of its duties or by reason of the Sub-Advisor's reckless disregard of its obligations and duties under this Agreement.

	8. Assignment. This Agreement shall terminate automatically in the event of its assignment (as defined in the Act and in the rules adopted under the Act). The Sub-Advisor shall notify the Trust in writing sufficiently in advance of any proposed change of control, as defined in Section 2(a)(9) of the Act, as will enable the Trust to consider whether an assignment under the Act will occur, and to take the steps necessary to enter into a new contract with the Sub-Advisor or such other steps as the Board of Trustees may deem appropriate.

	9. Amendment. This Agreement may be amended at any time, but only by written agreement between the Sub-Advisor and the Manager, which amendment is subject to the approval of the Trustees and the shareholders of the Trust in the manner required by the Act.

	10. Effective Date; Term. This Agreement shall become effective on _______, 2004 and shall continue in effect for the initial term of two years. Thereafter, the Agreement shall continue in effect only so long as its continuance has been specifically approved at least annually by the Trustees, or the shareholders of the Fund in the manner required by the Act. The aforesaid requirement shall be construed in a manner consistent with the Act and the rules and regulations thereunder.

	11. Termination. This Agreement may be terminated by (i) the Manager at anytime without penalty, upon notice to the Sub-Advisor and the Trust, (ii) at any time without penalty by the Trust or by vote of a majority of the outstanding voting securities of the Fund (as defined in the Act) on notice to the

Sub-Advisor or (iii) by the Sub-Advisor at any time without penalty, upon thirty (30) days' written notice to the Manager and the Trust.

	12. Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby but shall continue in full force and effect.

	13. Applicable Law. The provisions of this Agreement shall be construed in a manner consistent with the requirements of the Act and the rules and regulations thereunder. To the extent that state law is not preempted by the provisions of any law of the United States heretofore or hereafter enacted, as the same may be amended from time to time, this Agreement shall be administered, construed, and enforced according to the laws of the State of Connecticut.




					THE MANAGERS FUNDS LLC



					BY:_____________________
		       			   Peter M. Lebovitz
       					   President and CEO

					DATE:	________, 2004




Accepted:



BY:	___________________________________
        [Name]
	[Title]

DATE:	________, 2004


				Acknowledged:
				THE MANAGERS TRUST II


				BY:____________________________
				Peter M. Lebovitz
	       			President and CEO


	DATE:	________, 200_

SCHEDULES:	A.  Fee Schedule.

			   SCHEDULE A
			SUB-ADVISOR FEE
			---------------

	For services provided to the Fund Account, The Managers Funds LLC will pay a base monthly fee at the annual rate of _____% of the average net assets in the Fund account during the month. Average assets shall be determined using the average daily net assets in the Fund account during the month. The fee shall be pro-rated for any month during which the contract is in effect for only a portion of the month.

===========================================================================

Exhibit (e)(iii)	Form of Distribution Agreement

===========================================================================

			DISTRIBUTION AGREEMENT
			THE MANAGERS TRUST II
			----------------------

	AGREEMENT made this 1ST day of August, 2000 by and between THE MANAGERS TRUST II, a Massachusetts business trust (the "Trust"), and MANAGERS DISTRIBUTORS, INC., a Delaware corporation (the "Distributor").

			     WITNESSETH:
			     -----------

	WHEREAS, the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and it is in the interest of the Trust to offer shares of the four separate series of the Trust, and such other series as may be created from time to time (each a "Fund," and collectively, the "Funds") for sale as described in the Prospectus and Statement of Additional information of the Trust; and

	WHEREAS, the Distributor is registered as a broker-dealer under the Securities Act of 1934, and is a member of the National Association of Securities Dealers, Inc. (the "NASD"); and

	WHEREAS, the Trust and the Distributor wish to enter into an agreement with each other with respect to the offering of the Trust's shares in order to promote the growth of the Trust and facilitate distribution of its shares;

NOW, THEREFORE, it is hereby mutually agreed as follows:

	1. The Trust hereby appoints Distributor as an underwriter of the shares of beneficial interest of the Trust (the "Shares"), as an independent contractor upon the terms and conditions hereinafter set forth. Except as the Trust may from time to time agree, Distributor will act as agent for the Trust and not as principal. The Distributor shall be a representative of the Trust to act as an underwriter and distributor of Shares of the Trust sold to certain high net worth individuals, persons or entities resident outside the United States, and institutions other than banks, (collectively "Purchasers"), as agreed to by Interactive Financial Solutions, Inc. (the "Principal Underwriter").

	2. Distributor will use its best efforts to find Purchasers for the Shares, to promote the distribution of the Shares, and may obtain orders from brokers, dealers, or other persons for sales of Shares to them for the account of Purchasers. The Distributor may enter into agreements, in form and substance satisfactory to the Trust, with dealers and other persons selected by the Distributor ("Selected Dealers"), providing for the sale to such Selected Dealers and resale by them to Purchasers of Shares at the applicable public offering price. No dealer, broker, or other person shall have any authority to act as agent for the Trust; such dealer, broker, or other person shall act only as dealers for their own accounts or as agents for their customers. Nothing herein contained shall prevent the Distributor from serving as principal underwriter with other investment companies so long as those investment companies either (a) invest all of their assets in shares of the same registered investment company "core" as does the Trust (i.e., are the other "feeders" in the same "core" as the Trust); or (b) do not have the same investment objectives as any series of the Trust and the performance of the Distributor's obligations hereunder is not impaired thereby.

	3. Sales of Shares by the Distributor shall be made at the applicable public offering price determined in the manner set forth in the current Prospectus and/or Statement of Additional Information of the Trust, as amended or supplemented, at the time of the Trust's acceptance of the order for Shares of a Fund. It is understood and agreed that the applicable public offering price of Shares is currently net asset value. All orders shall be subject to acceptance by the Trust, and the Trust reserves the right in its sole discretion to reject any order received. The Trust shall not be liable to the Distributor or any other person for failure to accept any order.

	4. On all sales of Shares, the Trust shall receive the current net asset value. if sales charges are described in the then-current
Prospectus and Statement of Additional Information of the Trust, as amended or supplemented, the Distributor shall be entitled to receive such sales charges. The Distributor shall be entitled to receive additional compensation with respect to certain series of the Trust, as set forth on Schedule A attached hereto. The Distributor may reallow all or a part of any such sales charges to such brokers, dealers, or other persons as Distributor may determine. In the event that a sales charge is in effect and Shares of a Fund are redeemed or repurchased by the Trust or the Distributor as agent for the Trust, within seven business days after confirmation by the Distributor of the original purchase order, the Distributor shall pay to the Trust, for the account of that Fund, the Distributor's portion of the sales load paid on such Shares.
In such case, the Distributor shall require the dealer or other person that sold the Shares so redeemed or repurchased to refund to the Distributor the full discount allowed to the dealer or other person on the sale and, upon the receipt of such discount, the Distributor shall pay the same to the Trust, for the account of the appropriate Fund.

	5. The Trust agrees to supply to the Distributor, either directly or indirectly, promptly after the time or times at which net asset value is determined, on each day on which the New York Stock Exchange is open for business and on such other days as the Trustees of the Trust may from time to time determine (each such day being hereinafter called a "business day"), statement of the net asset value of each Fund of the Trust having been determined in the manner set forth in the then-current Prospectus and Statement of Additional information of the Trust, as amended or supplemented. Each determination of net asset value shall take effect as of the time or times on each business day as set forth in the then-current Prospectus of the Trust, as amended or supplemented, and shall prevail until the time as of which the next determination is made. The Distributor may reject any order for Shares. The Trust, or any agent of the Trust designated in writing by the trust shall be promptly advised of all purchase orders for Shares received by the Distributor. Any order may be rejected by the Trust (or its agent). The Trust (or its agent) will confirm orders upon their receipt and will make appropriate book entries. The Distributor agrees to cause payment to be delivered promptly to the Trust (or its agent).

	6. (a) All sales literature and advertisements used by the Distributor in connection with sales of Shares shall be subject to approval by the Trust. The Trust authorizes the Distributor, in connection with the sale or arranging for the sale of Shares, to provide only such information and to make only such statements or representations as are contained in the Trust's then-current Prospectus and Statement of Additional information, as amended or supplemented, or in such financial and other statements which are furnished to the Distributor pursuant to the next paragraph or as may properly be included in sales literature or advertisements in accordance with the provisions of the Securities Act of 1933 (the "1933 Act"), the 1940 Act and applicable rules of the NASD. The Trust shall not be responsible in any way for any information provided or statements or representations made by the Distributor or its representatives or agents other than the information, statements and representations described in the preceding sentence.

	(b)	The Trust shall keep the Distributor fully informed with
regard to its affairs, shall furnish the Distributor with a copy of all financial statements of the Trust and a signed copy of each report prepared for the Trust by its independent auditors, and shall cooperate fully in the efforts of the Distributor to sell the Shares and in the performance by the Distributor of all its duties under this Agreement. Copies of the then-current Prospectus and Statement of Additional Information and all amendments or supplements thereto will be supplied by the Trust to the Distributor in reasonable quantities upon request. The costs of printing Prospectuses and Statements of Additional information for prospective investors shall be borne by the Principal Underwriter.

	7. Distributor agrees to comply with the Rules of Fair Practice of the NASD.

	8.	(a)  Any of the outstanding shares may be tendered for
redemption at any time, and the Trust agrees to redeem shares so tendered in accordance with its Declaration of Trust as amended from time to time, and in accordance with the applicable provisions of the Prospectus. The price to be paid to redeem or repurchase shares shall be equal to the net asset value determined as set forth in the Prospectus. All payments by the Trust hereunder shall be made in the manner set forth in Paragraph (b) below.

	(b) The Trust shall pay the total amount of the redemption price as defined in the above paragraph pursuant to the instructions of the Distributor on or before the seventh day subsequent to its having received the notice of redemption in proper form.

	(c) Redemption of shares or payment may be suspended at times when the New York Stock Exchange is closed for other than customary weekends and holidays, when trading on said Exchange is restricted, when an emergency exists as a result of which disposal by the Trust of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Trust fairly to determine the value of its net assets, or during any other period when the Securities and Exchange Commission, by order, so permits.

	9. 	The Trust has delivered to the Distributor a copy of the
Trust's Declaration of Trust as currently in effect and agrees to deliver to the Distributor any amendments thereto promptly upon the filing thereof with the Office of the Secretary of State of The
Commonwealth of Massachusetts.

	10.	The Trust represents and warrants that its Registration
Statement, post-effective amendments, Prospectus and Statement of Additional Information (excluding statements relating to the Distributor and the services it provides that are based upon information furnished by the Distributor expressly for inclusion therein) shall not contain any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading, and that all statements or information furnished to the Distributor, pursuant to Section 6(b) hereof, shall be true and correct in all material respects.

	11. 	The Trust agrees to indemnify and hold harmless the
Distributor, its officers, and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act, against any losses, claims, damages, liabilities and expenses (including the cost of any legal fees incurred in connection therewith) which the Distributor, its officers, or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise, arising out of or based upon

	(a) any untrue statement or alleged untrue statement of a material fact contained in the Trust's Registration Statement, Prospectus or Statement of Additional Information (including amendments and supplements thereto), or

	(b) any omission or alleged omission to state a material fact required to be stated in the Trust's Registration Statement, Prospectus or Statement of Additional Information necessary to make the statements therein not misleading, provided, however, that insofar as losses, claims, damages, liabilities, or expenses arise out of or are based upon any such untrue statement or omission or alleged untrue statement or omission made in reliance and in conformity with information furnished to the Trust by the Distributor for use in the Trust's Registration Statement, Prospectus or Statement of Additional Information (including amendments and supplements thereto), such indemnification is not applicable. In no case shall the Trust indemnify the Distributor, its officers or its controlling person as to any amounts incurred for any liability arising out of or based upon any actions for which the Distributor, its officers, or any controlling person would otherwise be subject to liability by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of the reckless disregard of its obligations and duties under this Agreement.

	12. The Distributor agrees to indemnify and hold harmless the Trust, its officers and Trustees and each person, if any, who controls the Trust within the meaning of Section 15 of the 1933 Act against any losses, claims, damages, liabilities, and expenses (including the cost of any legal fees incurred in connection therewith) which the Trust, its officers, Trustees or any such controlling person may incur under the 1933 Act, under any other statute, at common law or otherwise arising out of the acquisition of any Shares by any person which may be based upon any untrue statement or alleged untrue statement of a material fact contained in the Trust's Registration Statement, Prospectus or Statement of Additional information (including amendments and supplements thereto), or any omission or alleged omission to state a material fact required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished, or confirmed in writing, to the Trust by the Distributor for use therein.

	13. The Distributor shall bear the expense of preparing, printing and distributing advertising and sales literature for Purchasers, and of distributing Prospectuses and Statements of Additional information in connection with the sale or offering of Shares to Purchasers. The Trust shall bear the expense of registering Shares under the 1933 Act and the Trust under the 1940 Act, qualifying shares for sale under the so-called "blue sky" laws of any state, the preparation and printing of Prospectuses, Statements of Additional Information and reports required to be filed with the SEC and other authorities, the preparation, printing and mailing of Prospectuses and Statements of Additional Information to shareholders of the Trust, and the direct expenses of the issue of Shares.

	14. (a) This Agreement shall become effective on the date hereof and shall remain in full force and effect until March 31, 2002, and may be continued from year to year thereafter; provided, that such continuance shall be specifically approved no less frequently than annually by the Trustees of the Trust or by a majority of the outstanding voting securities of the Trust, and in either case, also by a majority of the Trustees who are not interested persons of the Trust or the Distributor ("Disinterested Trustees"). If such continuance is not approved, the Agreement shall terminate upon the date specified by the Trustees in written notice to the Distributor, which shall be no more an 60 days after the date upon which such notice of non-renewal is delivered personally or mailed registered mail, postage prepaid, to the Distributor. This Agreement may be amended with the approval of the Trustees or a majority of the outstanding voting securities of the Trust, provided that in either case, such amendment shall also be approved by a majority of the Disinterested Trustees.

	(b) If the Trustees determine in good faith that there is reasonable cause to believe that the Distributor is violating applicable federal or state law in connection with the distribution of shares of the Trust and, after written notice to Distributor of such violation which Distributor fails to cure to the satisfaction of the Trustees within 10 days of receipt of such notice, the Trustees determine that the continuation in effect of this Agreement will result in further such violations, to the detriment of the Trust or its shareholders, then this Agreement may be terminated by the Trust without payment of any penalty. Such termination may be effected by written notice delivered personally or mailed registered mail, postage prepaid, to the Distributor.

	(c) This Agreement shall automatically terminate if it is assigned by the Distributor.

	(d) Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the 1940 Act shall be resolved by reference to such term or provision of the 1940 Act and to interpretations thereof, if any, by the United States courts or, in the absence of any controlling decision of any such court, by rules, regulations or orders of the SEC validly issued pursuant to the 1940 Act. Specifically, the terms "interested persons," "assignment" and "vote of a majority of the outstanding voting securities," as used in this Agreement, shall have the meanings assigned to them by Section 2(a) of the 1940 Act. In addition, when the effect of a requirement of the 1940 Act reflected in any provision of this Agreement is modified, interpreted or relaxed by a rule, regulation or order of the SEC, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order. The Trust and the Distributor may from time to time agree on such provisions interpreting or clarifying the provisions of this Agreement as, in their joint opinion, are consistent with the general tenor of this Agreement and with the specific provisions of this Paragraph 14(d). Any such interpretations or clarifications shall be in writing signed by the parties and annexed hereto, but no such interpretation or clarification shall be effective in contravention of any applicable federal or state law regulations, and no such interpretation or clarification shall be deemed to be an amendment of this Agreement.

	(e) This Agreement is made in the State of Connecticut and except insofar as the 1940 Act or other federal laws and regulations may be controlling, this Agreement shall be governed by, and construed and enforced in accordance with, the internal laws of the State of Connecticut.

	(f) This Agreement is made by the Trust pursuant to authority granted by the Trustees and the obligations created hereby are not binding on any of the Trustees or shareholders of the Trust, individually, but bind only assets belonging to the Trust.

	IN WITNESS WHEREOF, the parties hereto have caused this agreement to be executed by their respective officers thereunto duly authorized at Norwalk, Connecticut, on the day and year first written above.

THE MANAGERS TRUST II



By:  __________________________________________

Title:  ____________________________________







MANAGERS DISTRIBUTORS, INC.

By:  _________________________________________

Title:  _______________________________

			SCHEDULE A
			----------


The Distributor shall be entitled to receive, in addition to any sales charges described in the then-current Prospectus and Statement of Additional Information of the Trust, ____% of the average daily value of net assets represented by shares of the following series of the Trust:

===========================================================================

Exhibit (h)(iv)		Form of Supplement to Adminsitration and
			Shareholder Services Agreement

===========================================================================

				SCHEDULE A
				==========
Series Covered by Administration and Shareholder Servicing Agreement

Managers Science & Technology Fund
Managers 20 Fund
Managers Mid-Cap Fund
Managers Large-Cap Fund
Managers Balanced Fund
Managers Convertible Securities Fund
Managers High Yield Fund
Managers Fixed Income Fund


				SCHEDULE B
				==========
Annual fee expressed as a percentage of average net assets

				Annual Percentage
				-----------------
Name of Series	Rate of Fee
Managers Science & Technology Fund	0.20%
Managers 20 Fund			0.20%
Managers Mid-Cap Fund			0.20%
Managers Large-Cap Fund			0.20%
Managers Balanced Fund			0.20%
Managers Convertible Securities Fund	0.20%
Managers High Yield Fund		0.20%
Managers Fixed Income Fund		0.20%

===========================================================================

Exhibit (h)(v)		Transfer Agency Agreement between Managers Trust II
			and Firstar Mutual Fund Services, LLC

===========================================================================

		TRANSFER AGENT SERVICING AGREEMENT
		----------------------------------

	THIS AGREEMENT is made and entered into as of _____, 2003, by and between The Managers Trust II, a Massachusetts business trust
(hereinafter referred to as the "Trust") and Firstar Mutual Fund
Services, LLC, a corporation organized under the laws of the State of Wisconsin (hereinafter referred to as the "FMFS").
WHEREAS, the Trust is an open-end management investment company which is registered under the Investment Company Act of 1940, as amended (the "1940 Act");

	WHEREAS, the Trust is authorized to create separate series, each with its own separate investment portfolio;

	WHEREAS, FMFS is a limited liability corporation and, among other things, is in the business of administering transfer and dividend disbursing agent functions for the benefit of its customers; and

	WHEREAS, the Trust desires to retain FMFS to provide transfer and dividend disbursing agent services to each series of the Trust listed on Exhibit A attached hereto, (each hereinafter referred to as a "Fund") as may be amended from time to time.

	NOW, THEREFORE, in consideration of the mutual agreements herein made, the Trust and FMFS agree as follows:

1.	Appointment of Transfer Agent
	-----------------------------
	The Trust hereby appoints FMFS as Transfer Agent of the Trust on the terms and conditions set forth in this Agreement, and FMFS hereby accepts such appointment and agrees to perform the services and duties set forth in this Agreement in consideration of the compensation provided for herein

2.	Duties and Responsibilities of FMFS
	-----------------------------------
	FMFS shall perform all of the customary services of a transfer agent and dividend disbursing agent, and as relevant, agent in connection with accumulation, open account or similar plans (including without limitation any periodic investment plan or periodic withdrawal program), including but not limited to:

	A.	Receive orders for the purchase of shares;

	B.	Process purchase orders with prompt delivery, where
		appropriate, of payment and supporting documentation to the Trust's custodian, and issue the appropriate number of uncertificated shares with such uncertificated shares being held in the appropriate shareholder account;

	C.	Arrange for issuance of shares obtained through transfers
		of funds from shareholders' accounts at financial institutions and arrange for the exchange of shares for shares of other eligible investment companies, when permitted by Prospectus.

	D.	Process redemption requests received in good order and,
		where relevant, deliver appropriate documentation to the Trust's custodian;

	E.	Pay monies upon receipt from the Trust's custodian, where
		relevant, in accordance with the instructions of redeeming shareholders;

	F.	Process transfers of shares in accordance with the
		shareholder's instructions;

	G.	Process exchanges between funds and/or classes of shares of
		funds both within the same family of funds and with the Firstar Money Market Fund, if applicable;

	H.	Prepare and transmit payments for dividends and
		distributions declared by the Trust with respect to the Fund, after deducting any amount required to be withheld by any applicable laws, rules and regulations and in accordance with shareholder instructions;

	I.	Make changes to shareholder records, including, but not
		limited to, address changes in plans (i.e., systematic withdrawal, automatic investment, dividend reinvestment, etc.);

	J.	Record the issuance of shares of the Fund and maintain,
		pursuant to Rule 17Ad-10(e) promulgated under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), a record of the total number of shares of the Fund which are authorized, issued and outstanding;

	K.	Prepare shareholder meeting lists and, if applicable, mail,
		receive and tabulate proxies;

	L.	Mail shareholder reports and prospectuses to current
		shareholders;

	M.	Prepare and file U.S. Treasury Department Forms 1099 and
		other appropriate information returns required with respect to dividends and distributions for all shareholders;

	N.	Provide shareholder account information upon request and
		prepare and mail confirmations and statements of account to shareholders for all purchases, redemptions and other confirmable transactions as agreed upon with the Trust;

	O.	Mail requests for shareholders' certifications under
		penalties of perjury and pay on a timely basis to the appropriate Federal authorities any taxes to be withheld on dividends and distributions paid by the Trust, all as required by applicable Federal tax laws and regulations;

	P.	Provide a Blue Sky System which will enable the Trust to
		monitor the total number of shares of the Fund sold in each state. In addition, the Trust or its agent, including FMFS, shall identify to FMFS in writing those transactions and assets to be treated as exempt from the Blue Sky reporting for each state. The responsibility of FMFS for the Trust's Blue Sky state registration status is solely limited to the initial compliance by the Trust and the reporting of such transactions to the Trust or its agent. Nothing herein contradicts FMFS's responsibilities for Blue Sky compliance as defined in the Fund Administration Servicing Agreements.

	Q.	Answer correspondence from shareholders, securities brokers
		and others relating to FMFS's duties hereunder and such other correspondence as may from time to time be mutually agreed upon between FMFS and the Trust.

3.	Compensation
	------------
	The Trust agrees to pay FMFS for the performance of the duties listed in this agreement as set forth on Exhibit A attached hereto; the fees and out-of-pocket expenses include, but are not limited to the following: printing, postage, forms, stationery, record retention (if requested by the Trust), mailing, insertion, programming (if requested by the Trust), labels, shareholder lists and proxy expenses.

	These fees and reimbursable expenses may be changed from time to time subject to mutual written agreement between the Trust and FMFS.

	The Trust agrees to pay all fees and reimbursable expenses within thirty (30) business days following the receipt of the billing notice.

	Notwithstanding anything to the contrary, amounts owed by the Trust to FMFS shall only be paid out of assets and property of the particular Fund involved.


4.	Representations of FMFS
	-----------------------
	FMFS represents and warrants to the Trust that:

	A.	It is a limited liability corporation duly organized,
		existing and in good standing under the laws of Wisconsin;

	B.	It is a registered transfer agent under the Exchange Act.

	C.	It is duly qualified to carry on its business in the State
		of Wisconsin;

	D.	It is empowered under applicable laws and by its charter
		and bylaws to enter into and perform this Agreement;

	E.	All requisite corporate proceedings have been taken to
		authorize it to enter and perform this Agreement;

	F.	It has and will continue to have access to the necessary
		facilities, equipment and personnel to perform its duties and obligations under this Agreement; and

	G.	It will comply with all applicable requirements of the
		Securities Act of 1933, as amended, and the Exchange Act, the 1940 Act, and any laws, rules, and regulations of governmental authorities having jurisdiction.

5.	Representations of the Trust
	----------------------------
	The Trust represents and warrants to FMFS that:

	A.	The Trust is an open-ended non diversified investment
		company under the 1940 Act;

	B.	The Trust is a business trust organized, existing, and in
		good standing under the laws of Massachusetts;

	C.	The Trust is empowered under applicable laws and by its
		Declaration of Trust and Bylaws to enter into and perform this Agreement;

	D.	All necessary proceedings required by the Declaration of
		Trust have been taken to authorize it to enter into and perform this Agreement;

	E.	The Trust will comply with all applicable requirements of
		the Securities Act, the Exchange Act, the 1940 Act, and any laws, rules and regulations of governmental authorities having jurisdiction; and

	F.	A registration statement under the Securities Act will be
		made effective and will remain effective, and appropriate state securities law filings have been made and will continue to be made, with respect to all shares of the Trust being offered for sale.

6.	Covenants of the Trust and FMFS
	-------------------------------
	The Trust shall furnish FMFS a certified copy of the resolution of the Board of Trustees of the Fund authorizing the appointment of FMFS and the execution of this Agreement. The Trust shall provide to FMFS a copy of its Declaration of Trust and Bylaws, and all amendments thereto.

	FMFS shall keep records relating to the services to be performed hereunder, in the form and manner as it may deem advisable. To the extent required by Section 31 of the 1940 Act, and the rules thereunder, FMFS agrees that all such records prepared or maintained by FMFS relating to the services to be performed by FMFS hereunder are the property of the Trust and will be preserved, maintained and made available in accordance with such section and rules and will be surrendered to the Trust on and in accordance with its request.

7.	Performance of Service;  Limitation of Liability
	------------------------------------------------
	FMFS shall exercise reasonable care in the performance of its duties under this Agreement. FMFS shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with matters to which this Agreement relates, including losses resulting from mechanical breakdowns or the failure of communication or power supplies beyond FMFS's control, except a loss arising out of or relating to the Agent's refusal or failure to comply with the terms of this Agreement or from bad faith, negligence, or willful misconduct on its part in the performance of its duties under this Agreement. Notwithstanding any other provision of this Agreement, if FMFS has exercised reasonable care in the performance of its duties under this Agreement, the Trust shall indemnify and hold harmless FMFS from and against any and all claims, demands, losses, expenses, and liabilities (whether with or without basis in fact or law) of any and every nature (including reasonable attorneys' fees) which FMFS may sustain or incur or which may be asserted against FMFS by any person arising out of any action taken or omitted to be taken by it in performing the services hereunder, except for any and all claims, demands, losses expenses, and liabilities arising out of or relating to FMFS's refusal or failure to comply with the terms of this Agreement or from bad faith, negligence or from willful misconduct on its part in performance of its duties under this Agreement, (i) in accordance with the foregoing standards, or (ii) in reliance upon any written or oral instruction provided to FMFS by any duly authorized officer of the Trust, such duly authorized officer to be included in a list of authorized officers furnished to FMFS and as amended from time to time in writing by resolution of the Board of Trustees of the Trust.

	FMFS shall indemnify and hold the Trust harmless from and against any and all claims, demands, losses, expenses, and liabilities (whether with or without basis in fact or law) of any and every nature (including reasonable attorneys' fees) which the Trust may sustain or incur or which may be asserted against the Trust by any person arising out of any action taken or omitted to be taken by FMFS as a result of FMFS's refusal or failure to comply with the terms of this Agreement, its bad faith, negligence, or willful misconduct.

	In the event of a mechanical breakdown or failure of communication or power supplies beyond its control, FMFS shall take all reasonable steps to minimize service interruptions for any period that such interruption continues beyond FMFS's control. FMFS will make every reasonable effort to restore any lost or damaged data and correct any errors resulting from such a breakdown at the expense of FMFS. FMFS agrees that it shall, at all times, have reasonable contingency plans with appropriate parties, making reasonable provision for emergency use of electrical data processing equipment to the extent appropriate equipment is available. Representatives of the Trust shall be entitled to inspect FMFS's premises and operating capabilities at any time during regular business hours of FMFS, upon reasonable notice to FMFS.

	Regardless of the above, FMFS reserves the right to reprocess and correct administrative errors at its own expense.

	In order that the indemnification provisions contained in this section shall apply, it is understood that if in any case the indemnitor may be asked to indemnify or hold the indemnitee harmless, the indemnitor shall be fully and promptly advised of all pertinent facts concerning the situation in question, and it is further understood that the indemnitee will use all reasonable care to notify the indemnitor promptly concerning any situation which presents or appears likely to present the probability of a claim for indemnification. The indemnitor shall have the option to defend the indemnitee against any claim which may be the subject of this indemnification. In the event that the indemnitor so elects, it will so notify the indemnitee and thereupon the indemnitor shall take over complete defense of the claim, and the indemnitee shall in such situation initiate no further legal or other expenses for which it shall seek indemnification under this section.
The indemnitee shall in no case confess any claim or make any compromise in any case in which the indemnitor will be asked to indemnify the indemnitee except with the indemnitor's prior written consent.

	FMFS is hereby expressly put on notice of the limitation of shareholder liability as set forth in the Trust Instrument of the Trust and agrees that obligations assumed by the Trust pursuant to this Agreement shall be limited in all cases to the Trust and its assets, and if the liability relates to one or more series, the obligations hereunder shall be limited to the respective assets of such series.
FMFS further agrees that it shall not seek satisfaction of any such obligation from the shareholder or any individual shareholder of a series of the Trust, nor from the Trustees or any individual Trustee of the Trust.

8.	Proprietary and Confidential Information
	----------------------------------------
	FMFS agrees on behalf of itself and its directors, officers, and employees to treat confidentially and as proprietary information of the Trust all records and other information relative to the Trust and prior, present, or potential shareholders (and clients of said shareholders) and not to use such records and information for any purpose other than the performance of its responsibilities and duties hereunder, except after prior notification to and approval in writing by the Trust, which approval shall not be unreasonably withheld and may not be withheld where FMFS may be exposed to civil or criminal contempt proceedings for failure to comply after being requested to divulge such information by duly constituted authorities, or when so requested by the Trust.

9.	Term of Agreement
	-----------------
	This Agreement shall become effective as of the date hereof and will continue in effect for a period of three years. During the initial three year term of this Agreement, if the Trust terminates any services with FMFS, the Trust agrees to compensate Firstar an amount equal to the fees remaining under the initial three year Agreement. Thereafter, this agreement shall continue and remain in effect from year to year. Subsequent to the initial three year term, this Agreement may be terminated by either party upon giving ninety (90) days prior written notice to the other party or such shorter period as is mutually agreed upon by the parties. However, this Agreement may be amended at any time by mutual written consent of the parties.

10.	Notices
	-------
	Notices of any kind to be given by either party to the other party shall be in writing and shall be duly given if mailed or delivered as follows: Notice to FMFS shall be sent to:

	[Ms. Sue Weber
	Firstar Mutual Fund Services, LLC
	615 East Michigan Street
	Milwaukee, WI  53202]

	and notice to the Trust shall be sent to:

	[Mr. Peter M. Lebovitz
	The Managers Trust II
	40 Richards Avenue
	Norwalk, CT  06854]


11.	Duties in the Event of Termination
	----------------------------------
	In the event that, in connection with termination, a successor to any of FMFS's duties or responsibilities hereunder is designated by the Trust by written notice to FMFS, FMFS will promptly, upon such termination and at the expense of the Trust, transfer to such successor all relevant books, records, correspondence, and other data established or maintained by FMFS under this Agreement in a form reasonably acceptable to the Trust (if such form differs from the form in which FMFS has maintained, the Trust shall pay any expenses associated with transferring the data to such form), and will cooperate in the transfer of such duties and responsibilities, including provision for assistance from FMFS's personnel in the establishment of books, records, and other data by such successor.

12.	Governing Law
	-------------
	This Agreement shall be construed and the provisions thereof interpreted under and in accordance with the laws of the State of Wisconsin. However, nothing herein shall be construed in a manner inconsistent with the 1940 Act or any rule or regulation promulgated by the Securities and Exchange Commission thereunder.

13.	Stock Certificates
	------------------
	If at any time the Trust issues stock certificates, the following provisions will apply:

	(i)	In the case of the loss or destruction of any certificate
		representing Shares, no new certificate shall be issued in lieu thereof, unless there shall first have been furnished an appropriate bond of indemnity issued by the surety company approved by FMFS.

	(ii)	Upon receipt of signed stock certificates, which shall be in
		proper form for transfer, and upon cancellation or destruction thereof, FMFS shall countersign, register and issue new certificates for the same number of Shares and shall deliver them pursuant to instructions received from the transferor, the rules and regulations of the SEC, and the laws of the state of relating to the transfer of shares of beneficial interest.

	(iii)	Upon receipt of the stock certificates, which shall be in
		proper form for transfer, together with the shareholder's instructions to hold such stock certificates for safekeeping, FMFS shall reduce such Shares to uncertificated status, while retaining the appropriate registration in the name of the shareholder upon the transfer books.

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed by a duly authorized officer or one or more counterparts as of the day and year first written above.






THE MANAGERS TRUST II			FIRSTAR MUTUAL FUND SERVICES,
					LLC

By:	____________________		By:	______________________

Attest:	____________________		Attest: ______________________



		TRANSFER AGENT AND SHAREHOLDER SERVICING
			ANNUAL FEE SCHEDULE
		----------------------------------------

							Exhibit A
							=========

		Separate Series of The Managers Trust II
		----------------------------------------
Name of Series
--------------
	Managers Fixed Income Fund (Class A, B, C & Y Shares)
	Managers High Yield Fund (Class A, B, C & Y Shares)
	Managers Balanced Fund (Class A, B, C & Y Shares)
	Managers Mid-Cap Fund (Class A, B, C & Y Shares)
	Managers 20 Fund (Class A, B, C & Y Shares)
	Managers Convertible Securities Fund (Class A, B, C & Y Shares)

Annual Fee
----------
	$15.00 per shareholder account - no-load fund
	$17.00 per shareholder account - load fund
	Minimum annual fee of $10,000 per class

Extraordinary services quoted separately.

Plus Out-of-Pocket Expenses, including but not limited to:


Telephone - toll free lines		Retention of records
Postage					Microfilm/fiche of records
Programming				Special reports
Stationery/envelopes			ACH fees
Insurance				NSCC charges
Proxies	All other out-of-pocket expenses



ACH Shareholder Services
	$125.00 per month per fund group
	$  .50 per account setup and/or change
	$  .50 per ACH item
	$5.00 per correction, reversal, return item

File Transfer - $160/month and $.01/record

Qualified Plan Fees (Billed to Investors)  *


Annual maintenance fee per account	$  12.50 / acct. (Cap at $25.00 per SSN)
Education IRA				$    5.00 / acct. (Cap at $25.00 / per SSN)
Transfer to successor trustee		$  15.00 / trans.
Distribution to participant		$  15.00 / trans. (Exclusive of SWP)
Refund of excess contribution		$  15.00 / trans.
Select requests				$200.00 / trans



Additional Shareholder Fees (Billed to Investors)

				Any outgoing wire transfer $12.00 / wire
Return check fee		$20.00 / item
Stop payment			$20.00 / stop
(Liquidation, dividend, draft check)
Research fee 	$  5.00 / item
(For requested items of the second calendar year [or previous] to the request)(Cap at $25.00)



Fees and out-of-pocket expenses are billed to The Managers Trust II monthly.

===========================================================================

Exhibit (i)(iii)	Legal Opinion

===========================================================================


October 31, 2003



Managers Trust II
40 Richards Avenue
Norwalk, Connecticut 06854



Ladies and Gentlemen:

As counsel to Managers Trust II (the "Trust"), we have been asked to render our opinion in connection with the issuance by the Trust of an unlimited number of shares, $.001 par value per share (the "Shares"), of the Trust representing interests in the Managers Science & Technology Fund, Managers 20 Fund, Managers Mid-Cap Fund, Managers Large-Cap Fund, Managers Balanced Fund, Managers Convertible Securities Fund, Managers High Yield Fund, Managers Fixed Income Fund, each a portfolio series of the Trust, as more fully described in the prospectus and statement of additional information contained in Post-Effective Amendment No. 27 (the "Amendment") to the Registration Statement on Form N-1A (Registration No. 033-43089) of the Trust.
We have examined the Trust's Amended and Restated Declaration of Trust dated June 1, 1992, as amended to date, the By-Laws of the Trust, certain resolutions adopted by the Board of Trustees of the Trust, the prospectus and statement of additional information which form a part of the Amendment and such other documents as we deemed necessary for purposes of this opinion.

Based upon the foregoing, we are of the opinion that the Shares, when sold in accordance with the terms of the prospectus and statement of additional information relating to the Shares, as in effect at the time of the sale, will be legally issued, fully-paid and non-assessable by the Trust.

We also hereby consent to the reference to this firm in the prospectus and statement of additional information which form a part of the Amendment and to a copy of this opinion being filed as an exhibit to the Amendment.


Very truly yours,


[Signature Omitted]


GOODWIN PROCTER LLP

===========================================================================

Exhibit (m)(ii)		Plan of Distribution pursuant to Rule 12b-1

===========================================================================


		Plan of Distribution Adopted
		   Pursuant to Rule 12b-1
		For Class A, Class B, Class C
		     and Class Y Shares

		   THE MANAGERS TRUST II
		     ____________, 2003

       WHEREAS, The Managers Trust II, an unincorporated association of the type commonly known as a business trust organized under The Commonwealth of Massachusetts (the "Trust"), engages in business as an open-end management investment company and is registered as such under the Investment Company Act of 1940, as amended (the "1940 Act"); and

       WHEREAS, the Trust has established several separate series of shares, each of which represents a separate portfolio of investments, and may establish additional series of shares (each series of the Trust shall be referred to herein as a "Fund"); and

       WHEREAS, the Trust is authorized to issue shares of each Fund in one or more classes (each a "Class"); and

       WHEREAS, the Trust may enter into one or more agreements with the principal underwriter of the Trust (the "Distributor") and/or one or more other underwriters, distributors, dealers, brokers, banks, trust companies and other financial intermediaries for the sale of the shares of each Class and/or the servicing or maintenance of accounts for the beneficial owners of the shares of each Class (each, an "Agreement"); and

       WHEREAS, the Trust desires to adopt a Plan of Distribution and Service (the "Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to those Classes of the Funds listed on Schedule A hereto, as such schedule may be amended from time to time, (each a "Designated Class" and collectively the "Designated Classes") and the Board of Trustees as a whole (the "Trustees"), and the Trustees who are not interested persons of the Trust (as defined in the Act) and who have no direct or indirect financial interest in the operation of this Plan or any Agreement (the "Qualified Trustees"), having determined, in the exercise of their reasonable business judgment and in light of their fiduciary duties under state law and under Section 36(a) and (b) of the Act, that there is a reasonable likelihood that this Plan and such Agreements will benefit the Trust, each Fund and the shareholders thereof, have accordingly approved this Plan and the Agreements by votes cast in person at a meeting called for the purpose of voting on this Plan and the Agreements.

       NOW, THEREFORE, the Trust, with respect to each Designated Class, hereby adopts this Plan in accordance with Rule 12b-l, on the following terms and conditions:

1. Each Fund shall pay to the Distributor, as compensation for distributing each Designated Class's shares and for servicing shareholder accounts, a fee for each Designated Class computed at the annual rate set forth on Schedule A hereto, as such schedule may be amended from time to time. The fees shall be payable regardless of whether those fees exceed or are less than the actual expenses incurred by the Distributor with respect to that Designated Class in a particular year. Such compensation shall be calculated and accrued daily and paid monthly or at such other intervals as the Trustees may determine.

2. (a)	As principal underwriter of each Designated Class's shares,
the Distributor may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of such shares, including, but not limited to, compensation to employees of the Distributor; compensation to the Distributor and to brokers, dealers or other financial intermediaries that have a Selling Group Agreement in effect with the Distributor ("Authorized Dealers"); expenses of the Distributor and Authorized Dealers, including overhead, salaries, and telephone and other communication expenses;
the printing of prospectuses, statements of additional information, and reports for other than existing shareholders; and the preparation, printing, and distribution of sales literature and advertising materials.

(b)	The Distributor may spend such amounts as it deems
appropriate on the servicing of shareholder accounts, including, but not limited to, maintaining account records for shareholders; answering inquiries relating to shareholders' accounts, the policies of the Funds and the performance of their investments; providing assistance and handling transmission of funds in connection with purchase, redemption and exchange orders for shares; providing assistance in connection with changing account setups and enrolling in various optional services; and producing and disseminating shareholder communications or servicing materials; and may pay compensation and expenses, including overhead, salaries, and telephone and other communications expenses, to Authorized Dealers and employees who provide such services.

3. This Plan shall not take effect with respect to any Class of a Fund until the Plan, together with any related agreement(s), has been approved for that Class of the Fund. by votes of a majority of both (a) the Trustees and (b) those Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the "Rule 12b-1 Trustees") cast in person at a meeting called for the purpose of voting on the Plan and such related agreement(s); and only if the Trustees who approve the Plan have reached the conclusion required by Rule 12b-1(e) with respect to that Class's shares.

4. This Plan shall remain in effect for one year from the date above written and shall continue in effect with respect to each Designated Class thereafter so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in paragraph 3.

5. The Distributor shall provide to the Trustees and the Trustees shall review, at least quarterly, a written report of the amounts expended by the Distributor under the Plan and the purposes for which such expenditures were made.

6. This Plan may be terminated with respect to any Designated Class at any time by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Designated Class, voting separately from any other Class.

7. This Plan may not be amended to increase materially the amount of compensation payable by any Designated Class under paragraph 1 hereof unless such amendment is approved by a vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Designated Class, voting separately from any other Class.
No material amendment to the Plan shall be made unless approved in the manner provided in paragraph 3 hereof.

8. While this Plan is in effect, the selection and nomination of Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) shall be committed to the discretion of the Trustees who are themselves not such interested persons.

9. The Trust shall preserve copies of this Plan and any related agreements and all reports made pursuant to paragraph 5 hereof, for a period of not less than six years from the date of the Plan, any such agreement, or any such report, as the case may be, the first two years in an easily accessible place.
Dated:  _______________, 2003

			THE MANAGERS TRUST II
		  Plan of Distribution and Service
		        Pursuant to Rule 12b-1

			      SCHEDULE A
			      ----------
Series						Annual Fee
-----------------------------			----------
Managers 20 Fund
Class A						0.50%
Class B						1.00%
Class C						1.00%

Managers High Yield Fund
Class A						0.50%
Class B						1.00%
Class C						1.00%

Managers Mid-Cap Fund
Class A						0.50%
Class B						1.00%
Class C						1.00%

Managers Balanced Fund
Class A						0.50%
Class B						1.00%
Class C						1.00%

Managers Fixed Income Fund
Class A						0.50%
Class B						1.00%
Class C						1.00%

Managers Convertible
Securities Fund
Class A						0.50%
Class B						1.00%
Class C						1.00%

Managers Large-Cap Fund
Class A						0.50%
Class B						1.00%
Class C						1.00%

Managers Science &
Technology
Class A						0.50%
Class B						1.00%
Class C						1.00%

===========================================================================

Exhibit (o)(v)		Code of Ethics of 40|86 Advisors, Inc. Adopted
			as of August 2003

===========================================================================



		CERTIFICATION OF COMPLIANCE
		   40|86 ADVISORS, INC.
		---------------------------

To:	Chief Compliance Officer

	I have read in detail and understand the 40|86 Advisors, Inc. Code of Ethics, dated August 2003, and will comply in all respects with the policies and procedures contained therein.






	Signature:	____________________________

	Print Name:	____________________________

	Date:		____________________________


							8/03

ANNUAL CERTIFICATION OF COMPLIANCE
40|86 ADVISORS, INC.


To:	Chief Compliance Officer


	I have read and understand the 40|86 Advisors, Inc. Code of Ethics, dated August 2003, to which I am subject. During the
period from _____________________      to the date of this annual
certification, I have complied in all respects with the policy and procedures contained in the Code of Ethics, including the annual disclosure to 40|86 Advisors, Inc. of all personal securities holdings in which I have any direct or indirect beneficial ownership.*



	Signature:	_____________________________

	Print Name:	_____________________________

	Date:		_____________________________














*	In addition to the securities holdings reported on my broker-dealer statement(s) for the preceding calendar year end, I directly or indirectly beneficially own the following securities at such date.
(If none, please so state):


Complete Security Description:	Number of Shares
(Name)				(Stock) or Par
(Coupon)			(Bonds)
(Maturity Date)
------------------------------	-----------------




						8/03

			40|86 ADVISORS, INC.

			PRIOR CLEARANCE FORM
		for Personal Securities Transactions


The undersigned seeks clearance for the following trade(s) to be effected today, ___________ ,__________.




Complete Security Description	No of Shares	Buy, Sell, Short,	Broker-dealer
(Name)				(Stock) or Par	Gift, etc.		or Bank Involved
(Coupon)			(Bonds)
(Maturity Date)
_____________________________	______________	______________________	___________________














	____________________________
	(Signature of Access Person)

	______________
	(Printed Name)



The foregoing transaction(s) has (have) been cleared for trading on this date.


	_________________________________
	(Signature of Designated Officer)











Note:	A copy of this completed form (including the signatures of both the Access Person and the Designated Officer) must be returned to, or left with, the Designated Officer.



							8/03

		40|86 ADVISORS, INC.
		--------------------
	REPORT OF PERSONAL SECURITIES TRANSACTIONS
	------------------------------------------

In compliance with the Investment Advisers Act of 1940,
Regulation 204-2(a) (12) and the Company's Code of Ethics, the following securities transactions(s) are listed.
Include any transactions in warrants, convertible issues, puts, calls, straddles, short sales, or other direct or indirect transactions in securities. List your personal transactions, transactions made on your behalf in the name of another person, transactions made by an immediate member of your family--parent, spouse, children, or other person living in your household, or transactions on behalf of any other person, and others in which you have beneficial ownership. "Security" is defined in Section II.(N) of the Code of Ethics.


Please Check [] only if this is a Single Transaction Report:

Consolidated Quarterly Report for calendar quarter ending ________________ .

Must be filed not later than 10 days after end of quarter. If you had no securities transactions during the quarter, please so indicate. If all your securities transactions during this period were already reported to the Adviser by your broker-dealer and will not be reported below, please so indicate.



Complete Security	No. of Shares	Trade 	Transaction *	Price	Broker-Dealer or Bank	Direct
Description:		Stock or 	Date				Involved		or
(Name)			Par Bonds								Inderect
(Coupon)
(Maturity Date)
-----------------------	--------------	-------	--------------	-------	----------------------	--------








* buy, sell, short, gift, etc.

I hereby certify that the above securities transactions represent all transactions for the period indicated in which I had a direct or indirect interest, except for transactions exempted by Section III(A), (B) and
(C) of the Code of Ethics and that I received clearance from the Designated Officer immediately prior to my effecting the transactions(s) set forth above. I further certify that during such period I did not communicate nor use any material, non-public information in violation of Section IV.D. of the Code of Ethics.

	__________________________
	(Signature)

	__________________________
	(Date)

	Reviewed by: _____________

							8/03

			CODE OF ETHICS
			     FOR
		     40|86 ADVISORS, INC.
		     --------------------


I.	STATEMENT OF POLICY:
	--------------------
	This Code of Ethics (hereinafter "Code") is adopted under Rule 17j-1 promulgated by the Securities and Exchange Commission pursuant to Section 17(j) of the Investment Company Act of 1940 (the "Investment Company Act") and under the Insider Trading and Securities Fraud Enforcement Act of 1988 (the "Insider Trading Act"). In general, the Investment Company Act and Rule 17j-1 impose an obligation on registered investment companies and on certain registered investment advisers and registered broker-dealers to adopt written compliance procedures and a Code of Ethics covering securities activities of their directors, officers and certain employees. This Code is designed to ensure that those individuals who have access, due to their duties and responsibilities with 40|86 Advisors, Inc. (hereinafter the "Adviser") to material, non-public information regarding the activities of the Adviser, or to information about the portfolio securities and the activities of the Adviser and its Clients, do not intentionally use such information for their personal benefit.

	The Code is intended to cover all Access Persons (as hereinafter defined) of the Adviser. All Access Persons are subject to and bound by the terms of this Code. It is not the intention of this Code to prohibit personal securities transactions by Access Persons, but rather to prescribe rules designed to prevent actual and apparent conflicts of interest. While it is not possible to specifically define and prescribe rules addressing all possible situations in which conflicts may arise, this Code sets forth the Adviser's policy regarding conduct in those situations in which conflicts are most likely to develop.

	Every Access Person should keep the following general principles in mind in discharging his or her obligations under the
Code:

	(A)	No Access Person should knowingly place his or her own
		interests ahead of the Adviser or its Clients; and

	(B)	No Access Person should use knowledge of the activities
		of the Adviser or its Clients to his or her profit or advantage.

II.	DEFINITIONS:
	------------
	(A)	"Access Person" means any director, officer or Advisory
		Person of the Adviser.

	(B)	"Adviser" means the investment adviser, 40|86 Advisors, Inc.

	(C)	"Advisory Person" means any employee of the Adviser, or any
		company or natural person in a control relationship to the Adviser, who, in connection with his regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by the Client, or whose functions relate to the making of any recommendations with respect to such purchases or sales.

	(D)	"Beneficial Ownership" shall be interpreted in the same
		manner as it would be in determining whether a person is subject to the provisions of Section 16 of the Securities Exchange Act of 1934 and the rules and regulations thereunder, except that it applies to all securities which an Access Person has or acquires. Beneficial ownership includes direct or indirect pecuniary interest in securities, such as securities held by members of a person's immediate family sharing the same household.

	(E)	"Board" means the Board of Directors of the Adviser.


Page 1 of 9						8/03

	(F)	"Client" means any corporation, insurance company,
		individual, pension plan, endowment, institution, investment company, separate account, trust, business trust, or subsidiary of Conseco, Inc. or its subsidiaries, who, for a fee, has selected the Adviser to act on its behalf in the offering of portfolio management, investment consulting, or other advisory services.

	(G)	"Conseco" means Conseco, Inc.

	(H)	"Control" means the power to exercise a controlling
		influence over the management of policies of a company (Section 2(a)(9) of the Investment Company Act).

	(I)	"Designated Officer" means the Chief Compliance Officer or,
		in his absence, the President of the Adviser.

	(J)	"Director" means a member of the Board of Directors of the
		Adviser.

	(K)	"He" or "his" includes feminine gender.

	(L)	"Investment Company" means a company registered as such
		under the Investment Company Act and for which the Adviser is the investment adviser.

	(M)	"Purchase or sale of a security" includes, inter alia, the
		writing of an option to purchase or sell a security and the exercise of a stock option.

	(N)	"Security" includes any note, stock, treasury stock, bond,
		debenture, evidence of indebtedness, certificate of interest or participation in any profit-sharing agreement, collateral-trust certificate, investment contract, limited partnership shares, etc. (as defined in Section 2(a)(36) of the Investment Company Act). "Security" shall not include shares of registered open-end investment companies, securities issued by the United States Government, short-term debt securities which are "government securities" (meaning any security issued or guaranteed as to principal or interest by the United States, or by any person acting as an instrumentality of the United States government, per
		Section 2(a)(16) of the Investment Company Act), bankers acceptances, bank certificates of deposit, commercial paper, and any other money market instrument as designated by the Board.

	(O)	A security is "being considered for purchase or sale" when a
		recommendation has been made and communicated, or when a person who participates in making recommendations performs investigative or analytical work for the purpose of making a recommendation or when there is an outstanding order to purchase or sell that security for a Client.

III.	EXEMPTED TRANSACTIONS:
	----------------------
	The prohibitions of Section IV of this Code shall not apply to the following transactions:

	(A)	Purchases or sales effected in any account over which the
		Access Person has no direct or indirect influence or control;

	(B)	Purchases or sales which are non-volitional on the part of
		either the Access Person or the Adviser;

	(C)	Purchases which are part of an automatic dividend
		reinvestment plan;

	(D)	Purchases effected upon the exercise of rights issued by an
		issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from the issuer;


Page 2 of 9						8/03

	(E)	Purchases or sales of securities which are not eligible for
		purchase or sale by any Client (any Access Person desiring to engage in such a transaction should obtain the prior written approval of the Designated Officer);

	(F)	Purchases or sales which receive prior written approval from
		the Designated Officer because they are only remotely potentially harmful to the Client because they are unlikely to affect a highly institutional market, or because they are clearly not related economically to the securities to be purchased, sold or held by the Client;

	(G)	Purchases or sales of securities which are not then being
		purchased or sold by the Adviser on behalf of any Client or considered for purchase or sale by the Client, provided that the Access Person has first obtained the prior written approval of the Designated Officer;

	(H)	Purchases of securities which are then being sold or
		considered for sale by the Adviser on behalf of the Client and sales of securities which are then being purchased or considered for purchase by the Adviser on behalf of the Client. The Designated Officer must give prior written permission and will require written explanations for all such trades by an Access Person; and

	(I)	Purchases or sales of other securities of the same issuer
		whose securities are being purchased or sold or considered for purchase or sale by the Adviser on behalf of a Client. However all equity securities of an issuer shall be deemed the same security and all debt securities of an issuer shall be deemed the same security.

		The reporting requirements of Section V of the Code shall remain applicable to all of the above transactions, except that no person shall be required to make a report with respect to the transactions listed in paragraphs (A), (B) and (C) above.

IV.	PROHIBITED TRANSACTIONS:
	------------------------
	The following prohibitions shall apply to this Code:

	A.	Purchases and Sales of Securities.
		----------------------------------
		No Access Person shall purchase or sell, directly or indirectly, any security in which he has, or by reason of such transaction acquires, any direct or indirect beneficial ownership and which security to his knowledge at the time of such purchase and sale:

		(1)	is being considered for purchase or sale by the
			Adviser on behalf of any Client, or

		(2)	is being purchased or sold by the Adviser on behalf of
			any Client.

		It is the responsibility of every Access Person, prior to effecting a purchase or sale of any security in which he has, or acquires, any direct or indirect beneficial ownership, to ascertain whether such security is being purchased or sold, or is being considered for purchase or sale, by the Adviser for a Client. In order to confirm that such security is not then being purchased or sold or being considered for purchase or sale on behalf of any Client, the Access Person must seek and receive prior written clearance for the proposed trade from the Designated Officer. The Designated Officer will first review the Restricted Securities List. Subject to the following paragraphs, if the security which the Access Person wishes to trade is not on this List at the time in question, the Designated Officer may clear the Access Person to trade the security on that same day.

		The Restricted Securities List is the list of those securities which are either being considered for purchase or sale by the Adviser on behalf of any Client (including securities which are being held for trading and may be expected to be sold at any time) and those securities being purchased or sold by the Adviser on behalf of any Client. This List will be prepared and updated each business

Page 3 of 9						8/03
		day by the Adviser in the form of CTI/iTrade software system data files composed of the Adviser's previous day's trading, the Sub-Advisers' previous day's trading and any securities or issuers otherwise restricted for trading by the Adviser.
		The Restricted Securities List shall contain all securities which the Adviser on behalf of its Clients is purchasing or selling or considering for purchase or sale. It will be the duty of the Adviser to place on the Restricted Securities
		List all such securities as promptly as possible. If there is any type or class of securities as to which the Adviser cannot readily determine which securities it is trading or considering for trade, such type or class of securities will be so identified by the Adviser whether on the Restricted Securities List or otherwise; any Access Person wishing to trade in any such security must first seek and receive prior written clearance for his trade from the Designated Officer. The Access Person must submit a copy of any such clearance prior to or with his report on such trade pursuant to
		Section V below.

		Reliance on the above-mentioned prior written clearance by an Access Person shall be conclusive evidence that such Person was not aware that such security was being purchased or sold, or considered for purchase or sale, as the case may be, except in the case of an Access Person who because of his or her position as trader, portfolio manager or securities analyst or because of special access to knowledge concerning that security had, or should have had, knowledge concerning such purchase or sale of such consideration for purchase or sale.

		In any event, no Access Person, who because of his or her position has actual knowledge about the impending or actual purchase or sale or consideration of a purchase or sale of a security by the Adviser on behalf of any Client prior to the publication of such security on the Restricted Securities List, may purchase or sell such security until such security is thereafter removed from the Restricted Securities List.

	B.	Purchases and Sales of Recommended Securities by Analysts or
		Portfolio Managers.
		-------------------------------------------------------------
		No Access Person shall purchase or sell a security, in which he has or acquires any direct or indirect beneficial interest, following the preparation of a written recommendation by such Access Person that such security be purchased or sold until such time as it is determined that such recommendation will not be acted upon or until such time as it is removed from the Restricted Securities List, if longer.

		Any Access Person who manages a Client's portfolio shall not purchase or sell a security eligible for purchase by that portfolio within seven calendar days before or after that portfolio trades in that security; this prohibition does not apply to a sale of such a security by such portfolio manager within seven calendar days after a sale of such security by that portfolio or to his purchase of such security within seven calendar days after a purchase of such security by that portfolio. Any profits realized on trades within the periods proscribed in Sections IV.A. and IV.B. above must be disgorged to the Adviser for the benefit of the affected Clients.

	C.	Receipt of Gifts, etc.
		----------------------
		No Access Person or a member of his or her family shall seek or accept gifts, favors, compensation or deals in securities more favorable than those offered to the public from any broker, dealer, investment adviser, financial institution or other supplier of goods and services to the Adviser or from any company whose securities have been purchased or sold or considered for purchase or sale by the Adviser. The foregoing provision shall not prohibit any benefit, direct or indirect, in the form of compensation to the Access Person from any entity under common control with the Adviser for bona fide services rendered as an officer, member of the Board or employee of such entity. This prohibition shall not apply to:

		(1)	lunches or dinners conducted for business purposes;

		(2)	cocktail parties or similar social gatherings
			conducted for business purposes; or

Page 4 of 9						8/03

		(3)	gifts of small value, usually in the nature of
			reminder advertising, such as pens, calendars, etc.

	D.	Material, Non-public Information and Insider Trading.
		-----------------------------------------------------
		(1)	General.  No Access Person may buy or sell securities
			on the basis of non-public "material information" known by the Access Person or "tip" other persons about such information. Any violation of these restrictions may subject the Adviser and the Access Person to serious criminal and civil liabilities and sanctions, including up to $1 million in criminal fines, up to 10 years in jail and civil penalties up to three times the illegal profit gained or loss avoided. In addition to governmental fines and other sanctions, private actions brought by "professional plaintiffs" against public companies and their insiders have become quite common and can involve substantial costs, both monetary and in terms of time, even if the claim ultimately is dismissed. Equally important, any appearance of impropriety on the part of the Adviser or its insiders could impair investor confidence in the Adviser and severely damage its reputation and business relationships. Accordingly, considerable care should be taken to avoid even inadvertent violations. In light of these restrictions, the Adviser has adopted a general policy that the Adviser's personnel may not trade in securities of Conseco, Inc. or its publicly-held affiliates ("Conseco") or any other company while in possession of non-public, material information. Each Access Person should obtain approval from Conseco's legal department prior to trading in Conseco securities.

			Each Access Person is also prohibited from directly or indirectly disclosing material, non-public information about any issuer to any other person, including family members and relatives, except for persons who have a legitimate need to know.

		(2)	Trading in Conseco or Client Securities.  Each Access
			Person and his family members who share his household should not, under any circumstances, trade options for, or sell "short," any securities of Conseco. No Access Person shall buy or sell the equity securities issued by any Client that is not affiliated with Conseco, Inc. or the derivatives of such equity securities without first obtaining written approval from an appropriate representative of the Client.

		(3)	Material Information.  The term "material
			information," as used in this Statement of Policy, means information relating to a company, its business operations or securities, the public dissemination of which would likely affect the market price of any of its securities, or which would likely be considered important by a reasonable investor in determining whether to buy, sell or hold such securities. While it is impossible to list all types of information that might be deemed material under particular circumstances, information dealing with the following subjects is often found material: internal forecasts or budgets; dividends; major new discoveries or advances in research; acquisitions, including mergers and tender offers; sales of substantial assets; changes in debt ratings; significant writedowns of assets or additions to reserves for bad debts or contingent liabilities; liquidity problems; extraordinary management developments; public offerings; major price or marketing changes; labor negotiations; and significant litigation or investigations by governmental bodies. Information about a company generally is not material if its public dissemination would not have an impact on the price of the company's publicly traded securities. It should be noted that either positive or adverse information may be material.

		(4)	No Use or Solicitation of Inside Information.  No
			Access Person shall utilize material, non-public information about any issuer of securities in the course of rendering investment advice or making investment decisions on behalf of Clients. No Access


Page 5 of 9						8/03

			Person should solicit from any issuer of securities any such material, non-public information. Any Access Person inadvertently receiving non-public information regarding securities held by any Client should notify the Designated Officer or any Vice President of the Adviser immediately.

	E.	Confidentiality.
		----------------
		Serious problems could arise for the Adviser and any Access Person by any unauthorized disclosure of internal information about Conseco, Inc. or its affiliated companies including the Adviser (the "Conseco Companies"), or a Client whether or not for the purpose of facilitating improper trading in the securities of a Conseco Company or a Client. It is the Adviser's policy that no Access Person should discuss internal Conseco Company or Client matters or developments with anyone outside of the Conseco Companies (including family members, relatives and friends), except as required in the performance of his regular employment duties. Similarly, no Access Person should discuss Conseco Company or Client affairs in public or quasi-public areas where your conversation may be overhead (e.g., restaurants, restrooms, elevators, etc.). This prohibition also applies to inquiries about Conseco Companies or Clients which may be made by the financial press, investment analysts or others in the financial community. It is important that all such communications on behalf of the Conseco Companies or the Adviser be made only through authorized individuals. If you receive any inquiries of this nature, you should decline comment and refer the inquirer directly to the Conseco Companies' investor relations spokesman, James Rosensteele, at (317) 817-2893.

	F.	Initial Public Offerings.
		-------------------------
		No Access Person shall purchase a security, in which he by reason of such transaction acquires any direct or indirect beneficial interest, in an initial public offering.

	G.	Private Placements.
		-------------------
		No Access Person shall purchase a security, in which he by reason of such transaction acquires any direct or indirect beneficial interest, in a private placement, without obtaining the prior written approval of the Designated Officer. In giving his approval, the Designated Officer must consider, among other factors, whether the investment opportunity should be reserved for a Client and whether the opportunity is being offered to the individual by virtue of his position as an Access Person. Any Access Person who has been authorized to so acquire securities must disclose that investment when he plays a part in any subsequent consideration of an investment in the issuer by any Client. In such circumstances, such decision for a Client to purchase securities of that issuer must be reviewed independently by other investment personnel of the Adviser who have no personal interest in the issuer.

	H.	Directorships of Publicly Traded Companies.
		-------------------------------------------
		No Access Person may serve on the boards of directors (or equivalent governing bodies) of publicly traded companies, except the Board of Directors of the Adviser's parent company, unless that Access Person first obtains in writing the prior approval of the Designated Officer if the latter is satisfied that the Access Person will normally be isolated from the investment making decisions of the Adviser for its Clients.

V.	REPORTING REQUIREMENTS:

	A.	In General.
		-----------
		1.	Every Access Person shall direct his broker to supply
			to the Designated Officer, on a timely basis, duplicate copies of confirmations of all security transactions in which such

Page 6 of 9						8/03

			Access Person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership in the security and copies of periodic statements for all securities accounts.

		2.	Every Access Person shall report to the Designated
			Officer the information with respect to the transactions in any security in which such Access Person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership in the security; provided, however, that an Access Person shall not be required to make a report with respect to transactions effected for any account over which such Access Person does not have any direct or indirect influence or control.

		3.	Notwithstanding the above, an Access Person need not
			duplicate information recorded pursuant to (i) Rule 204-2(a)(12) of the Investment Advisers Act of 1940, or (ii) the confirmations and statements supplied under paragraph V.A.1. above. The reporting under this Code will satisfy that Rule.

		4.	A Director of the Adviser who is not otherwise an
			Access Person need only report a transaction in a security if such member, at the time of that transaction, knew or, in the ordinary course of fulfilling his official duties as a Director, should have known that, during the 15-day period immediately preceding or after the date of the transaction by the Director, such security was purchased or sold by the Adviser or was being considered for purchase or sale by the Adviser. Any Director, who pursuant to the preceding sentence is not required to report any transaction in a security during the period in question, need not make any other report or disclosure of personal securities holdings during such period under this Section V.

	B.	Report Contents.
		----------------
		Every report under Paragraph V.A.2. shall be made not later than ten (10) days after the end of the calendar quarter in which the transaction to which the report relates was effected, and unless such information has been supplied under paragraph V.A.1. above, shall contain the following information:

		(1)	The date of the transaction, the title and the number
			of shares or the principal amount of each security involved;

		(2)	The nature of the transaction (i.e., purchase, sale or
			any other type of acquisition or disposition);

		(3)	The price at which the transaction was effected; and

		(4)	The name of the broker, dealer or bank with or through
			whom the transaction was effected.

		Any such report may contain a statement that the report shall not be construed as an admission of direct or indirect beneficial ownership in said security.


	C.	Review.
		-------
		The Chief Compliance Officer shall review or supervise the review of the personal securities transactions reported pursuant to Section V. As part of the review, each such reported securities transaction may be compared against the portfolio transactions of Clients to determine whether a violation of this Code may have occurred. If the Chief Compliance Officer believes that a violation may have occurred, he may submit the pertinent information regarding the transaction to,


Page 7 of 9						8/03
		and consult with the General Counsel of Conseco. The Chief Compliance Officer shall evaluate whether a material violation of this Code has occurred, taking into account all the exemptions provided under Section III. Before making any determination that a violation has occurred, the Chief Compliance Officer shall give the person involved an opportunity to supply additional information regarding the transaction in question and shall consult with counsel, if any, for the Access Person whose transaction is in question.

	D.	Annual Disclosure and Certification.
		------------------------------------
		Every Access Person shall disclose all securities in which he has any direct or indirect beneficial ownership in the securities upon the commencement of his employment and thereafter on an annual basis. Every Access Person shall certify annually that he has read and understands this Code of Ethics and is subject thereto and that he has reported or disclosed all personal securities trades required to be reported or disclosed thereunder.

VI.	SANCTIONS.
	----------
	If the Chief Compliance Officer determines that a material violation of the Code or of the Insider Trading Act has occurred, he shall provide a written report of his determination to the Board, as is appropriate under the circumstances, for such further action and sanctions as such Board deems appropriate, which may include, but shall not be limited to, a letter of censure, suspension with pay, termination of employment or disgorgement of any profits realized on transactions in violation of this Code.
	If a securities transaction of a Designated Officer is under consideration, the General Counsel of Conseco shall act in all respects in the manner prescribed herein for the Designated Officer.

VII.	MISCELLANEOUS PROVISIONS.
	-------------------------
	A.	Records.
		--------
		The Chief Compliance Officer shall maintain records in the manner and to the extent set forth below, which records may be maintained on film or computer storage medium under conditions described in Rule 31a-2(f)(1) under the 1940 Act and shall be available for examination by representatives of the Securities and Exchange Commission:

		(1)	A copy of this Code and any other code which is, or at
			any time within the past five (5) years has been in effect, shall be preserved in an easily accessible place;

		(2)	A record of any violation of this Code and of any
			action taken as a result of such violation shall be preserved in an easily accessible place for a period of not less than five (5) years following the end of the fiscal year in which the violation occurs;

		(3)	A copy of each report made by the Access Person
			pursuant to this Code shall be preserved for a period of not less than five (5) years from the end of the fiscal year in which it is made, the first two (2) years in an easily accessible place; and

		(4)	A list of all persons who are, or within the past five
			(5) years have been, required to make reports pursuant to this Code shall be maintained in an easily accessible place.

	B.	Confidentiality of Reports.
		---------------------------
		All reports of securities transactions and any other information filed with the Designated Officer or furnished to any person pursuant to this Code shall be treated as confidential, but are subject to review as provided herein and by representatives of the Securities and Exchange Commission or of the client investment company.


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




	C.	Interpretation of Provisions.
		-----------------------------
		The Board may from time to time adopt such interpretation of this Code as they deem appropriate.

	D.	Effect of Violation of this Code.
		---------------------------------
		In adopting Rule 17j-1, the Commission specifically noted in Investment Company Act Release No. IC-11421 (Oct. 31, 1980) that a violation of any provision of a particular code of ethics, such as this Code, would not be considered a per se unlawful act prohibited by the general anti-fraud provisions of that Rule. In adopting this Code of Ethics, it is not intended that a violation of this Code is or should be considered to be a violation of Rule 17j-1.


Attachments:
------------
	Certification of Compliance (To be signed by all Access Persons of the Adviser)

	Annual Certification of Compliance (To be signed annually)

	Report of Personal Securities Transactions (To report quarterly or for single transactions)

	Prior Clearance Form (To be completed prior to each transaction)


			Page 9 of  9			8/03

===========================================================================

Exhibit (o)(vi)		Code of Ethics of Oak Associates, ltd. Adopted
			as of April 1, 1995

===========================================================================

			CODE OF ETHICS
			  ADOPTED BY
		      OAK ASSOCIATES, LTD.
		     PURSUANT TO RULE 17J-1
	UNDER THE INVESTMENT COMPANY ACT OF 1940
			(REVISED MAY 2000)


1. Purposes
-----------
	This Code of Ethics ("Code") has been adopted by Oak Associates, ltd. ("Oak"), an Ohio limited liability company, in accordance with Rule 17j-1(b) under the Investment Company Act of 1940 (the "Act") and in accordance with the following general principles:

	(a) The duty at all times to place the interests of shareholders first.

	Oak investment advisory personnel should scrupulously avoid serving their own personal interests ahead of the interests of shareholders of mutual funds advised by Oak in any decision relating to their personal investments.

	(b) The requirement that all personal securities transactions be conducted consistent with the Code and in such a manner as to avoid any actual or potential conflict of interest or any abuse of an individual's position of trust and responsibility.

	Oak investment advisory personnel must not only seek to achieve technical compliance with the Code but should strive to abide by its spirit and the principles articulated herein.

	(c) The fundamental standard that Oak investment advisory personnel should not take inappropriate advantage of their positions.

	Oak investment advisory personnel must avoid any situation that might compromise, or call into question, their exercise of fully independent judgment in the interest of Fund shareholders, including, but not limited to the receipt of unusual investment opportunities, perquisites, or gifts of more than a deminimis value from persons doing or seeking business with a Fund.

	Rule 17j-1 under the Act generally proscribes fraudulent or manipulative practices with respect to purchases or sales of securities held or to be acquired by investment advisors to investment companies, if effected by associated persons of such companies.

The purpose of the Code is to establish procedures consistent with the Act and Rule 17j-1 to give effect to the following general prohibitions as set forth in rule 17j-1:

(1) 	It is unlawful for any affiliated person of or principal underwriter for a registered investment company, or any affiliated person of an investment adviser of or principal underwriter for a registered investment company in connection with the purchase or sale, directly or indirectly, by such person of a security held or to be acquired, as defined in this section, by such registered investment company.

	(i) To employ any device, scheme or artifice to defraud such registered investment company;

	(ii) To make to such registered investment company any untrue statement of a material fact or omit to state to such registered investment company a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

	(iii) To engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon any such registered investment company; or

	(iv) To engage in any manipulative practice with respect to such registered investment company.

2. Definitions
--------------
	(a) "Access Person" means any director/trustee, officer, general partner or Advisory Person (including any Investment Personnel, as that term is defined herein) of Oak.

	(b) "Adviser/Subadviser" means Oak in its capacity as the adviser or subadviser of a Fund, or both, as the context may require.

	(c) "Advisory Person" means:

	(i) any employee of Oak (or of any company in a control relationship to any Fund or Oak) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding the purchase or sale of a security by a Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and

	(ii) any natural person in a control relationship to Oak who obtains information concerning recommendations made to a Fund with regard to the purchase or sale of a security.

	(d) "Beneficial Ownership" will be interpreted in a manner consistent with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934.

	(e) "Code" means this Code of Ethics.

	(f) "Compliance Officer" means the person designated by Oak as having responsibility for compliance with the requirements of the Code.

	(g) "Control" will have the same meaning as that set forth in Section 2 (a) (9) of the Act.

	(h) "Disinterested Director/Trustee" means a Director/Trustee of a Fund who is not an "interested person" of such Fund within the meaning of
Section 2(a)(19) of the Act.

	(i) "Fund" means each investment company registered the Act as to which Oak is an Adviser or Subadviser.

	(j) "Initial Public Offering" means an offering of securities registered under the Securities Act of 1933, the issuer of which, immediately before the registration, was not subject to the reporting requirements of the Securities Exchange Act of 1934.

	(k) "Investment Personnel" means Portfolio Managers and other Advisory Persons who provide investment information and/or advice to the Portfolio Manager(s) and/or help execute the Portfolio Manager's (s') investment decisions, including securities analysts and traders.

	(l) "Oak" means Oak Associates, ltd.

	(m) "Portfolio Manager" means any Advisory Person who has the direct responsibility and authority to make investment decisions for a Fund.

	(n) "Purchase or sale of a Security" includes, inter alia, the writing of an option to purchase or sell a security.

	(o) "Security" will have the meaning set forth in Section 2(a)(36) of the Act, except that it will not include shares of registered open-end investment companies, securities issued by the United States Government, short-term debt securities which are "government securities" within the meaning of Section 2(a)(16) of the Act, bankers' acceptances, bank certificates of deposit, commercial paper, high quality short-term debt instruments, including repurchase agreements, and such other money market instruments as are designated by the Compliance Officer. For purposes of the Code, an "equivalent Security" is one that has a substantial economic relationship to another Security. This would include, among other things,

	(i) a Security that is convertible into another Security,

	(ii) with respect to an equity Security, a Security having the same issuer (including a private issue by the same issuer) and any derivative, option or warrant relating to that Security and

	(iii) with respect to a fixed-income Security, a Security having the same issuer, maturity, coupon and rating.

3. Applicability
----------------
The prohibitions described below will only apply to a transaction in a Security in which the designated Access Person has, or by reason of such transaction acquires, any direct or indirect Beneficial Ownership.

4. Prohibited Purchases and Sales
---------------------------------
	(a) Initial Public Offerings. No Investment Personnel may acquire any securities in an Initial Public Offering.

	(b) Private Placements. No Investment Personnel may acquire any Securities in a private placement without express prior approval.

	(i) Prior approval must be obtained in accordance with the preclearance procedure described in Section 6 below. Such approval will take into account, among other factors, whether the investment opportunity should be reserved for a Fund and its shareholders and whether the opportunity is being offered to the Investment Personnel by virtue of his or her position with Oak.

	(ii) Investment Personnel who have been authorized to acquire securities in a private placement must disclose that investment to the chief investment officer (including his or her designee) of the Adviser/Subadviser (or of any unit or subdivision thereof) or the Compliance Officer when they play a part in any subsequent consideration of an investment by a Fund in the issuer. In such circumstances, a Fund's decision to purchase securities of the issuer will be subject to an independent review by appropriate personnel with no personal interest in the issuer.

	(c) Blackout Periods.

	(i) Except as provided in Section 5 below, Access Persons are prohibited from executing a securities transaction on a day during which any Fund has a pending "buy" or "sell" order in the same or an equivalent Security and until such time as that order is executed or withdrawn; provided, however, that this prohibition shall not apply to Disinterested Directors/Trustees except if they have actual knowledge of trading by any Fund and, in any event, only with respect to those Funds on whose boards they sit.

This prohibition shall also not apply to Access Persons of Oak who do not, in the ordinary course of fulfilling his or her official duties, have access to information regarding the purchase and sale of securities for a Fund; provided that securities investments effected by such Access Persons during the proscribed period are not effected with knowledge of the purchase or sale of the same or equivalent securities by any Fund.

	A "pending 'buy' or 'sell' order" exists when a decision to purchase or sell a Security has been made and communicated.

	(ii) Portfolio Managers are prohibited from buying or selling a Security within seven calendar days before or after a Fund trades in the same or an equivalent Security.

	(iii) If trades are effected during the periods proscribed in (i) or
(ii) above, except as provided in (iv) below with respect to (i) above, any profits realized on such trades will be immediately required to be disgorged to the applicable Fund.

	(iv) A transaction by Access Persons (other than Investment Personnel) inadvertently effected during the period proscribed in (i) above will not be considered a violation of the Code an disgorgement will not be required so long as the transaction was effected in accordance with the preclearance procedures described in Section 6 below and without prior knowledge of trading by any Fund in the same or an equivalent Security.

	(d) Short-Term Trading Profits. Except as provided in Section 5 below, Investment Personnel are prohibited from profiting from a purchase and sale, or sale and purchase, of the same or an equivalent Security within any 60 calendar day period. If trades are effected during the proscribed period, any profits realized on such trades will be immediately required to be disgorged to the applicable Fund.

5. Exempted Transactions
------------------------
	Subject to preclearance in accordance with Section 6 below with respect to subitems (b), (e), (f), (g), (h) and (i) hereof, the prohibitions of Sections 4 (C) and 4 (D) will not apply to the following:

	(a) Purchases or sales of securities effected in any account over which the Access Person has no direct or indirect influence or control or in any a ccount of the Access Person which is managed on a discretionary basis by a person other than such Access Person and with respect to which such Access Person does not in fact influence or control such transactions.

	(b) Purchases or sales of Securities (or their equivalents) which are not eligible for purchase or sale by any Fund.

	(c) Purchases or sales of Securities which are non-volitional on the part of either the Access Person or any Fund.

	(d) Purchases of securities which are part of an automatic dividend reinvestment plan.

	(e) Purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer, and sales of such rights so acquired.

	(f) Any equity securities transaction, or series of related transactions effected over a 30 calendar day period, involving 500 shares or less in the aggregate, if: (This rule does NOT include Portfolio Managers)

	(i) the Access person has no prior knowledge of activity in such security by any Fund; and

	(ii) the issuer is listed on The New York Stock Exchange or has a market capitalization (outstanding shares multiplied by the current price per share) greater than $1 billion (or a corresponding market capitalization in foreign markets).

	(g) Any fixed-income securities transaction, or series of related transactions effected over a 30 calendar day period, involving 100 units ($100,000 principal amount) or less in the aggregate, if the Access Person has no prior knowledge of transactions in such securities by any Fund.

	(h) Any transaction in index options effected on a broad-based index if the Access Person has no prior knowledge of activity in such index by any Fund.

	(i) Purchases or sales of securities which receive the prior approval of the Compliance Officer (such person having no personal interest in such purchases or sales), based on a determination that no abuse is involved and that such purchases and sales are not likely to have any economic impact on any Fund or on its ability to purchase or sell securities of the same class or other securities of the same issuer.

6. Preclearance
---------------
	Access Persons (other than Disinterested Directors/Trustees) must preclear all personal securities investments with the exception of those identified in subparts (a), (c) and (d) of Section 5 above.

	All requests for preclearance must be submitted to the Compliance Officer for approval. All approved orders must be executed by the close of business on the day preclearance is granted; provided, however, that approved orders for securities traded in foreign markets may be executed within two (2) business days from the date preclearance is granted. If any order is not timely executed, a request for preclearance must be resubmitted.

7. Reporting
------------
	(a) Disinterested Directors/Trustees shall report to the Compliance Officer the information described in Section 7 (b) hereof with respect to transactions in any Security in which such Disinterested Director/Trustee has, or by reason of such transaction acquires, any direct or indirect Beneficial Ownership in the Security only if such Disinterested Director/Trustee, at the time of that transaction knew or, in the ordinary course of fulfilling his or her official duties as a Director/Trustee of a Fund, should have known that, during the 15-day period immediately preceding or subsequent to the date of the transaction in a Security by such Director/Trustee, such Security is or was purchased or sold by a Fund or was being considered for purchase or sale by a Fund; provided, however, that a Disinterested Director/Trustee is not required to make a report with respect to transactions effected in any account over which such Director/Trustee does not have any direct or indirect influence or control or in any account of the Disinterested Director/Trustee which is managed on a discretionary basis by a person other than such Director/Trustee and with respect to which such Director/Trustee does not in fact influence or control such transactions. The Compliance Officer shall maintain such reports and such other records to the extent required by Rule 17j-1 under the Act.

	(b) Every report required by Section 7 (a) hereof shall be made not later than ten days after the end of the calendar quarter in which the transaction to which the report relates was effected, and shall contain the following information:

	(i) The date of the transaction, the title, the interest rate and maturity date (if applicable), the number of shares, and the principal amount of each Security involved;

	(ii) The nature of the transaction (i.e., purchase, sale or any other type of acquisition or disposition);

	(iii) The price at which the transaction was effected;

	(iv) The name of the broker, dealer or bank with or through whom the transaction was effected; and

	(v) With respect to any account established by the Access Person in which any securities were held during the quarter for the direct or indirect benefit of the Access Person:

	(A) the name of the broker; dealer or bank with whom the Access Person established the account;

	(B) the date the account was established; and

	(C) the date that the report is submitted by the Access Person.

	(c) Any such report may contain a statement that the report shall not be construed as an admission by the person making such report that he or she has any direct or indirect Beneficial Ownership in the Security to which the report relates.

8. Records of Securities Transactions and Post-Trade Review
-----------------------------------------------------------
	Access Persons (other than Disinterested Directors/Trustees) are required to direct their brokers to supply, on a timely basis, duplicate copies of confirmations of all personal securities transactions and copies of periodic statements for all securities accounts in which such Access Persons have a Beneficial Ownership interest to the Compliance Officer. Compliance with this Code requirement by Disinterested Directors/Trustees will be deemed to satisfy the reporting requirements imposed on Access Persons under Rule 17j-1(c) providing such statements contain all of the information required by the appropriate report.

The Compliance Officer will review all reports, or information provided in lieu of reports, on a quarterly basis.

9. Disclosure of Personal Holdings
----------------------------------
	(a) Initial Holding Reports. No later than ten days after a person becomes an Access Person, the following information must be reported to the Compliance Officer:

	(i) the title, number of shares and principal amount of each Security in which the Access Person had any direct or indirect Beneficial Ownership when the person became an Access Person;

	(ii) the name of any broker, dealer or bank with whom the Access Person maintained an account in which any securities were held for the direct or indirect benefit of the Access Person as of the date the person became an Access Person; and

	(iii) the date that the report is submitted by the Access Person.

	(b) Annual Holdings Reports. Annually the following information
(which information must be current as of a date no more than 30 days before the report is submitted, shall be reported to the Compliance Officer:

	(i) the title, number of shares and principal amount of each Security in which the Access Person had any direct or indirect Beneficial Ownership;

	(ii) the name of any broker, dealer or bank with whom the Access Person maintained an account in which any securities were held for the direct or indirect benefit of the Access Person; and

	(iii) the date that the report is submitted by the Access Person.

	(c) A Disinterested Director/Trustee of a Fund would be required to make a report solely by reason of being a Fund Director/Trustee, need not make an initial holdings report or an annual holdings report.

10. Gifts
---------
	Access Persons are prohibited from receiving any gift or other thing of more than $100 in value from any person or entity that does business with or on behalf of a Fund. Occasional business meals or entertainment (theatrical or sporting events, etc.) are permitted so long as they are not excessive in number or cost.

11. Service As a Director
-------------------------
	Investment Personnel are prohibited from serving on the boards of directors of publicly traded companies, absent prior authorization based upon a determination that the board service would be consistent with the interests of a Fund and its shareholders. In the limited instances that such board service is authorized, Investment Personnel will be isolated from those making investment decisions affecting transactions in securities issued by any publicly traded company on whose board such Investment Personnel serves as a director through the use of "Chinese Wall" or other procedures designed to address potential conflicts of interest.

12. Certification of Compliance with the Code
---------------------------------------------
	Access Persons are required to certify annually as follows:

	(a) that they have read and understood the Code;

	(b) that they recognize that they are subject to the Code;

	(c) that they have complied with the requirements of the Code; and

	(d) that they have disclosed or reported all personal securities transactions required to be disclosed or reported pursuant to the requirements of the Code.

13. Code Violations
-------------------

All violations of the Code will be reported to the Board of Directors/Trustees of a Fund on a quarterly basis. Oak may take such action as it deems appropriate.

14. Review by the Board of Directors/Trustees
---------------------------------------------
	The Board of Directors/Trustees of each Fund will be provided with a written annual report which at a minimum:

	(a) describe any issues arising under the Code of Ethics or procedures since the last report to the Board of Directors/Trustees, including, but not limited to, information about material violations of the Code or procedures and sanctions imposed in response to the material violations; and

	(b) certifies that Oak has adopted procedures reasonably necessary to prevent its Access Persons from violating the Code of Ethics.

15. Recordkeeping
-----------------
	Oak shall maintain the following records in the manner and to the extent set forth below and will make such records available to the Securities and Exchange Commission, or any representative thereof, at any time and from time to time for reasonable, periodic special or other examination:

	(a) a copy of this Code as currently in effect, or at any time within the past five years in effect, maintained in an easily accessible place;

	(b) a record of any violation of the Code and of any action taken as a result of the violation will be maintained in an easily accessible place for at least five years after the end of the fiscal year in which the violation occurred;

	(c) a copy of each report made by an Access Person, including any information provided in lieu of reports under this Code or any predecessor Code, will be maintained for at least five years after the end of the fiscal year in which the report is made or the information is provided, the first two years in an easily accessible place;

	(d) a record of all persons currently or within the past five years who are or were required to make reports under this Code or any predecessor Code, or who are or were responsible for reviewing such reports, will be maintained in an easily accessible place;

	(e) a copy of each Annual Report submitted to the Board of Directors/ Trustees will be maintained for at least five years after the end of the fiscal year in which it is made, the first two years in an easily accessible place; and

	(f) Oak will maintain a record of any decision and the reasons supporting the decision to approve the acquisition by Investment Personnel of securities acquired in an Initial Public Offering or private placement for at least five years after the end of the fiscal year in which the approval is granted.


Dated: April 1, 1995, as amended on June 1, 1995 and May 22, 2000.

===========================================================================

Exhibit (o)(vii)	Code of Ethics of Chicago Equity Partners, LLC
			Adopted as of November 28, 2000

===========================================================================


Title:		CHICAGO EQUITY PARTNERS CODE OF ETHICS

Section:	GENERAL

Ref. No.:	A-01


Adopted/Revised:	November 28, 2000
=============================================================================

Under the terms of the Investment Advisers Act of 1940, Chicago Equity Partners LLC (Chicago Equity Partners) has a fiduciary relationship in providing investment management services to its clients. This Code of Ethics shall govern all Covered Persons and directors of Chicago Equity Partners.

General Policy
--------------
Covered Persons shall conduct themselves with integrity and act ethically in their dealings with clients, the public and fellow Covered Persons. All Covered Persons will comply with the AIMR Code of Ethics (Exhibit A) and Chicago Equity Partners' Personal Securities Trading Guidelines (see Policy E-04-A).

Compliance with Laws and Regulations
------------------------------------
Covered Persons shall maintain knowledge of and shall comply with all applicable laws and regulations of any governing agency or self-regulatory organization, and shall comport himself or herself in conformity with standards or conduct promulgated by applicable professional or financial organizations.

Prohibition Against Use of Material Nonpublic Information
---------------------------------------------------------
Covered Persons shall comply with all government laws and regulations and Chicago Equity Partners' policies and procedures relating to the use and communication of material nonpublic information. Covered Persons shall not trade securities while in possession of, nor communicate, material nonpublic information in breach of a duty, or if the information is misappropriated.

Responsibility of Management and Covered Persons
------------------------------------------------
Management of Chicago Equity Partners shall establish, maintain and enforce this Code of Ethics and relevant policies and procedures designed to implement the standards hereunder, to prevent the breach of any applicable laws and regulations. Compliance is an individual responsibility. Failure to comply with all rules and regulations will result in penalties up to and including termination.

Investment Management
---------------------
Covered Persons of Chicago Equity Partners engaged in any facet of investment management of client accounts shall exercise diligence and thoroughness in making investment recommendations, avoiding material misrepresentations, and maintaining records to support the reasonableness of any such actions. Such Covered Persons shall deal fairly with all clients in disseminating investment recommendations and taking investment actions.

Priority of Transactions

-----------------------------------------------------------------------

A-01						Page 1 of 2

Covered Persons shall ensure that transactions for clients shall have priority over transactions in securities or other investments in which Covered Persons have beneficial interests. Management of Chicago Equity Partners shall take appropriate measures to ensure that all Covered Persons abide by the highest ethical standards, in conformity with all applicable government laws and regulations, as well as Chicago Equity Partners' policies and procedures.

Conflicts of Interest
---------------------
Covered Persons shall make every effort to avoid even the appearance of conflict of interest in the conduct of their duties. Covered Persons of Chicago Equity Partners shall disclose to clients any conflict of interest.

Preservation of Confidentiality
-------------------------------
Covered Persons shall preserve the confidentiality of information communicated by the client concerning matters within the scope of the confidential relationship.

Professional Misconduct
-----------------------
Covered Persons shall not commit any felony or other criminal act that upon conviction materially reflects adversely on his/her honesty or trustworthiness, nor shall he or she engage in conduct involving dishonesty, fraud, deceit or misrepresentation.




A-01						Page 2 of 2

Title:		PERSONAL SECURITIES TRANSACTIONS

Section:	COMPLIANCE

Ref. No.:	E-04


Adopted/Revised:	November 28, 2000
==========================================================================

Pertinent Regulation:
---------------------

Investment Company Act of 1940 17(j)-1

Investment Advisers Act  of 1940 204A, 203(e) and (f), 204 -2 (a)(13)

Associates, Directors and Managing Directors (collectively "Covered Persons") must comply with the Chicago Equity Partners Code of Ethics, Chicago Equity Partners Personal Trading Guidelines ('the Guidelines') and the codes of ethics adopted by the board of each mutual fund managed by Chicago Equity Partners.

For these purposes, all Covered Persons are considered "access persons" under the Investment Company Act of 1940 and "advisory representatives" under the Investment Advisers Act of 1940. All Covered Persons must provide the Director of Compliance with duplicate copies of their brokerage statements and confirmations of trades. Covered Persons must complete quarterly Personal Securities Statements. The Director of Compliance will maintain copies of these records for six years, two of which will be readily accessible.
The Rules extend not only to Covered Persons trading but also to the trading of persons and companies connected with Covered Persons of Chicago Equity Partners.

Refer to:
*	Policy A-01, Chicago Equity Partners Code of Ethics
*	Exhibit E-04-A, Chicago Equity Partners Personal Securities Trading
Guidelines


-----------------------------------------------------------------------------
E-04
							Page   1   of   1

Title:		PERSONAL SECURITIES TRADING GUIDELINES

Section:	COMPLIANCE

Ref. No.:	E-04

Exhibit:	EXHIBIT A

Adopted/Revised:	November 28, 2000
=============================================================================


		CHICAGO EQUITY PARTNERS
		-----------------------

	PERSONAL SECURITIES TRADING GUIDELINES
	--------------------------------------

Each Associate, Director or Managing Director (collectively, "Covered Persons") of Chicago Equity Partners is subject to the Chicago Equity Partners Code of Ethics. This code specifically states that "Covered Persons must never make changes in their personal investments on the basis of confidential information". Employees may only place trades based on information available to the general public.

Consistent with the above policies all Covered Persons of Chicago Equity Partners are subject to the following personal security trading guidelines.

I.	PERSONAL SECURITY TRADING GUIDELINES
--------------------------------------------

A. PERSONAL SECURITY TRADES. No Covered Person will trade for their personal account based on knowledge of trades by any account managed by Chicago Equity Partners. Covered Persons are expected to maintain the highest standards of personal integrity in regard to any personal securities activity. The mere appearance of impropriety is to be avoided due to the position of public trust in which and Chicago Equity Partners operates.

B. PURPOSE. These guidelines are designed to provide rules governing the purchase and sale of individual securities by Covered Persons who may have access to sensitive investment information. They apply to all purchases and sales of securities and their derivatives unless specifically exempted below.

C.	 INDIVIDUAL TRADING. Covered Persons are encouraged by
management to use mutual funds for personal investment purposes.
However, Covered Persons are permitted to trade in individual securities as long as they observe these guidelines.

D.	QUARTERLY REPORTING.  Covered Persons must report all securities transactions in which they have a direct or indirect beneficial interest within ten calendar (10) days following the end of a quarter. The personal securities trading (PST) forms used to report these transactions will be distributed by the Director of Compliance at the end of each

---------------------------------------------------------------------------

E-04-A					Page 1 of 4
quarter and shall include (i) the date of the transaction; (ii) title, interest and maturity date (if applicable), number of shares and principal amount; (iii) nature of the transaction; (iv) price; and (v) broker.


E.	EXEMPT SECURITIES.  These guidelines do not apply to individual purchases or sales in the securities listed below. In addition, trades in these securities are not required to be reported on the quarterly PST report. Holdings of these securities must be reported on the Annual Listing of Assets.

1.	Open-end mutual funds whether proprietary or non-proprietary.

2.	Money market instruments.

3.	US Government securities.

4.	Short-term US Government agency securities and short-term
	securities guaranteed by the US Government or its agencies.

5.	Derivative securities of any of the above instruments.

6.	Securities purchased under an existing dividend reinvestment
	program.

F.	PRECLEARANCE.  All purchases and sales of individual securities, including put and call transactions, must be precleared by two of the following employees: the Director of Compliance, the Managing
Director responsible for Trading or the Head Equity Trader. (In the absence of two of these individuals, any Managing Director may serve as a substitute.)

1.	Preclearance is effective only for the day it is granted.
	Covered Persons must complete their trade within the same day of receiving preclearance.

2.	Original Preclearance forms are retained by the Director of
	Compliance.

3.	Preclearance will not be authorized if the trading desk is
	working on an order for client(s) in the security for which the trade is being requested.

	Preclearance is not required for exchange-traded or stock index futures (i.e., the S&P 500) yet transactions in such securities must be reported on the quarterly PST form. Nor is preclearance required for spousal trades in which the Covered Person does not have a direct or indirect beneficial interest, and copies of the spouse's brokerage confirmations and statements are being sent to the Director of Compliance for Chicago Equity Partners.


---------------------------------------------------------------------------
E-04-A							Page 2 of 4

G.	SECURITY TRADES.   Covered Persons cannot personally trade in
securities that are listed in the rebalancing list developed from the rebalancing meetings of the Equity Research unit for a period of 15 calendar days. The following two examples provide further clarification of this requirement.

1.	If ATT was added to the rebalancing list on March 3, the 15-day clock would begin and no Covered Person could buy or sell ATT until March 18.

2.	If there is a subsequent decision involving the same security during the 15-day period, the clock starts anew. Again, if on March 3 ATT was added to the rebalancing list, the 15-day clock would begin and no Covered Person could buy or sell ATT until March 18. If on March 10, the Research unit made an additional recommendation to increase the holdings of ATT the 15-day clock would begin again. Thus, in this example, no one could buy or sell ATT for their own account from March 3 to March 25 (15 days after March 10).

H.	BLACK OUT PERIODS. In addition to the purchase and sale
restrictions noted above, no Fund manager or equity analyst may purchase or sell a security for their own account within seven (7) calendar days before and after the fund he/she manages or supports, trades in that security.

I.	SHORT-TERM TRADING. Covered Persons may not profit from the
purchase and sale, or sale and purchase, of the same securities within a period of 60 calendar days. This prohibition includes any derivative or market equivalent of the security. Profits recognized on short-term trades ( i.e., trades made within a 60 day period) will be required to be disgorged. This prohibition applies to any trade of the Covered Person and is not contingent on the security being held by a fund. It also includes trades in options and futures.

J.	OTHER PROHIBITED TRANSACTIONS.

1.	Covered Persons subject to these guidelines are prohibited from
	acquiring securities through an initial public offering.


---------------------------------------------------------------------------
E-04-A						Page 3 of 4

2.	Covered Persons may not acquire securities through private
	placements.

3.	The provisions of sections I, J, and K include transactions in
	corporate and municipal bonds.

II.	MONITORING AND DISCLOSURE
---------------------------------
The Director of Compliance of Chicago Equity Partners will monitor the observance of these guidelines and are authorized to modify these requirements upon proper disclosure and under appropriate circumstances.

	A.	BROKERAGE STATEMENTS.  Covered Persons subject to these
		guidelines are required to provide the Director of Compliance with copies of their brokerage statements and trading confirmations.

	B.	ANNUAL LISTING OF ASSETS.  In January of each year, all
		Covered Persons subject to these Guidelines will provide the Director of Compliance with a statement of assets. Such statement shall include (i) the title, number of shares and principal amount of each security held; (ii) the name of any broker or bank with whom a securities account is maintained; and (iii) the date of the statement. Any exceptions or irregularities will be reported to the Board of Managers.

	C.	INITIAL LISTING OF ASSETS.  The Director of Compliance will
		obtain a list of assets, that contains the information in B above, from new Covered Persons within ten (10) calendar days of becoming a covered person.

	D.	Quarterly reports will be reviewed by the Director of
		Compliance. Any exceptions, failure to follow preclearance guidelines or other irregularities will be reported to the Board of Managers.

	E.	The Director of Compliance shall maintain all records
		required to be retained under Rule 17j-1 and the Advisers
		Act.




---------------------------------------------------------------------------

E-04-A							Page 4 of 4

==========================================================================

			SIGNATURES

==========================================================================
Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of
1940, as amended, the Registrant certifies that it meets all of the requirements for effectivenessof this Registration
Statement under Rule 485(b) of the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on behalf by the undersigned, thereunto duly authorized, in the City of Norwalk and State of Connecticut, on the 3rd day of November, 2003

                                     MANAGERS TRUST II

                                     BY:  /s/ Donald S. Rumery
                                     -------------------------
                                     Donald S. Rumery
                                     Treasurer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                          Title	          Date
------------------------           ------------------     ----------

         *
------------------------
Jack W. Aber	                   Trustee                November 3, 2003


         *
------------------------
William E. Chapman, II	           Trustee	          November 3, 2003


         *
------------------------
Sean M. Healey 	                   Trustee	          November 3, 2003


         *
------------------------
Edward J. Kaier	                   Trustee	          November 3, 2003


         *
------------------------
Eric Rakowski	                   Trustee	          November 3, 2003


         *
------------------------
Steven J. Paggioli	           Trustee	          November 3, 2003


         *
------------------------
Madeline H. McWhinney	           Trustee	          November 3, 2003


         *
------------------------
Thomas R. Schneeweis	           Trustee	          November 3, 2003


         *
------------------------
Peter M. Lebovitz	           Trustee, President     November 3, 2003
                                   and Principal
                                   Executive Officer

         *
------------------------
Galan G. Daukas	                   Principal Financial    November 3, 2003
                                   Officer


/s/ Donald S. Rumery               Treasurer and          November 3, 2003
------------------------           Principal Accounting
Donald S. Rumery                   Officer


*  By Donald S. Rumery pursuant to Power of Attorney

